UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61719-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord

One State Farm Plaza

Bloomington, Illinois 61710-0001

Alan Goldberg

Bell, Boyd & Lloyd LLP

Three First National Plaza

70 West Madison St., Suite 3100

Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2008

Date of reporting period: 06/30/2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

Table of Contents

Message to Variable Product Customers	1

Portfolio Summary	2

Expense Example	5

Board Approval of Investment Advisory Agreements	7

Schedule of Investments

Large Cap Equity Fund	10

Small/Mid Cap Equity Fund	12

International Equity Fund	15

Large Cap Equity Index Fund	19

Small Cap Equity Index Fund	25

International Equity Index Fund	45

Stock and Bond Balanced Fund	57

Bond Fund	58

Money Market Fund	63

Financial Statements

Statements of Assets and Liabilities	64

Statements of Operations	66

Statements of Changes in Net Assets	68

Notes to Financial Statements	72

Financial Highlights	81

1-888-702-2307

State Farm VP Management Corp.

Securities Products Representatives are available

8:00 a.m. until 6:00 p.m. (Central Time)

Monday through Friday (except holidays)

This report and any financial information contained herein are submitted for the general information of the owners of interests in State Farm Life Insurance Company and State Farm Life and Accident Assurance Company Variable Life Separate Accounts or Variable Annuity Separate Accounts (the “Accounts”). This report provides the results of operations for each of the Funds of the State Farm Variable Product Trust. It is possible to invest in these underlying Funds only through the purchase of a State Farm Variable Universal Life Insurance policy or State Farm Variable Deferred Annuity policy. Please read the prospectus and consider the investment objectives, charges and expenses and other information it contains about the Accounts carefully before investing.

Not FDIC Insured	• May lose value • No bank guarantee

Variable Deferred Annuity (VA) policy series 97040 & 97090 in all states except MA, MT, NY, WI; 97090 in MT; A97040 & A97090 in NY, WI.

Variable Universal Life (VUL) policy series 97035, and also 97036 in TX, except MA, MT, NY, WI; 97085 in MT; A97035 in NY & WI.

This material must be accompanied or preceded by a prospectus.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, are available without charge upon request at 1-800-447-4930 and at “http://www.sec.gov.”

The Funds file complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at “http://www.sec.gov.” The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds make the information on Form N-Q available to shareholders upon request without charge at 1-800-447-4930. Any website referenced in this report is an inactive textual reference only, and information contained in or otherwise accessible through that website does not form a part of, and is not incorporated by reference into, this report.

Distributor: State Farm VP Management Corp.

Message to Variable Product Customers

Dear Policyowners,

Thank you for purchasing a State Farm® Variable Product. Enclosed is the Semi-Annual Report for the 6-month period ended June 30, 2008 for the State Farm Variable Product Trust. Included are financial statements and a complete list of the portfolio holdings to help you further understand the underlying Funds available through variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. We encourage your review and consideration of this entire report.

Market Review

Domestic equity markets declined while bond markets produced slightly positive total returns for the time period of January 1, 2008 through June 30, 2008, in part due to the continued tightening of credit markets resulting from a decline in U.S. housing prices and rising inflation concerns caused by higher energy and other commodity prices. In the domestic equity markets, large cap stocks (as represented by the S&P 500® Index1) and small-cap stocks (as represented by the Russell 2000® Index2) returned -11.91% and -9.37%, respectively year-to-date through June 30, 2008. During the same timeframe, international equity markets also declined and provided a return of -10.96%, as measured by the MSCI EAFE® Free Index3. Among fixed income markets, the Lehman Brothers Government/Credit Intermediate Index4 returned 1.43% year-to-date through June 30, 2008.

Look for detailed discussion of factors that impacted the performance of the underlying Funds during 2008 in the State Farm Variable Product Trust Annual Report.

Sincerely,

Susan D. Waring

Vice President

State Farm Investment Management Corp.

[1]

Source: Standard & Poor’s. The S&P 500® Index is a capitalization-weighted measure of common stocks of 500 large U.S. companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[2]

Source: Bloomberg. The Russell 2000® Index tracks the common stock performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 10% of the total capitalization of the Russell 3000 Index. The stocks of small companies are more volatile than the stocks of larger, more established companies. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[3]

Source: Bloomberg. The Morgan Stanley Capital International Europe, Australasia and Far East Free (EAFE® Free) Index currently measures the performance of stock markets of Europe, Australia, New Zealand, and the Far East. Foreign securities involve risks not normally associated with investing in the U.S. including higher trading and custody costs, less stringent accounting, legal and reporting practices, potential for political and economic instability, and the fluctuation and potential regulation of currency exchange and exchange rates. It is not possible to invest directly in an index. Past performance does not guarantee future results.

[4]

Source: Lehman Brothers. The Lehman Brothers Government/Credit Intermediate Index contains U.S. Government and corporate bonds with maturities above 1 year and an outstanding par value of at least 250 million. It is not possible to invest directly in an index. Bonds have historically been less volatile than stocks, but are sensitive to changes in interest rates. Past performance does not guarantee future results.

Portfolio Summary

*	Illustrated by sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 18 other countries each of which represents less than 2% of net assets.

Portfolio Summary (continued)

*	Illustrated by sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by sector and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

**	Represents 13 other countries each of which represents less than 3% of net assets.

Portfolio Summary (continued)

*	Illustrated by type of security and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by type of security and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

*	Illustrated by type of security and based on total net assets as of June 30, 2008. Please refer to the Schedule of Investments later in this report for details concerning Fund holdings.

Expense Example (unaudited)1

As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The Example in the following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as stated in the table for each fund.

Actual Expenses

The first line under each Fund name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value for a Fund by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for the applicable Fund to estimate the expenses you paid on your account for that Fund during this period. If your account has multiple Fund positions, add up the results calculated for each Fund position within your account to estimate the expenses you paid on your total account value.

Hypothetical Example for Comparison Purposes

The second line under each Fund name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line under each Fund name in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, including those that have transactional costs, such as sales charges (loads), redemptions fees, or exchange fees.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[2]
Large Cap Equity Fund
Actual	$1,000.00	$ 817.72	0.70%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.38	0.70%	3.52
Small/Mid Cap Equity Fund
Actual	1,000.00	932.62	0.90%	4.32
Hypothetical (5% return before expenses)	1,000.00	1,020.39	0.90%	4.52
International Equity Fund
Actual	1,000.00	893.31	1.00%	4.71
Hypothetical (5% return before expenses)	1,000.00	1,019.89	1.00%	5.02
Large Cap Equity Index Fund
Actual	1,000.00	879.30	0.31%	1.45
Hypothetical (5% return before expenses)	1,000.00	1,023.32	0.31%	1.56
Small Cap Equity Index Fund
Actual	1,000.00	904.92	0.47%	2.23
Hypothetical (5% return before expenses)	1,000.00	1,022.53	0.47%	2.36
International Equity Index Fund
Actual	1,000.00	890.70	0.71%	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.33	0.71%	3.57

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Annualized Expense Ratio Based on the Period January 1, 2008 to June 30, 2008	Expenses Paid During Period January 1, 2008 to June 30, 2008[2]
Stock and Bond Balanced Fund[3]
Actual	$1,000.00	$ 931.74	0.41%	$1.97
Hypothetical (5% return before expenses)	1,000.00	1,022.82	0.41%	2.06
Bond Fund
Actual	1,000.00	1,014.74	0.56%	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.08	0.56%	2.82
Money Market Fund
Actual	1,000.00	1,012.55	0.49%	2.45
Hypothetical (5% return before expenses)	1,000.00	1,022.43	0.49%	2.46

[1]

This expense example reflects only the underlying Fund fees. As an owner of an interest in the Accounts, you do not directly own shares of the underlying Funds. Instead, you allocate premiums to a subaccount of the Accounts and the subaccount invests in a corresponding Fund of the State Farm Variable Product Trust. Your ownership interest in the Accounts is also subject to contract level fees and expenses which are not included in this expense example.

[2]

Expenses are equal to the applicable Fund’s annualized expense ratio (provided in the table), multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

[3]

Expenses for the Stock and Bond Balanced Fund equal 60% of the Large Cap Equity Index Fund expenses plus 40% of the Bond Fund expenses. The Stock and Bond Balanced Fund targets a 60%/40% investment ratio between the Large Cap Equity Index Fund and the Bond Fund. This ratio may vary slightly from 60%/40% throughout the year. Refer to the Stock and Bond Balanced Fund’s Schedule of Investments for the ratio as of June 30, 2008.

Board Approval of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board”) of State Farm Variable Product Trust (“Variable Product Trust”) held on June 13, 2008, all of the Trustees present, including those Trustees present who were not interested persons of Variable Product Trust as defined by Section 2(a)(19) of the Investment Company Act of 1940 (the “Independent Trustees”), considered whether (i) to approve continuation of the Investment Advisory and Management Services Agreement between State Farm Investment Management Corp. (“SFIMC”) and Variable Product Trust (the “Advisory Agreement”), (ii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust, and Barclays Global Fund Advisors (“Barclays”) with respect to the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund, which agreement will be referred to as the “Barclays Sub-Advisory Agreement,” (iii) to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Capital Guardian Trust Company (“Capital Guardian”) with respect to the Large Cap Equity Fund and the International Equity Fund through no later than September 30, 2008, which agreement will be referred to as the “Capital Guardian Sub-Advisory Agreement,” (iv) with respect to the Small/Mid Cap Equity Fund to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Bridgeway Capital Management, Inc. (“Bridgeway”), which agreement will be referred to as the “Bridgeway Sub-Advisory Agreement,” and (v) with respect to the Small/Mid Cap Equity Fund to approve continuation of the Investment Sub-Advisory Agreement between SFIMC, Variable Product Trust and Rainier Investment Management, Inc. (“Rainier”), which agreement will be referred to as the “Rainier Sub-Advisory Agreement.” Together the Barclays, Capital Guardian, Bridgeway and Rainier Sub-Advisory Agreements will be referred to as the “Existing Sub-Advisory Agreements.”

Additionally the Board considered at its regular meeting held June 13, 2008 whether (vi) to approve an amendment to the Bridgeway Sub-Advisory Agreement appointing Bridgeway co-investment sub-adviser to the Large Cap Equity Fund, (vii) to approve an Investment Sub-Advisory Agreement between Westwood Management Corp. (“Westwood”), Variable Product Trust and SFIMC appointing Westwood co-investment sub-adviser to the Large Cap Equity Fund, (viii) to approve an Investment Sub-Advisory Agreement between Marsico Capital Management, LLC. (“Marsico”), Variable Product Trust and SFIMC appointing Marsico co-investment sub-adviser to the International Equity Fund, and (ix) to approve an Investment Sub-Advisory Agreement between Northern Cross, LLC. (“Northern Cross”), Variable Product Trust and SFIMC appointing Northern Cross co-investment sub-adviser to the International Equity Fund, in each case, replacing Capital Guardian as investment sub-adviser to these Funds. SFIMC explained to the Board that if these arrangements were approved, the Large Cap Equity Fund would be managed by Bridgeway and Westwood at approximately a 50-50 split and that the International Equity Fund would be managed by Marsico and Northern Cross at approximately a 50-50 split. SFIMC also explained to the Board that SFIMC anticipated that if approved by the Board these changes for the Large Cap Equity Fund and the International Equity Fund will become effective no later than September 30, 2008. The proposed amendment to the Bridgeway Sub-Advisory Agreement, and the proposed Westwood, Marsico and Northern Cross Sub-Advisory Agreements collectively are referred to as the “New Sub-Advisory Agreements.”

SFIMC and the Board have hired sub-advisers for six of Variable Product Trust’s nine separate series (each a “Fund” and together the “Funds”). Each sub-adviser is responsible for the day-to-day management of the investments or a portion of the investments of the applicable Fund. The six sub-advised Funds and their sub-advisers are listed below:

Fund	Sub-Adviser(s)
Large Cap Equity Fund	Capital Guardian
Small/Mid Cap Equity Fund	Bridgeway and Rainier
International Equity Fund	Capital Guardian
Large Cap Equity Index Fund	Barclays
Small Cap Equity Index Fund	Barclays
International Equity Index Fund	Barclays

Prior to the June 13, 2008 meeting, independent legal counsel to the Independent Trustees had sent to SFIMC, Capital Guardian, Barclays, Bridgeway and Rainier a request for information to be provided to the Board in connection with the Board’s consideration of continuing the Advisory Agreement and the Existing Sub-Advisory Agreements. Prior to June 13, 2008, SFIMC had sent to Bridgeway, Westwood, Marsico and Northern Cross a request for information to be provided to the Board in connection with considering approval of the New Sub-Advisory Agreements. Capital Guardian, Barclays, Bridgeway, Rainier, Westwood, Marsico and Northern Cross (collectively the “Sub-Advisers”) and SFIMC provided materials to the Board responding to those requests prior to the June 13th meeting. SFIMC also provided the Board with additional information that SFIMC believed would be useful to the Board in evaluating whether to approve continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements and whether to approve the New Sub-Advisory Agreements. Prior to the June 13th meeting, the Board also received a report prepared by Morningstar, Inc., an independent fund tracking organization (the “Morningstar Report”), relating to the performance and expenses of the Funds, as well as performance and expense information for products similar in nature to the Large Cap Equity Fund and the International Equity Fund under the management of Bridgeway, Westwood, Marsico and Northern Cross. In addition, the Board received and reviewed a memorandum from the legal counsel to Variable Product Trust and its Independent Trustees regarding their responsibilities (particularly the Independent Trustees’ responsibilities) in considering these actions.

The Independent Trustees of Variable Product Trust also had reviewed certain of these materials at meetings held on March 14, 2008 and May 27, 2008, during which SFIMC management expanded on those materials and responded to specific questions from the Independent Trustees. The Independent Trustees discussed all of this material extensively among themselves and with their independent legal counsel, and with the other Board members, after which the Board considered various factors described below, no one of which alone was considered dispositive. However, the material factors and conclusions that formed the basis for the Board’s determination to approve the agreements are discussed separately below.

Investment Performance

The Board considered each Fund’s investment performance. Among other things, the Board examined the year-to-date, one-, three-, and five-year (or since inception, if shorter) performance of each Fund as compared to the performance of one or more benchmark indexes and a peer group of funds with comparable investment objectives, investment strategies, asset size and load structures (“Peer Funds”).

The Board considered that the performance of the Large Cap Equity Index Fund, the Small Cap Equity Index Fund and the International Equity Index Fund closely tracked the performance of these Funds’ benchmark indexes, net of fees. The Board concluded that the performance of these three Funds over the periods reviewed was acceptable and closely tracked their respective benchmarks.

The Board considered the performance of the Large Cap Equity Fund and the International Equity Fund. The Board reviewed each Fund’s performance, including as compared to applicable benchmarks and to the performance of Peer Funds. SFIMC informed the Board that SFIMC continued to be disappointed with the performance of these Funds and the overall services provided by Capital Guardian. Accordingly, SFIMC formally recommended to the Board that Capital Guardian be replaced as sub-adviser to these Funds, a recommendation with which the Board agreed. In light of its decision to terminate Capital Guardian as sub-adviser to these Funds as soon as operationally practicable, the Board did not deem the performance of those Funds as a determinative factor.

The Board reviewed the performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund. The Board noted the favorable relative performance of the Bond Fund and the bond portion of the Stock and Bond Balanced Fund. The Morningstar Report indicated that the overall performance of those Funds was competitive with each Fund’s benchmark and/or index and with the performance of each Fund’s Peer Funds. After extensive discussion of this and other performance information, the Board concluded that the investment performance of the Bond Fund, the Money Market Fund and the Stock and Bond Balanced Fund over the periods reviewed was acceptable.

The Board reviewed the performance of the Small/Mid Cap Equity Fund. Bridgeway and Rainier began sub-advising this Fund effective December 1, 2006. SFIMC informed the Board that this Fund had performed relatively well since that time. The Board also reviewed the Fund’s performance as compared to the Fund’s benchmarks and as compared to the performance of the Fund’s Peer Funds. The Board concluded that the investment performance of the Small/Mid Cap Equity Fund over the periods reviewed was acceptable.

In connection with considering whether to approve the New Sub-Advisory Agreements, the Board considered the historical performance of Bridgeway, Westwood, Marsico and Northern Cross in managing accounts with investment objectives and strategies similar to the applicable Fund’s investment objectives and strategies, which performance is referred to as “Related Manager Performance.” Specifically, the Board considered performance of the following investment portfolios managed by the named Sub-Adviser:

Sub-Adviser	Similar Investment Portfolio
Bridgeway	Bridgeway Large-Cap Growth Fund
Westwood	GAMCO Westwood Large Cap Equity Fund
Marsico	International Opportunities Fund
Northern Cross	Harbor International Fund

The Board compared each sub-adviser’s recent Related Manager Performance to the performance of one or more benchmarks and Peer Funds for the same time periods. After considering that information, the Board concluded that it appears that each sub-adviser can produce similar results for the Fund that SFIMC proposes each sub-advise.

Fees and Expenses

With respect to the continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements and with respect to approving the New Sub-Advisory Agreements, the Board examined the fee structure and expense ratio of each Fund, including in comparison to Peer Funds. SFIMC management explained the extent of the services provided by the State Farm Life Insurance Companies to the Funds. The State Farm Life Insurance Companies sponsor the separate accounts to which the Funds are sold. The Board concluded that each Fund’s expense structure and overall fees were acceptable. In connection with examining the fee structure and expense ratio of each Fund, the Board also considered the amount of profits earned (or losses incurred) by SFIMC in providing advisory services to each Fund, as well as the methodology by which that profit was calculated. The Board concluded that the advisory and sub-advisory fees, which directly or indirectly are part of each Fund’s fee structure and expense ratio, were reasonable.

With respect to approving the New Sub-Advisory Agreements, the Board considered the costs of the services proposed to be provided by Bridgeway, Westwood, Marsico and Northern Cross. The Board first noted that the overall costs to the shareholders of the Large Cap Equity Fund and the International Equity Fund would not change because SFIMC was solely responsible for the payment of those sub-advisory fees. Nevertheless, the Board examined the proposed sub-advisory fee structure, including the proposed breakpoints as assets in the Fund increase. SFIMC indicated to the Board that the proposed sub-advisory fees were competitive. After considering this information, the Board concluded that the proposed sub-advisory fees to be paid to Bridgeway, Westwood, Marsico and Northern Cross pursuant to the New Sub-Advisory Agreements were reasonable and would be in the best interests of the Funds’ shareholders.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the advisory and sub-advisory services provided or proposed to be provided by SFIMC and the Sub-Advisers to the Funds. The Board considered the make-up, education and experience of the teams responsible (or that would be responsible) for managing the Funds at these organizations, and concluded that each organization’s investment management team has a satisfactory, long-term track record. After considering all of this information, the Board concluded that SFIMC and the Sub-Advisers each had more than sufficient resources and expertise to manage or sub-advise or to continue to manage or sub-advise the Funds, and that given the past experience of each, these organizations would be able to provide or continue to provide satisfactory services to Variable Product Trust. The Board also considered the view of Variable Product Trust’s Chief Compliance Officer that the compliance policies and procedures of Bridgeway, Westwood, Marsico and Northern Cross were reasonably designed to prevent and detect violations of the federal securities laws.

Economies of Scale/Other Benefits

The Board next discussed the extent to which economies of scale will be realized as each Fund grows and whether each Fund’s fee levels reflect economies of scale for the benefit of the Fund. SFIMC explained to the Board that economies of scale occur when a Fund’s expenses per unit, such as per dollar invested in the fund, decrease as the fund increases in size. One way a mutual fund achieves economies of scale is to lower the average cost per unit by spreading fixed costs over a larger asset base. As the Funds within Variable Product Trust grow, each Fund’s fixed costs will be spread over a larger asset base, so a Fund’s fee levels will reflect economies of scale for the benefit of the Fund as the Fund grows. The Board discussed the fact that the advisory fees payable by Variable Product Trust to SFIMC are a flat percentage of each Fund’s average daily net assets, and that the percentage does not decrease as a Fund increases in size.

The Board next discussed whether SFIMC or a Sub-Adviser derives or will derive any other direct or indirect benefits from serving as investment adviser or investment sub-adviser to the Funds. SFIMC indicated to the Board that it was not aware of any ancillary or other benefits (other than fees) that these organizations (and each organization’s respective affiliates, if any) receive (or would receive) for providing various services to Variable Product Trust, particularly because these organizations do not execute securities trades on behalf of the Funds through an affiliated broker-dealer. The Board concluded that the lack of any ancillary or so-called “fallout” benefits enables SFIMC and the Sub-Advisers to manage assets of the Funds in a manner that appears to be free of conflicts of interest.

Based on the Board’s deliberations and their evaluation of the information provided by SFIMC and the Sub-Advisers, the Board, including all of the Independent Trustees present at the Board meeting, unanimously approved the:

•	Continuation of the Advisory Agreement for all Funds through June 30, 2009,
•	Continuation of the each Existing Sub-Advisory Agreement, other than the Capital Guardian Sub-Advisory Agreement, through June 30, 2009,
•	Continuation of the Capital Guardian Sub-Advisory Agreement with respect to the Large Cap Equity Fund and the International Equity Fund through September 30, 2008, and
•	New Sub-Advisory Agreements to become effective on or before September 30, 2008.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (92.63%)

Consumer Discretionary (8.78%)
Carnival Corp.	5,200	$171,392
CBS Corp. Class B	6,100	118,889
Comcast Corp. Class A	15,200	288,344
Gannett Co. Inc.	19,900	431,233
General Motors Corp.	6,900	79,350
Harley-Davidson Inc.	7,500	271,950
Jarden Corp. (a)	25,900	472,416
Johnson Controls Inc.	10,600	304,008
Lowe’s Companies Inc.	19,000	394,250
Time Warner Cable Inc. Class A (a)	11,700	309,816
Time Warner Inc.	12,200	180,560

		3,022,208

Consumer Staples (11.50%)
Altria Group Inc.	32,800	674,368
Energizer Holdings Inc. (a)	5,700	416,613
Kraft Foods Inc. Class A	47,773	1,359,142
Lorillard Inc. (a)	1,600	110,656
Philip Morris International Inc.	5,400	266,706
Sara Lee Corp.	46,400	568,400
The Coca-Cola Co.	2,900	150,742
Unilever NV New York Shares	14,500	411,800

		3,958,427

Energy (9.78%)
Chevron Corp.	4,500	446,085
ConocoPhillips	10,400	981,656
Exxon Mobil Corp.	2,500	220,325
Marathon Oil Corp.	8,800	456,456
Royal Dutch Shell PLC ADR Class B	8,100	648,891
Spectra Energy Corp.	6,900	198,306
Transocean Inc. (a)	2,707	412,520

		3,364,239

Financials (23.69%)
Ambac Financial Group Inc.	17,600	23,584
American Capital Strategies Ltd.	23,900	568,103
American International Group Inc.	27,300	722,358
Capital One Financial Corp.	4,800	182,448
East West Bancorp Inc.	4,100	28,946
Federal Home Loan Mortgage Corp.	9,100	149,240
Federal National Mortgage Association	7,700	150,227
Fifth Third Bancorp	8,700	88,566
Goldman Sachs Group Inc.	5,700	996,930
Hudson City Bancorp Inc.	54,000	900,720
JPMorgan Chase & Co.	41,500	1,423,865
Lehman Brothers Holdings Inc.	15,300	303,093
Marsh & McLennan Companies Inc.	2,200	58,410
MBIA Inc.	17,100	75,069
Mercury General Corp.	3,000	140,160
SLM Corp. (a)	9,900	191,565
Suntrust Banks Inc.	13,100	474,482
Wachovia Corp.	29,500	458,135
Washington Mutual Inc.	43,300	213,469
Wells Fargo & Co.	33,400	793,250
XL Capital Ltd. Class A	10,300	211,768

		8,154,388

Health Care (7.86%)
Aetna Inc.	12,900	522,837
AstraZeneca PLC ADR	9,800	416,794
Merck & Co. Inc.	7,100	267,599
Pfizer Inc.	41,200	719,764
Sanofi-Aventis ADR	23,400	777,582

		2,704,576

Industrials (11.28%)
3M Co.	2,300	160,057
Caterpillar Inc.	7,400	546,268
Emerson Electric Co.	5,200	257,140
FedEx Corp.	2,900	228,491
General Electric Co.	39,000	1,040,910
Illinois Tool Works Inc.	12,900	612,879
Parker Hannifin Corp.	1,400	99,848
Southwest Airlines Co.	41,900	546,376
Tyco International Ltd.	9,750	390,390

		3,882,359

Materials (4.96%)
Nucor Corp.	14,600	1,090,182
The Dow Chemical Co.	4,000	139,640
Vulcan Materials Co.	8,000	478,240

		1,708,062

Technology (5.44%)
Affiliated Computer Services Inc.
Class A (a)	9,300	497,457
Fairchild Semiconductor International Inc. (a)	13,300	156,009
Hewlett-Packard Co.	4,800	212,208
Intel Corp.	7,300	156,804
Jabil Circuit Inc.	23,100	379,071
Micron Technology Inc. (a)	48,000	288,000
Seagate Technology	6,300	120,519
Tyco Electronics Ltd.	1,700	60,894

		1,870,962

Telecommunication Services (4.14%)
AT&T Inc.	37,200	1,253,268
Verizon Communications Inc.	4,800	169,920

		1,423,188

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares or principal amount	Value
Common Stocks (Cont.)

Utilities (5.20%)
American Water Works Co. Inc. (a)	16,800	$372,624
CMS Energy Corp.	11,300	168,370
Edison International	8,700	447,006
Pinnacle West Capital Corp.	26,100	803,097

		1,791,097

Total Common Stocks
(cost $41,388,974)		31,879,506

Convertible Preferred Stocks (1.49%)

Financials (0.82%)
Fifth Third Bancorp (a)	1,000	107,000
Washington Mutual Inc.	300	176,100

		283,100

Health Care (0.67%)
Schering Plough Corp.	1,200	229,812

Total Convertible Preferred Stocks
(cost $601,831)		512,912

Convertible Bonds (0.90%)

Consumer Discretionary (0.90%)
Ford Motor Co. Convertible Corporate Bond
4.250%, 12/15/2036	$427,000	310,642

Total Convertible Bonds
(cost $435,175)		310,642

Short-term Investments (4.57%)
JPMorgan U.S. Government Money Market Fund	1,573,394	1,573,394

Total Short-term Investments
(cost $1,573,394)		1,573,394

TOTAL INVESTMENTS (99.59%)
(cost $43,999,374)		34,276,454
OTHER ASSETS, NET OF LIABILITIES (0.41%)		141,541

NET ASSETS (100.00%)		$34,417,995

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (99.19%)

Consumer Discretionary (13.32%)
Abercrombie & Fitch Co. Class A	1,425	$89,319
Bally Technologies Inc. (a)	3,000	101,400
Bare Escentuals Inc. (a)	5,325	99,737
Big Lots Inc. (a)	15,800	493,592
Burger King Holdings Inc.	5,800	155,382
Callaway Golf Co.	12,600	149,058
Coach Inc. (a)	4,125	119,130
Focus Media Holding Ltd. ADR (a)	4,700	130,284
FTD Group Inc.	18,700	249,271
FTI Consulting Inc. (a)	2,275	155,746
GameStop Corp. Class A (a)	3,900	157,560
Gildan Activewear Inc. (a)	4,075	105,461
Goodyear Tire & Rubber Co. (a)	10,500	187,215
Guess? Inc.	3,550	132,947
Hasbro Inc.	5,900	210,748
J. Crew Group Inc. (a)	3,200	105,632
J.C. Penney Co. Inc.	2,950	107,056
JAKKS Pacific Inc. (a)	6,700	146,395
LKQ Corp. (a)	5,350	96,675
Omnicom Group Inc.	3,450	154,836
Perry Ellis International Inc. (a)	6,300	133,686
Phillips-Van Heusen Corp.	3,950	144,649
Pier 1 Imports Inc. (a)	27,300	93,912
Saks Inc. (a)	7,325	80,429
Sotheby’s	6,050	159,538
Stoneridge Inc. (a)	12,100	206,426
Systemax Inc.	7,300	128,845
UniFirst Corp.	6,872	306,904
Urban Outfitters Inc. (a)	5,700	177,783
VF Corp.	3,150	224,217
Warnaco Group Inc. (a)	11,800	520,026

		5,323,859

Consumer Staples (4.64%)
Avon Products Inc.	6,650	239,533
Cal-Maine Foods Inc.	8,500	280,415
Chiquita Brands International Inc. (a)	8,500	128,945
Church & Dwight Co. Inc.	2,550	143,693
ConAgra Foods Inc.	8,675	167,254
Corn Products International Inc.	4,600	225,906
Energizer Holdings Inc. (a)	2,100	153,489
Fomento Economico Mexicano S.A.B.de C.V. ADR	4,300	195,693
H.J. Heinz Co.	3,725	178,241
Spartan Stores Inc.	6,100	140,300

		1,853,469

Energy (12.34%)
CONSOL Energy Inc.	2,050	230,359
GulfMark Offshore Inc. (a)	4,600	267,628
Hornbeck Offshore Services Inc. (a)	8,900	502,939
Mariner Energy Inc. (a)	5,750	212,578
McMoRan Exploration Co. (a)	12,200	335,744
Murphy Oil Corp.	900	88,245
National-Oilwell Varco Inc. (a)	2,025	179,658
Noble Corp.	5,025	326,424
Oil States International Inc. (a)	3,400	215,696
Petrohawk Energy Corp. (a)	2,075	96,093
Pioneer Natural Resources Co.	6,775	530,347
Quicksilver Resources Inc. (a)	7,150	276,276
Rosetta Resources Inc. (a)	6,900	196,650
Stone Energy Corp. (a)	4,900	322,959
Swift Energy Co. (a)	3,100	204,786
Tidewater Inc.	3,000	195,090
Weatherford International Ltd. (a)	7,650	379,363
Whiting Petroleum Corp. (a)	3,525	373,932

		4,934,767

Financials (11.81%)
American Physicians Capital Inc.	5,700	276,108
Ameriprise Financial Inc.	3,150	128,111
Amerisafe Inc. (a)	19,000	302,860
AmTrust Financial Services Inc.	11,300	142,380
Annaly Capital Management Inc.	18,425	285,772
Arch Capital Group Ltd. (a)	1,525	101,138
Assurant Inc.	3,525	232,509
BlackRock Inc.	850	150,450
Charles Schwab Corp.	15,450	317,343
Digital Realty Trust Inc.	8,375	342,621
IntercontinentalExchange Inc. (a)	1,425	162,450
Invesco Ltd.	5,150	123,497
Jones Lang LaSalle Inc.	950	57,181
Knight Capital Group Inc. Class A (a)	11,300	203,174
LaBranche & Co. Inc. (a)	44,600	315,768
Lazard Ltd. Class A	5,250	179,287
Mercer Insurance Group Inc.	8,200	142,680
MF Global Ltd. (a)	3,475	21,927
Navigators Group Inc. (a)	6,500	351,325
Northern Trust Corp.	1,900	130,283
Raymond James Financial Inc.	7,850	207,161
State Street Corp.	2,150	137,579
T Rowe Price Group Inc.	3,575	201,880
Tower Group Inc.	5,300	112,307
Willis Group Holdings Ltd.	3,025	94,894

		4,720,685

Health Care (9.41%)
AMERIGROUP Corp. (a)	4,500	93,600
Analogic Corp.	4,400	277,508
Applera Corp. - Celera Group (a)	21,600	245,376
Celgene Corp. (a)	1,000	63,870
Cephalon Inc. (a)	2,650	176,728
Chindex International Inc. (a)	13,950	204,646
Endo Pharmaceuticals Holdings Inc. (a)	10,550	255,204

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Express Scripts Inc. (a)	2,325	$145,824
Genzyme Corp. (a)	1,975	142,240
Hologic Inc. (a)	9,854	214,817
Immucor Inc. (a)	2,300	59,524
Intuitive Surgical Inc. (a)	400	107,760
Inverness Medical Innovations Inc. (a)	3,150	104,486
Invitrogen Corp. (a)	11,400	447,564
Kindred Healthcare Inc. (a)	8,000	230,080
Pediatrix Medical Group Inc. (a)	2,275	111,998
Perrigo Co.	9,200	292,284
Psychiatric Solutions Inc. (a)	3,375	127,710
QIAGEN NV (a)	10,500	211,365
ResMed Inc. (a)	2,475	88,457
Triple-S Management Corp. Class B (a)	9,800	160,230

		3,761,271

Industrials (17.90%)
Ampco-Pittsburgh Corp.	4,800	213,504
BE Aerospace Inc. (a)	9,950	231,735
Capstone Turbine Corp. (a)	52,100	218,299
Columbus McKinnon Corp. (a)	6,400	154,112
Eagle Bulk Shipping Inc.	7,250	214,383
EMCOR Group Inc. (a)	11,925	340,220
Encore Wire Corp.	11,700	247,923
Gardner Denver Inc. (a)	5,000	284,000
General Cable Corp. (a)	4,200	255,570
Hawaiian Holdings Inc. (a)	24,400	169,580
ICF International Inc. (a)	11,200	186,144
ITT Corp.	3,225	204,239
Kansas City Southern (a)	8,375	368,416
Layne Christensen Co. (a)	4,700	205,813
Manitowoc Co. Inc.	5,775	187,861
McDermott International Inc. (a)	8,800	544,632
MSC Industrial Direct Co. Inc.	1,300	57,343
NCI Building Systems Inc. (a)	5,300	194,669
Nordson Corp.	3,100	225,959
Norfolk Southern Corp.	1,925	120,640
Perini Corp. (a)	5,400	178,470
Precision Castparts Corp.	4,575	440,893
Robbins & Myers Inc.	12,800	638,336
Rockwell Collins Inc.	4,150	199,034
Ryder System Inc.	2,800	192,864
Superior Essex Inc. (a)	7,100	316,873
Tecumseh Products Co. Class A (a)	6,100	199,958
TeleTech Holdings Inc. (a)	4,150	82,834
Terex Corp. (a)	1,625	83,476
Textron Inc.	4,100	196,513

		7,154,293

Materials & Processes (12.61%)
A. Schulman Inc.	9,600	221,088
Airgas Inc.	1,850	108,022
AK Steel Holding Corp.	5,200	358,800
Cleveland-Cliffs Inc.	2,350	280,096
Glatfelter	13,200	178,332
Greif Inc.	3,400	217,702
Hercules Inc.	9,400	159,142
Intrepid Potash Inc. (a)	2,675	175,962
Koppers Holdings Inc.	6,900	288,903
LSB Industries Inc. (a)	10,300	203,940
Olympic Steel Inc.	3,400	258,128
OM Group Inc. (a)	2,200	72,138
Owens-Illinois Inc. (a)	5,800	241,802
Reliance Steel & Aluminum Co.	4,700	362,323
Rock-Tenn Co. Class A	7,000	209,930
SPX Corp.	1,125	148,196
Steel Dynamics Inc.	10,800	421,956
Terra Industries Inc.	10,300	508,305
Walter Industries Inc.	5,750	625,427

		5,040,192

Technology (10.73%)
Activision Inc. (a)	5,350	182,274
Adobe Systems Inc. (a)	3,050	120,140
Amkor Technology Inc. (a)	17,300	180,093
Anixter International Inc. (a)	4,400	261,756
Autodesk Inc. (a)	5,225	176,657
Broadcom Corp. Class A (a)	10,300	281,087
Ciena Corp. (a)	3,875	89,784
Citrix Systems Inc. (a)	3,375	99,259
Cognizant Technology Solutions Corp. (a)	5,950	193,434
CommScope Inc. (a)	4,400	232,188
Compuware Corp. (a)	26,000	248,040
Fiserv Inc. (a)	3,275	148,587
Intersil Corp.	8,750	212,800
MAXIMUS Inc.	4,400	153,208
McAfee Inc. (a)	4,450	151,434
MICROS Systems Inc. (a)	4,925	150,163
Multi-Fineline Electronix Inc. (a)	8,200	226,894
Nuance Communications Inc. (a)	13,575	212,720
NVIDIA Corp. (a)	10,575	197,964
Paychex Inc.	5,650	176,732
Riverbed Technology Inc. (a)	7,350	100,842
Silicon Laboratories Inc. (a)	4,150	149,774
SYNNEX Corp. (a)	7,000	175,630
Trimble Navigation Ltd. (a)	4,700	167,790

		4,289,250

Telecommunications (1.18%)
iPCS Inc. (a)	6,700	198,521
NII Holdings Inc. (a)	3,675	174,526
tw telecom inc. (a)	6,075	97,382

		470,429

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Utilities (5.25%)
Allegheny Energy Inc.	6,575	$329,473
Central Vermont Public Service Corp.	4,900	94,913
Constellation Energy Group Inc.	1,200	98,520
El Paso Electric Co. (a)	7,400	146,520
Entergy Corp.	2,450	295,176
Hawaiian Electric Industries Inc.	3,900	96,447
ITC Holdings Corp.	5,175	264,494
Laclede Group Inc.	4,900	197,813
MGE Energy Inc.	6,000	195,720
Mirant Corp. (a)	2,975	116,471
Nicor Inc.	3,500	149,065
Wisconsin Energy Corp.	2,525	114,181

		2,098,793

Total Common Stocks (cost $38,314,061)		39,647,008

Short-term Investments (1.65%)
JPMorgan U.S. Government Money Market Fund	659,793	659,793

Total Short-term Investments (cost $659,793)		659,793

TOTAL INVESTMENTS (100.84%) (cost $38,973,854)		40,306,801
LIABILITIES, NET OF OTHER ASSETS (-0.84%)		(334,229)

NET ASSETS (100.00%)		$39,972,572

(a)	Non-income producing security.

ADR - American Depository Receipt

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (95.73%) (a)

Australia (2.32%)
Amcor Ltd.	19,138	$92,714
Brambles Ltd.	11,229	93,986
Macquarie Group Ltd.	1,970	91,714
Newcrest Mining Ltd.	5,293	146,896
QBE Insurance Group Ltd.	3,300	70,954
Telstra Corp. Ltd.	26,046	105,834
Toll Holdings Ltd.	5,486	31,745
Woodside Petroleum Ltd.	2,200	142,200
Woolworths Ltd.	9,170	214,897

		990,940

Austria (0.65%)
Raiffeisen International Bank Holding AG	1,676	212,938
Telekom Austria AG	3,000	65,006

		277,944

Belgium (0.26%)
Fortis	3,432	54,583
Fortis Strip (b)	2,532	40
UCB SA	1,483	54,710

		109,333

Canada (10.86%)
Barrick Gold Corp.	11,600	527,800
CAMECO Corp.	4,100	176,111
Canadian Natural Resources Ltd.	8,900	880,137
EnCana Corp.	6,200	567,649
Inmet Mining Corp.	1,400	92,921
Manulife Financial Corp.	2,400	83,931
Methanex Corp.	1,400	39,568
National Bank of Canada	1,900	94,357
Onex Corp.	2,000	58,900
Potash Corp. of Saskatchewan Inc.	6,600	1,531,197
Research In Motion Ltd. (b)	1,000	117,378
Shaw Communications Inc. Class B	4,600	93,922
Shoppers Drug Mart Corp.	2,500	137,026
Suncor Energy Inc.	4,200	243,836

		4,644,733

China (0.58%)
Alibaba.com Ltd. (b) (c)	9,000	12,683
China Overseas Land & Investment Ltd.	16,000	25,361
China Shenhua Energy Co. Ltd. Class H	30,500	120,038
Industrial and Commercial Bank of China Ltd. Class H	130,000	88,884

		246,966

Denmark (0.51%)
A P Moller-Maersk A/S Class B	7	85,716
Novo Nordisk A/S Class B	2,000	131,661

		217,377

Finland (0.40%)
Nokia OYJ	2,700	65,848
Rautaruukki OYJ	1,700	77,169
UPM-Kymmene OYJ	1,829	29,802

		172,819

France (12.61%)
Accor SA	1,200	79,716
Air Liquide SA	1,174	154,518
AXA	5,600	165,009
BNP Paribas	6,820	613,915
Bouygues	10,313	680,418
Carrefour SA	2,300	129,646
Compagnie Generale des Etablissements Michelin Class B	1,700	121,560
Dassault Systemes SA	1,500	91,060
Electricite de France	1,200	113,677
Groupe DANONE	4,200	293,891
L’Oreal SA	4,900	531,484
Lafarge SA	1,700	259,228
PagesJaunes Groupe	1,779	26,020
Pernod Ricard SA	2,300	234,703
Peugeot SA	4,200	226,850
Renault SA	600	48,832
Rhodia SA Reg.	2,266	41,459
Safran SA	600	11,572
Sanofi-Aventis	5,500	365,468
Schneider Electric SA	654	70,356
Societe Generale	2,106	182,588
Total SA	2,300	195,772
Vallourec SA	786	274,887
Veolia Environnement	6,175	344,732
Vivendi	3,600	135,743

		5,393,104

Germany (3.18%)
Allianz SE Reg.	2,500	439,757
Bayer AG	2,900	244,001
Commerzbank AG	2,308	68,566
Daimler AG	3,400	210,887
Deutsche Bank AG Reg.	1,400	120,855
Hypo Real Estate Holding AG	3,773	106,160
Metro AG	1,200	76,553
SAP AG	1,800	94,207

		1,360,986

Hong Kong (0.66%)
Bank of East Asia Ltd.	28,000	152,235
China Mobile Ltd.	3,000	40,268

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
Hong Kong & China Gas Co. Ltd.	31,130	$74,076
Swire Pacific Ltd. Class A	1,500	15,354

		281,933

Indonesia (0.08%)
PT Telekomunikasi Indonesia Sponsored ADR	1,000	32,250

Ireland (1.14%)
Allied Irish Banks PLC	4,900	75,513
CRH PLC	11,900	345,857
Irish Life & Permanent PLC	6,300	64,827

		486,197

Italy (0.19%)
ENI SpA	2,200	81,731

Japan (25.04%)
Aeon Co. Ltd.	30,100	372,597
Ajinomoto Co. Inc.	8,000	75,792
Canon Inc.	6,500	334,593
Chiyoda Corp.	11,000	119,613
Citizen Holdings Co. Ltd.	10,000	76,289
Daiwa House Industry Co. Ltd.	2,000	18,827
East Japan Railway Co.	22	179,197
Elpida Memory Inc. (b)	5,900	189,218
Fanuc Ltd.	3,000	293,392
FUJIFILM Holdings Corp.	5,200	179,117
Hankyu Hanshin Holdings Inc.	15,000	63,031
Hirose Electric Co. Ltd.	700	70,335
Hitachi Ltd.	15,000	108,022
Hoya Corp.	8,900	206,143
Idemitsu Kosan Co. Ltd.	100	8,871
INPEX Holdings Inc.	17	214,682
JGC Corp.	6,000	118,150
JS Group Corp.	2,700	42,989
Keyence Corp.	1,120	266,978
Matsushita Electric Industrial Co. Ltd.	7,000	149,756
Millea Holdings Inc.	8,800	342,981
Mitsubishi Corp.	4,600	151,573
Mitsubishi Estate Co. Ltd.	2,000	45,789
Mitsubishi UFJ Financial Group Inc.	11,300	99,863
Mitsui & Co. Ltd.	3,000	66,213
Mitsui OSK Lines Ltd.	6,000	85,572
Mitsui Sumitomo Insurance Group Holdings Inc. (b)	2,700	93,316
Mizuho Financial Group Inc.	51	237,295
Murata Manufacturing Co. Ltd.	3,400	160,407
Nintendo Co. Ltd.	1,100	620,521
Nippon Electric Glass Co. Ltd.	3,500	60,837
Nippon Telegraph & Telephone Corp.	15	74,014
Nissan Motor Co. Ltd.	26,600	220,926
Nomura Holdings Inc.	30,900	457,579
Oracle Corp. Japan	1,500	61,153
Orix Corp.	3,640	521,346
Rohm Co. Ltd.	1,100	63,513
SBI Holdings Inc.	349	76,384
Shimamura Co. Ltd.	800	49,328
Shin-Etsu Chemical Co. Ltd.	1,000	62,055
SMC Corp.	2,500	274,390
Softbank Corp.	46,200	779,067
Sumitomo Chemical Co. Ltd.	29,200	183,962
Sumitomo Corp.	22,600	296,925
Sumitomo Mitsui Financial Group Inc.	94	706,900
Sumitomo Realty & Development Co. Ltd.	5,000	99,465
Suzuki Motor Corp.	9,800	232,109
Takeda Pharmaceutical Co. Ltd.	1,100	55,945
Tokyo Electron Ltd.	3,800	219,139
Tokyo Gas Co. Ltd.	15,000	60,607
Tokyu Corp.	3,000	15,566
Toshiba Corp.	41,000	302,479
Trend Micro Inc.	9,000	296,794
Unicharm Corp.	1,600	113,814
Yamada Denki Co. Ltd.	2,300	163,871
Yamato Holdings Co. Ltd.	19,000	265,220

		10,704,510

Luxembourg (0.46%)
SES FDR Class A (Luxembourg)	4,000	99,820
SES FDR Class A (Paris)	3,800	95,992

		195,812

Mexico (2.09%)
America Movil SAB de C.V. ADR Series L	8,700	458,925
Telefonos de Mexico SAB de CV (Telmex)
Sponsored ADR Series L	9,000	213,120
Telmex Internacional SAB de CV ADR (b)	9,500	152,950
Wal-Mart de Mexico SAB de CV Series V	17,400	69,258

		894,253

Netherlands (2.38%)
Aegon NV	9,256	121,686
ING Groep NV	11,300	357,279
Koninklijke Ahold NV	5,520	73,999
Koninklijke KPN NV	12,600	215,419
Unilever NV CVA	8,800	248,851

		1,017,234

Norway (1.30%)
DNB NOR ASA	5,400	68,602
Telenor ASA	12,900	242,161
Yara International ASA	2,800	247,284

		558,047

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Poland (0.20%)
Polski Koncern Naftowy Orlen SA GDR Reg. S (b) (c)	2,700	$86,678

Russia (1.98%)
Gazprom Sponsored ADR	11,300	659,920
Rosneft Oil Company GDR (b)	7,772	90,311
Uralkali Sponsored GDR	1,300	94,510

		844,741

Singapore (0.47%)
Singapore Telecommunications Ltd.	39,600	105,563
Wilmar International Ltd.	26,000	96,696

		202,259

South Africa (0.20%)
Harmony Gold Mining Company Ltd. Sponsored ADR (b)	7,000	85,750

South Korea (1.43%)
LG Electronics Inc.	770	87,074
Samsung Electronics Co. Ltd. GDR	1,760	525,787

		612,861

Spain (2.04%)
Banco Bilbao Vizcaya Argentaria SA	16,800	320,103
Banco Santander SA	2,500	45,610
Inditex SA	2,200	100,850
Repsol YPF SA	7,400	290,408
Telefonica SA	4,300	113,794

		870,765

Sweden (1.33%)
ASSA ABLOY AB Class B	3,800	54,675
Atlas Copco AB Class A	4,400	64,352
Ericsson LM Class B	35,800	372,265
TeliaSonera AB	10,500	77,626

		568,918

Switzerland (9.64%)
Compagnie Financiere Richemont AG A Units	7,447	413,277
Credit Suisse Group	2,071	94,266
Givaudan SA Reg.	71	63,290
Holcim Ltd.	3,649	294,956
Holcim Ltd. (c)	379	30,635
Nestle SA	16,080	724,640
Nobel Biocare Holding AG Reg.	3,040	98,843
Novartis AG	6,476	356,389
Petroplus Holdings AG (b)	3,150	169,287
Roche Holding AG	4,456	801,065
Swiss Reinsurance	7,649	507,066
Swisscom AG	623	207,499
Synthes Inc.	588	80,875
UBS AG Reg. (New York) (b)	567	11,714
UBS AG Reg. (Virt-x) (b)	12,934	269,522

		4,123,324

Taiwan (0.70%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	27,400	298,934

United Kingdom (13.03%)
Alliance & Leicester PLC	9,581	55,916
AstraZeneca PLC	2,400	102,018
BAE Systems PLC	65,300	573,163
BAE Systems PLC (c)	4,000	35,109
Barclays PLC	8,100	45,955
Barclays PLC Rights (b) (d)	1,736	328
BHP Billiton PLC	9,100	348,988
BP PLC	29,300	339,607
BP PLC Sponsored ADR	500	34,785
Cairn Energy PLC (b)	1,500	96,271
HBOS PLC	13,500	73,910
HBOS PLC - NPR (b)	5,400	1,156
HSBC Holdings PLC	11,400	175,533
Imperial Tobacco Group PLC	2,400	89,157
Lloyds TSB Group PLC	11,300	69,329
Marks & Spencer Group PLC	10,400	67,627
National Grid PLC	7,600	99,624
Persimmon PLC	6,450	40,371
Premier Foods PLC	29,800	56,248
Rio Tinto PLC	3,800	457,626
Royal Bank of Scotland Group PLC	67,000	285,231
Royal Bank of Scotland Group PLC (c)	25,744	109,596
Royal Dutch Shell PLC Class A	14,246	582,560
SABMiller PLC	35,200	804,215
Scottish & Southern Energy PLC	5,900	164,392
Standard Chartered PLC	5,600	158,590
Tesco PLC	37,300	272,826
Unilever PLC	2,430	69,041
Vodafone Group PLC	44,962	132,473
Wolseley PLC	9,700	72,273
Xstrata PLC	1,500	119,492
Yell Group PLC	25,900	36,138

		5,569,548

Total Common Stocks (cost $41,005,259)		40,929,947

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares or principal amount	Value
Preferred Stocks (0.15%) (a)

Germany (0.15%)
Porsche Automobil Holding SE PFD	422	$64,979

Total Preferred Stocks (cost $97,090)		64,979

Exchange-Traded Funds (0.19%)
iShares MSCI EAFE Index Fund	1,200	82,440

Total Exchange-Traded Funds (cost $93,276)		82,440

Repurchase Agreement (2.79%)
State Street Repurchase Agreement, (e) 0.900%, agreement date 06/30/2008, to be repurchased at $1,194,229 on 07/01/2008	$1,194,199	1,194,199

Total Repurchase Agreement (cost $1,194,199)		1,194,199

TOTAL INVESTMENTS (98.86%) (cost $42,389,824)		42,271,565
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.14%)		485,160

NET ASSETS (100.0%)		$42,756,725

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.
(b)	Non-income producing security.
(c)	These shares may only be resold to qualified institutional buyers in transactions exempt from registration.
(d)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.
(e)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 2.82%, a maturity date of December 15, 2034, and a market value of $1,220,539 as of June 30, 2008.

ADR - American Depository Receipt

FDR - Fiduciary Depository Receipt

GDR - Global Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Japanese Yen	$10,704,511	25.32
Euro	10,613,462	25.11
British Pound	4,850,185	11.47
United States Dollar	4,550,074	10.76
Canadian Dollar	4,116,933	9.74
Swiss Franc	4,111,609	9.73
Australian Dollar	990,940	2.34
Swedish Krona	670,936	1.59
Norwegian Krone	558,047	1.32
Hong Kong Dollar	528,899	1.25
Danish Krone	217,377	0.52
Singapore Dollar	202,259	0.48
South Korean Won	87,074	0.21
Mexican Peso	69,259	0.16

Total Investments	$42,271,565	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$8,257,578	19.32
Materials	5,571,678	13.03
Energy	4,980,853	11.65
Information Technology	4,793,701	11.21
Consumer Staples	4,685,334	10.96
Industrials	4,020,082	9.40
Telecommunication Services	3,015,971	7.05
Consumer Discretionary	2,765,646	6.47
Health Care	2,046,975	4.79
Utilities	857,108	2.00

Total Stocks	40,994,926	95.88
Exchange-Traded Funds	82,440	0.19
Repurchase Agreement	1,194,199	2.79
Cash and Other Assets, Net of Liabilities	485,160	1.14

Net Assets	$42,756,725	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

(Unaudited)

June 30, 2008

	Shares	Value
Common Stocks (98.32%)

Aerospace/Defense (1.51%)
Boeing Co.	35,188	$2,312,555
General Dynamics Corp.	18,607	1,566,710
Lockheed Martin Corp.	15,853	1,564,057
Northrop Grumman Corp.	15,639	1,046,249
Raytheon Co.	19,730	1,110,404
Rockwell Collins Inc.	7,545	361,858

		7,961,833

Agriculture, Foods, & Beverage (4.28%)
Anheuser-Busch Companies Inc.	33,066	2,054,060
Archer-Daniels-Midland Co.	29,786	1,005,277
Campbell Soup Co.	9,698	324,495
Coca-Cola Enterprises Inc.	13,329	230,592
ConAgra Foods Inc.	22,629	436,287
Constellation Brands Inc. (a)	9,097	180,666
Dean Foods Co. (a)	6,210	121,840
General Mills Inc.	15,400	935,858
H.J. Heinz Co.	14,606	698,897
Kellogg Co.	12,081	580,130
Kraft Foods Inc. Class A	70,877	2,016,451
McCormick & Co. Inc.	5,983	213,354
Molson Coors Brewing Co. Class B	6,260	340,106
Pepsi Bottling Group Inc.	6,206	173,271
PepsiCo Inc.	73,878	4,697,902
Reynolds American Inc.	7,638	356,465
Sara Lee Corp.	33,083	405,267
Sysco Corp.	27,955	769,042
The Coca-Cola Co.	92,321	4,798,846
The Hershey Co.	7,839	256,962
Tyson Foods Inc.	11,981	178,996
Whole Foods Market Inc.	6,485	153,630
WM Wrigley Jr. Co.	10,029	780,056
Yum! Brands Inc.	22,024	772,822

		22,481,272

Airlines (0.09%)
Southwest Airlines Co.	34,170	445,577

Automotive (0.55%)
Ford Motor Co. (a)	98,694	474,718
General Motors Corp.	26,205	301,358
Genuine Parts Co.	7,697	305,417
Goodyear Tire & Rubber Co. (a)	10,799	192,546
Harley-Davidson Inc.	11,080	401,761
ITT Corp.	8,167	517,216
Paccar Inc.	16,981	710,315

		2,903,331

Banks (4.49%)
Bank of America Corp.	210,978	5,036,045
Bank of New York	52,761	1,995,948
BB&T Corp.	25,229	574,464
Comerica Inc.	6,805	174,412
Fifth Third Bancorp	24,759	252,047
Hudson City Bancorp Inc.	24,094	401,888
Huntington Bancshares Inc.	16,499	95,199
JPMorgan Chase & Co.	158,570	5,440,537
M&T Bank Corp.	3,329	234,828
Northern Trust Corp.	8,762	600,810
PNC Financial Services Group Inc.	15,778	900,924
State Street Corp.	19,575	1,252,604
Suntrust Banks Inc.	16,254	588,720
US Bancorp	79,943	2,229,610
Washington Mutual Inc.	49,172	242,418
Wells Fargo & Co.	152,309	3,617,339

		23,637,793

Building Materials & Construction (0.39%)
Centex Corp.	5,650	75,541
DR Horton Inc.	12,527	135,918
Fluor Corp.	4,115	765,719
KB Home	3,529	59,746
Leggett & Platt Inc.	7,885	132,232
Lennar Corp.	6,433	79,383
Masco Corp.	16,992	267,284
Pulte Homes Inc.	9,834	94,701
Stanley Works	3,688	165,333
Vulcan Materials Co.	4,928	294,596

		2,070,453

Chemicals (2.06%)
Air Products & Chemicals Inc.	9,928	981,482
Ashland Inc.	2,433	117,271
E.I. du Pont de Nemours & Co.	41,580	1,783,366
Eastman Chemical Co.	3,575	246,174
Hercules Inc.	5,239	88,696
International Flavors & Fragrances Inc.	3,532	137,960
Monsanto Co.	25,320	3,201,461
Pall Corp.	5,768	228,874
PPG Industries Inc.	7,377	423,218
Praxair Inc.	14,491	1,365,632
Rohm & Haas Co.	5,591	259,646
Sealed Air Corp.	7,474	142,081
Sigma-Aldrich Corp.	6,022	324,345
The Dow Chemical Co.	43,450	1,516,840

		10,817,046

Commercial Service/Supply (1.33%)
Allied Waste Industries Inc. (a)	13,216	166,786
Apollo Group Inc. Class A (a)	6,345	280,830
Ball Corp.	4,556	217,503
Cintas Corp.	6,074	161,022
Convergys Corp. (a)	6,030	89,606
Eastman Kodak Co.	13,238	191,024

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Commercial Service/Supply (Cont.)
Ecolab Inc.	8,159	$350,755
Equifax Inc.	6,060	203,737
Interpublic Group of Companies Inc. (a)	21,011	180,695
Jacobs Engineering Group Inc. (a)	5,617	453,292
Monster Worldwide Inc. (a)	5,911	121,826
Moody’s Corp.	9,566	329,453
Omnicom Group Inc.	14,860	666,917
Pactiv Corp. (a)	6,135	130,246
Paychex Inc.	15,004	469,325
Pitney Bowes Inc.	9,698	330,702
Robert Half International Inc.	7,445	178,457
RR Donnelley & Sons Co.	10,081	299,305
Ryder System Inc.	2,561	176,402
Snap-On Inc.	2,697	140,271
Waste Management Inc.	22,943	865,180
WW Grainger Inc.	3,049	249,408
Wyndham Worldwide Corp.	8,302	148,689
Xerox Corp.	42,433	575,391

		6,976,822

Computer Software & Services (4.66%)
Adobe Systems Inc. (a)	24,616	969,624
Affiliated Computer Services Inc. Class A (a)	4,483	239,796
Autodesk Inc. (a)	10,637	359,637
Automatic Data Processing Inc.	24,199	1,013,938
BMC Software Inc. (a)	8,941	321,876
CA Inc.	18,124	418,483
Computer Sciences Corp. (a)	7,036	329,566
Compuware Corp. (a)	12,933	123,381
eBay Inc. (a)	51,592	1,410,009
Electronic Arts Inc. (a)	14,613	649,256
Electronic Data Systems Corp.	23,629	582,219
EMC Corp. (a)	97,138	1,426,957
Intuit Inc. (a)	15,144	417,520
Juniper Networks Inc. (a)	24,305	539,085
Microsoft Corp.	369,622	10,168,301
NetApp Inc. (a)	16,028	347,167
Oracle Corp. (a)	182,721	3,837,141
Unisys Corp. (a)	15,818	62,481
Yahoo! Inc. (a)	61,837	1,277,552

		24,493,989

Computers (4.16%)
Apple Inc. (a)	40,591	6,796,557
Dell Inc. (a)	94,404	2,065,559
Hewlett-Packard Co.	113,875	5,034,414
International Business Machines Corp.	63,815	7,563,992
Sun Microsystems Inc. (a)	36,826	400,667

		21,861,189

Consumer & Marketing (4.65%)
Altria Group Inc.	97,461	2,003,798
Avery Dennison Corp.	4,744	208,404
Avon Products Inc.	19,722	710,387
Black & Decker Corp.	2,824	162,408
Brown-Forman Corp. Class B	3,878	293,061
Clorox Co.	6,239	325,676
Colgate-Palmolive Co.	23,569	1,628,618
Danaher Corp.	11,660	901,318
Darden Restaurants Inc.	6,694	213,806
Fortune Brands Inc.	6,939	433,063
Harman International Industries Inc.	2,854	118,127
Hasbro Inc.	6,656	237,752
IAC/InterActiveCorp (a)	8,480	163,494
Kimberly-Clark Corp.	19,428	1,161,406
Lorillard Inc. (a)	8,024	554,940
Mattel Inc.	16,823	288,010
Newell Rubbermaid Inc.	12,856	215,852
Philip Morris International Inc.	97,388	4,809,993
Starbucks Corp. (a)	33,876	533,208
The Estee Lauder Companies	5,329	247,532
The Procter & Gamble Co.	140,559	8,547,393
UST Inc.	6,951	379,594
Wendy’s International Inc.	3,803	103,518
Whirlpool Corp.	3,500	216,055

		24,457,413

Electronic/Electrical Mfg. (5.03%)
Advanced Micro Devices Inc. (a)	26,682	155,556
Agilent Technologies Inc. (a)	16,929	601,657
Applied Materials Inc.	62,638	1,195,759
Emerson Electric Co.	36,393	1,799,634
General Electric Co.	461,100	12,306,759
Intel Corp.	262,937	5,647,887
KLA-Tencor Corp.	7,914	322,179
Linear Technology Corp.	10,278	334,754
LSI Corp. (a)	30,904	189,751
Micron Technology Inc. (a)	34,621	207,726
Molex Inc.	6,542	159,690
National Semiconductor Corp.	10,602	217,765
PerkinElmer Inc.	5,528	153,955
Rockwell Automation Inc.	6,886	301,125
Texas Instruments Inc.	61,320	1,726,771
Tyco Electronics Ltd.	22,575	808,637
Waters Corp. (a)	4,659	300,505

		26,430,110

Financial Services (6.21%)
American Capital Strategies Ltd.	8,626	205,040
American Express Co.	53,435	2,012,896

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Ameriprise Financial Inc.	10,538	$428,580
Apartment Investment and Management Co.	4,307	146,696
AvalonBay Communities Inc.	3,576	318,836
Boston Properties Inc.	5,481	494,496
Capital One Financial Corp.	17,279	656,775
CB Richard Ellis Group Inc. Class A (a)	8,152	156,518
Charles Schwab Corp.	43,381	891,046
CIT Group Inc.	9,205	62,686
Citigroup Inc.	249,599	4,183,279
CME Group Inc.	2,469	946,096
Developers Diversified Realty Corp.	5,584	193,821
Discover Financial Services	22,296	293,638
E*Trade Financial Corp. (a)	21,403	67,205
Equity Residential	12,513	478,873
Federal Home Loan Mortgage Corp.	29,945	491,098
Federal National Mortgage Association	49,057	957,102
Federated Investors Inc. Class B	4,104	141,260
Fidelity National Information Services	7,712	284,650
First Horizon National Corp.	5,813	43,191
Franklin Resources Inc.	7,288	667,945
General Growth Properties Inc.	12,386	433,882
Goldman Sachs Group Inc.	18,257	3,193,149
H&R Block Inc.	15,107	323,290
HCP Inc.	10,227	325,321
Host Hotels & Resorts Inc.	24,372	332,678
IntercontinentalExchange Inc. (a)	3,277	373,578
Janus Capital Group Inc.	6,915	183,040
KeyCorp	18,477	202,877
Kimco Realty Corp.	11,528	397,947
Legg Mason Inc.	6,190	269,698
Lehman Brothers Holdings Inc.	31,086	615,814
Leucadia National Corp.	7,750	363,785
Marshall & Ilsley Corp.	11,949	183,178
MBIA Inc.	7,676	33,698
Merrill Lynch & Co. Inc.	44,922	1,424,477
MGIC Investment Corp.	4,025	24,593
Morgan Stanley	51,060	1,841,734
National City Corp.	29,066	138,645
NYSE Euronext	12,281	622,155
Principal Financial Group Inc.	11,982	502,885
ProLogis	11,884	645,895
Public Storage	5,810	469,390
Regions Financial Corp.	32,193	351,226
Simon Property Group Inc.	10,325	928,114
SLM Corp. (a)	21,670	419,315
Sovereign Bancorp Inc.	17,189	126,511
T Rowe Price Group Inc.	12,206	689,273
Vornado Realty Trust	6,260	550,880
Wachovia Corp.	98,365	1,527,608
Western Union Co.	34,729	858,501
Zions Bancorporation	5,029	158,363

		32,633,227

Forest Products & Paper (0.28%)
International Paper Co.	19,477	453,814
MeadWestvaco Corp.	8,136	193,962
Plum Creek Timber Co. Inc.	8,010	342,107
Weyerhaeuser Co.	9,697	495,905

		1,485,788

Health Care (11.33%)
Abbott Laboratories	71,412	3,782,694
Aetna Inc.	22,987	931,663
Allergan Inc.	14,172	737,653
AmerisourceBergen Corp.	7,574	302,884
Amgen Inc. (a)	50,276	2,371,016
Applera Corp.- Applied Biosystems Group	7,809	261,445
Barr Pharmaceuticals Inc. (a)	4,817	217,150
Baxter International Inc.	29,335	1,875,680
Becton Dickinson & Co.	11,301	918,771
Biogen Idec Inc. (a)	13,581	759,042
Boston Scientific Corp. (a)	62,046	762,545
Bristol-Myers Squibb Co.	91,513	1,878,762
Cardinal Health Inc.	16,513	851,740
Celgene Corp. (a)	19,999	1,277,336
Coventry Health Care Inc. (a)	7,205	219,176
Covidien Ltd.	23,082	1,105,397
CR Bard Inc.	4,609	405,362
Eli Lilly & Co.	45,725	2,110,666
Express Scripts Inc. (a)	11,687	733,009
Forest Laboratories Inc. (a)	14,455	502,167
Genzyme Corp. (a)	12,397	892,832
Gilead Sciences Inc. (a)	42,933	2,273,302
Hospira Inc. (a)	7,026	281,813
Humana Inc. (a)	7,800	310,206
IMS Health Inc.	8,579	199,891
Intuitive Surgical Inc. (a)	1,793	483,034
Johnson & Johnson	130,815	8,416,637
King Pharmaceuticals Inc. (a)	11,171	116,960
Laboratory Corp. of America Holdings (a)	5,139	357,829
McKesson Corp.	13,409	749,697
Medco Health Solutions Inc. (a)	24,114	1,138,181
Medtronic Inc.	51,901	2,685,877
Merck & Co. Inc.	100,038	3,770,432
Mylan Inc. (a)	13,223	159,602
Patterson Companies Inc. (a)	6,054	177,927
Pfizer Inc.	312,283	5,455,584
Quest Diagnostics Inc.	7,317	354,655
Schering-Plough Corp.	74,974	1,476,238
St. Jude Medical Inc. (a)	15,765	644,473

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Stryker Corp.	11,053	$695,013
Tenet Healthcare Corp. (a)	21,722	120,774
UnitedHealth Group Inc.	57,856	1,518,720
Varian Medical Systems Inc. (a)	5,861	303,893
Watson Pharmaceuticals Inc. (a)	4,660	126,612
WellPoint Inc. (a)	24,898	1,186,639
Wyeth	61,834	2,965,559
Zimmer Holdings Inc. (a)	10,804	735,212

		59,601,750

Insurance (3.45%)
ACE Ltd.	15,043	828,719
Aflac Inc.	21,960	1,379,088
American International Group Inc.	124,424	3,292,259
Aon Corp.	13,883	637,785
Assurant Inc.	4,308	284,156
Chubb Corp.	17,146	840,326
Cigna Corp.	13,000	460,070
Cincinnati Financial Corp.	7,521	191,033
Genworth Financial Inc.	20,104	358,052
Hartford Financial Services Group Inc.	14,503	936,459
Lincoln National Corp.	12,266	555,895
Loews Corp.	16,704	783,418
Marsh & McLennan Companies Inc.	23,521	624,483
MetLife Inc.	32,788	1,730,223
Progressive Corp.	31,457	588,875
Prudential Financial Inc.	20,628	1,232,317
Safeco Corp.	4,109	275,960
The Allstate Corp.	25,929	1,182,103
Torchmark Corp.	4,142	242,928
Travelers Companies Inc.	28,588	1,240,719
Unum Group	16,138	330,022
XL Capital Ltd. Class A	8,297	170,586

		18,165,476

Leisure, Lodging & Gaming (0.26%)
Carnival Corp.	19,893	655,673
Marriott International Inc. Class A	13,984	366,940
Starwood Hotels & Resorts Worldwide Inc.	8,751	350,653

		1,373,266

Machinery & Manufacturing (3.77%)
3M Co.	32,708	2,276,150
Bemis Co. Inc.	4,654	104,343
Cameron International Corp. (a)	10,133	560,862
Caterpillar Inc.	28,842	2,129,116
Cooper Industries Ltd. Class A	8,248	325,796
Cummins Inc.	9,375	614,250
Deere & Co.	20,165	1,454,501
Dover Corp.	8,913	431,122
Eaton Corp.	7,601	645,857
Goodrich Corp.	5,500	261,030
Honeywell International Inc.	34,415	1,730,386
Illinois Tool Works Inc.	18,542	880,930
Ingersoll-Rand Co. Ltd. Class A	14,181	530,795
Johnson Controls Inc.	27,519	789,245
Manitowoc Co. Inc.	5,883	191,374
Millipore Corp. (a)	2,600	176,436
Parker Hannifin Corp.	7,813	557,223
Precision Castparts Corp.	6,334	610,408
Terex Corp. (a)	4,730	242,980
Textron Inc.	11,528	552,537
Thermo Fisher Scientific Inc. (a)	19,374	1,079,713
Tyco International Ltd.	22,452	898,978
United Technologies Corp.	45,354	2,798,342

		19,842,374

Media & Broadcasting (2.63%)
CBS Corp. Class B	31,555	615,007
Clear Channel Communications Inc.	23,056	811,571
Comcast Corp. Class A	138,530	2,627,914
Gannett Co. Inc.	10,708	232,042
Meredith Corp.	1,766	49,960
New York Times Co.	6,703	103,159
News Corp. Class A	106,380	1,599,955
Scripps Networks Interactive Class A (a)	3,711	142,317
The DIRECTV Group Inc. (a)	32,984	854,616
The McGraw-Hill Companies Inc.	14,966	600,436
The Walt Disney Co.	87,014	2,714,837
The Washington Post Co.	258	151,420
Time Warner Inc.	165,286	2,446,233
Viacom Inc. Class B (a)	29,667	906,030

		13,855,497

Mining & Metals (1.39%)
AK Steel Holding Corp.	5,183	357,627
Alcoa Inc.	37,669	1,341,770
Allegheny Technologies Inc.	4,701	278,675
Freeport-McMoRan Copper & Gold Inc.	17,696	2,073,794
Newmont Mining Corp.	20,964	1,093,482
Nucor Corp.	14,490	1,081,969
Titanium Metals Corp.	4,105	57,429
United States Steel Corp.	5,455	1,007,975

		7,292,721

Oil & Gas (15.17%)
Anadarko Petroleum Corp.	21,647	1,620,062
Apache Corp.	15,395	2,139,905
Baker Hughes Inc.	14,317	1,250,447
BJ Services Co.	13,617	434,927
Cabot Oil & Gas Corp.	4,525	306,478
Chesapeake Energy Corp.	22,256	1,468,006
Chevron Corp.	95,903	9,506,865

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
ConocoPhillips	71,711	$6,768,801
Devon Energy Corp.	20,541	2,468,207
El Paso Corp.	32,399	704,354
ENSCO International Inc.	6,426	518,835
EOG Resources Inc.	11,427	1,499,222
Exxon Mobil Corp.	244,900	21,583,037
Halliburton Co.	40,694	2,159,631
Hess Corp.	12,915	1,629,744
Marathon Oil Corp.	32,787	1,700,662
Murphy Oil Corp.	8,771	859,997
Nabors Industries Ltd. (a)	13,026	641,270
National-Oilwell Varco Inc. (a)	19,113	1,695,705
Noble Corp.	12,448	808,622
Noble Energy Inc.	7,959	800,357
Occidental Petroleum Corp.	38,008	3,415,399
Questar Corp.	8,050	571,872
Range Resources Corp.	6,995	458,452
Rowan Companies Inc.	4,776	223,278
Schlumberger Ltd.	55,323	5,943,350
Smith International Inc.	9,307	773,784
Southwestern Energy Co. (a)	15,786	751,571
Spectra Energy Corp.	29,365	843,950
Sunoco Inc.	5,331	216,918
Tesoro Corp.	6,477	128,050
Transocean Inc. (a)	14,689	2,238,457
Valero Energy Corp.	24,740	1,018,793
Weatherford International Ltd. (a)	31,386	1,556,432
Williams Companies Inc.	27,082	1,091,675

		79,797,115

Retailers (5.59%)
Abercrombie & Fitch Co. Class A	3,753	235,238
Amazon.com Inc. (a)	14,273	1,046,639
AutoNation Inc. (a)	6,417	64,298
Autozone Inc. (a)	1,905	230,524
Bed Bath & Beyond Inc. (a)	11,897	334,306
Best Buy Co. Inc.	16,028	634,709
Big Lots Inc. (a)	3,846	120,149
Coach Inc. (a)	16,325	471,466
Costco Wholesale Corp.	20,111	1,410,585
CVS Caremark Corp.	66,170	2,618,347
Dillard’s Inc. Class A	2,815	32,569
Family Dollar Stores Inc.	6,616	131,923
GameStop Corp. Class A (a)	7,456	301,222
GAP Inc.	20,573	342,952
Home Depot Inc.	78,015	1,827,111
J.C. Penney Co Inc.	10,307	374,041
Kohl’s Corp. (a)	14,543	582,302
Kroger Co.	30,971	894,133
Limited Brands Inc.	14,496	244,258
Lowe’s Companies Inc.	67,641	1,403,551
Macy’s Inc.	20,115	390,633
McDonald’s Corp.	52,987	2,978,929
Nordstrom Inc.	8,344	252,823
Office Depot Inc. (a)	12,754	139,529
RadioShack Corp.	6,225	76,381
Safeway Inc.	20,376	581,735
Sears Holdings Corp. (a)	3,307	243,594
Staples Inc.	32,042	760,998
Supervalu Inc.	9,710	299,942
Target Corp.	36,630	1,702,929
The Sherwin-Williams Co.	4,730	217,249
Tiffany & Co.	5,923	241,362
TJX Companies Inc.	20,263	637,677
Wal-Mart Stores Inc.	108,222	6,082,076
Walgreen Co.	45,846	1,490,453

		29,396,633

Technology (3.18%)
Akamai Technologies Inc. (a)	7,789	270,979
Altera Corp.	14,307	296,155
Analog Devices Inc.	13,648	433,597
Broadcom Corp. Class A (a)	21,634	590,392
Citrix Systems Inc. (a)	8,564	251,867
Cognizant Technology Solutions Corp. (a)	13,230	430,107
Expedia Inc. (a)	9,670	177,735
Fiserv Inc. (a)	7,645	346,854
Google Inc. (a)	10,712	5,639,011
International Game Technology	14,303	357,289
Jabil Circuit Inc.	9,021	148,035
L-3 Communications Holdings Inc.	5,689	516,959
Lexmark International Inc. (a)	4,461	149,131
MEMC Electronic Materials Inc. (a)	10,567	650,293
Microchip Technology Inc.	8,748	267,164
Novell Inc. (a)	16,319	96,119
Novellus Systems Inc. (a)	4,829	102,327
NVIDIA Corp. (a)	25,704	481,179
QLogic Corp. (a)	6,331	92,369
QUALCOMM Inc.	74,492	3,305,210
SanDisk Corp. (a)	10,575	197,752
Symantec Corp. (a)	39,210	758,713
Teradata Corp. (a)	8,364	193,543
Teradyne Inc. (a)	8,265	91,494
Total System Services Inc.	9,336	207,446
VeriSign Inc. (a)	9,056	342,317
Xilinx Inc.	13,280	335,320

		16,729,357

Telecom & Telecom Equipment (4.97%)
American Tower Corp. (a)	18,750	792,188
AT&T Inc.	275,838	9,292,982
CenturyTel Inc.	5,002	178,021
Ciena Corp. (a)	3,843	89,042
Cisco Systems Inc. (a)	274,611	6,387,452

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecom & Telecom Equipment (Cont.)
Citizens Communications Co.	15,408	$174,727
Corning Inc.	72,791	1,677,833
Embarq Corp.	6,916	326,919
JDS Uniphase Corp. (a)	9,653	109,658
Motorola Inc.	104,403	766,318
Qwest Communications International Inc.	71,567	281,258
Sprint Nextel Corp.	131,831	1,252,394
Tellabs Inc. (a)	19,635	91,303
Verizon Communications Inc.	132,619	4,694,713

		26,114,808

Textiles & Clothing (0.31%)
Jones Apparel Group Inc.	4,170	57,337
Liz Claiborne Inc.	4,825	68,274
Nike Inc.	17,611	1,049,792
Polo Ralph Lauren Corp.	2,759	173,210
VF Corp.	3,878	276,036

		1,624,649

Transportation (1.97%)
Burlington Northern Santa Fe Corp.	13,689	1,367,394
CH Robinson Worldwide Inc.	7,945	435,704
CSX Corp.	18,666	1,172,411
Expeditors International of Washington Inc.	9,745	419,035
FedEx Corp.	14,318	1,128,115
Norfolk Southern Corp.	17,417	1,091,523
Union Pacific Corp.	24,107	1,820,079
United Parcel Service Inc. Class B	47,712	2,932,857

		10,367,118

	Shares or prinicipal amount	Value
Utilities & Energy (4.61%)
Allegheny Energy Inc.	7,754	$388,553
Ameren Corp.	9,700	409,631
American Electric Power Co. Inc.	18,552	746,347
CenterPoint Energy Inc.	14,316	229,772
CMS Energy Corp.	10,200	151,980
CONSOL Energy Inc.	8,454	949,976
Consolidated Edison Inc.	12,633	493,824
Constellation Energy Group Inc.	8,246	676,997
Dominion Resources Inc.	26,599	1,263,186
DTE Energy Co.	7,599	322,502
Duke Energy Corp.	58,375	1,014,557
Dynegy Inc. (a)	21,496	183,791
Edison International	15,095	775,581
Entergy Corp.	8,849	1,066,128
Exelon Corp.	30,559	2,749,088
FirstEnergy Corp.	14,109	1,161,594
FPL Group Inc.	18,850	1,236,183
Integrys Energy Group Inc.	3,498	177,803
Massey Energy Co.	3,726	349,312
Nicor Inc.	2,047	87,182
NiSource Inc.	12,575	225,344
Peabody Energy Corp.	12,526	1,102,914
Pepco Holdings Inc.	9,071	232,671
PG&E Corp.	16,398	650,837
Pinnacle West Capital Corp.	4,691	144,342
PPL Corp.	17,293	903,905
Progress Energy Inc.	12,017	502,671
Public Service Enterprise Group Inc.	23,496	1,079,171
Sempra Energy	12,113	683,779
TECO Energy Inc.	9,621	206,755
The AES Corp. (a)	30,960	594,742
The Southern Co.	35,326	1,233,584
Windstream Corp.	21,172	261,262
Xcel Energy Inc.	19,181	384,963
XTO Energy Inc.	23,605	1,617,179

		24,258,106

Total Common Stocks (cost $511,201,091)		517,074,713

Short-term Investments (1.62%)
U.S. Treasury Bills,
1.745%, 09/25/2008 (b)	$8,565,000	8,529,704

Total Short-term Investments (cost $8,529,287)		8,529,704

TOTAL INVESTMENTS (99.94%) (cost $519,730,378)		525,604,417

CASH AND OTHER ASSETS, NET OF LIABILITIES (0.06%)		312,085

NET ASSETS (100.00%)		$525,916,502

(a)	Non-income producing security.
(b)	At June 30, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (94.83%)

Automotive & Transportation (3.54%)
AAR Corp. (a)	8,506	$115,086
Accuride Corp. (a)	7,763	32,993
Airtran Holdings Inc. (a)	25,650	52,326
Alaska Air Group Inc. (a)	7,994	122,628
Allegiant Travel Co. (a)	2,995	55,677
Amerco Inc. (a)	2,104	100,319
American Axle & Manufacturing Holdings Inc.	10,110	80,779
American Commercial Lines Inc. (a)	7,850	85,800
American Railcar Industries Inc.	2,027	34,013
Amerigon Inc. (a)	4,985	35,443
Arkansas Best Corp.	4,973	182,211
Arlington Tankers Ltd.	2,794	64,877
ArvinMeritor Inc.	16,187	202,014
ATC Technology Corp. (a)	4,557	106,087
Atlas Air Worldwide Holdings Inc. (a)	2,919	144,374
Bristow Group Inc. (a)	4,378	216,667
CAI International Inc. (a)	1,609	27,997
Celadon Group Inc. (a)	4,880	48,751
Commercial Vehicle Group Inc. (a)	4,770	44,599
Cooper Tire & Rubber Co.	13,076	102,516
Dana Holding Corp. (a)	21,736	116,288
Dorman Products Inc. (a)	2,397	19,320
Double Hull Tankers Inc.	8,610	86,358
Dynamex Inc. (a)	2,021	54,183
Eagle Bulk Shipping Inc.	10,273	303,773
Fleetwood Enterprises Inc. (a)	14,194	37,188
Force Protection Inc. (a)	13,743	45,489
Forward Air Corp.	6,333	219,122
Freightcar America Inc.	2,628	93,294
Fuel Systems Solutions Inc. (a)	2,653	102,140
Genco Shipping & Trading Ltd.	4,881	318,241
General Maritime Corp.	5,906	153,438
Genesee & Wyoming Inc. (a)	6,822	232,084
Golar LNG Ltd.	7,756	120,140
Greenbrier Companies Inc.	3,591	72,897
GulfMark Offshore Inc. (a)	4,547	264,544
Hawaiian Holdings Inc. (a)	8,715	60,569
Hayes Lemmerz International Inc. (a)	21,627	61,421
Heartland Express Inc.	12,471	185,943
Horizon Lines Inc.	6,887	68,526
Hub Group Inc. (a)	8,120	277,136
International Shipholding Corp. (a)	1,325	31,058
Jetblue Airways Corp. (a)	38,009	141,774
Knight Transportation Inc.	12,575	230,123
Knightsbridge Tankers Ltd.	3,754	120,916
Lear Corp. (a)	14,087	199,754
Marine Products Corp.	2,326	15,352
Marten Transport Ltd. (a)	3,359	53,643
Modine Manufacturing Co.	7,083	87,617
Nordic American Tanker Shipping Ltd.	7,552	293,169
Odyssey Marine Exploration Inc. (a)	10,539	41,734
Old Dominion Freight Line Inc. (a)	6,013	180,510
Pacer International Inc.	7,619	163,885
Patriot Transportation Holding Inc. (a)	349	27,920
PHI Inc. (a)	2,963	119,024
Polaris Industries Inc.	7,249	292,715
Quantum Fuel Systems Technologies Worldwide Inc. (a)	15,191	46,788
Republic Airways Holdings Inc. (a)	7,666	66,388
Saia Inc. (a)	2,858	31,209
Ship Finance International Ltd.	9,270	273,743
SkyWest Inc.	12,694	160,579
Spartan Motors Inc.	7,181	53,642
Stoneridge Inc. (a)	3,207	54,711
Superior Industries International Inc.	5,059	85,396
TBS International Ltd. Class A (a)	2,300	91,885
Tenneco Inc. (a)	10,235	138,480
UAL Corp.	27,622	144,187
Ultrapetrol Bahamas Ltd. (a)	5,484	69,153
Universal Truckload Services Inc. (a)	1,364	30,035
US Airways Group Inc. (a)	20,187	50,467
Visteon Corp. (a)	28,715	75,520
Wabash National Corp.	6,735	50,917
Werner Enterprises Inc.	9,441	175,414
Winnebago Industries Inc.	6,470	65,929
Wonder Auto Technology Inc. (a)	3,213	22,587
YRC Worldwide Inc. (a)	12,541	186,485

		8,619,960

Consumer Discretionary (15.17%)
1-800-FLOWERS.COM Inc. (a)	5,927	38,229
99 Cents Only Stores (a)	10,363	68,396
Aaron Rents Inc.	9,986	222,987
ABM Industries Inc.	9,605	213,711
Administaff Inc.	4,737	132,115
Advisory Board Co. (a)	3,803	149,572
Aeropostale Inc. (a)	14,698	460,488
AFC Enterprises (a)	5,950	47,540
AH Belo Corp. Class A	4,479	25,530
Ambassadors Group Inc.	4,188	62,485
America’s Car-Mart Inc. (a)	2,197	39,370
American Apparel Inc. (a)	7,425	49,376
American Greetings Corp.	10,944	135,049
American Public Education Inc. (a)	2,418	94,399
American Woodmark Corp.	2,358	49,825
Ameristar Casinos Inc.	5,683	78,539
AMN Healthcare Services Inc. (a)	7,429	125,699
Angelica Corp.	1,643	34,947
Arbitron Inc.	6,105	289,987
Asbury Automotive Group Inc.	7,007	90,040
Bally Technologies Inc. (a)	12,021	406,310
bebe stores inc.	8,424	80,955
Belo Corp.	19,572	143,071
Bidz.com Inc. (a)	1,260	10,975

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Big 5 Sporting Goods Corp.	5,067	$38,357
BJ’s Restaurants Inc. (a)	3,960	38,531
Blockbuster Inc. (a)	40,469	101,172
Blue Nile Inc. (a)	2,950	125,434
Blyth Inc.	5,503	66,201
Bob Evans Farms Inc.	6,763	193,422
Borders Group Inc.	13,278	79,668
Bowne & Co. Inc.	5,852	74,613
Brightpoint Inc. (a)	11,001	80,307
Brown Shoe Co. Inc.	9,296	125,961
Brunswick Corp.	19,240	203,944
Buckle Inc.	3,396	155,299
Buffalo Wild Wings Inc. (a)	3,908	97,036
Build-A-Bear Workshop Inc. (a)	3,308	24,049
Cabela’s Inc. (a)	8,437	92,891
Cache Inc. (a)	2,706	28,954
California Pizza Kitchen Inc. (a)	4,628	51,787
Callaway Golf Co.	14,557	172,209
Capella Education Co. (a)	3,127	186,526
Carter’s Inc. (a)	12,586	173,939
Casella Waste Systems Inc. (a)	5,123	62,449
Casual Male Retail Group Inc. (a)	8,585	26,184
Cato Corp. Class A	6,080	86,579
CBIZ Inc. (a)	9,569	76,074
CBRL Group Inc.	4,999	122,525
CDI Corp.	2,940	74,794
CEC Entertainment Inc. (a)	4,797	134,364
Central Garden & Pet Co. (a)	14,270	58,507
Cenveo Inc. (a)	10,556	103,132
Charlotte Russe Holding Inc. (a)	4,583	81,394
Charming Shoppes Inc. (a)	24,897	114,277
Charter Communications Inc. (a)	89,542	94,019
Chattem Inc. (a)	3,775	245,564
Cheesecake Factory Inc. (a)	14,734	234,418
Chemed Corp.	5,212	190,811
Cherokee Inc.	1,879	37,862
Chico’s FAS Inc. (a)	38,762	208,152
Children’s Place Retail Stores Inc. (a)	5,129	185,157
Chindex International Inc. (a)	2,419	35,487
Christopher & Banks Corp.	7,821	53,183
Churchill Downs Inc.	2,112	73,645
Cinemark Holdings Inc.	6,550	85,543
Circuit City Stores Inc.	37,066	107,121
Citadel Broadcasting Corp. (a)	41,261	50,338
Citi Trends Inc. (a)	3,131	70,948
CKE Restaurants Inc.	11,869	148,006
CKX Inc. (a)	11,551	101,071
CNET Networks Inc. (a)	31,841	365,853
Coinstar Inc. (a)	6,135	200,676
Coldwater Creek Inc. (a)	12,485	65,921
Collective Brands Inc. (a)	14,182	164,937
Columbia Sportswear Co.	2,720	99,960
Compass Diversified Holdings	5,227	59,745
Conn’s Inc. (a)	2,383	38,295
Consolidated Graphics Inc. (a)	2,187	107,753
Core-Mark Holding Co. Inc. (a)	2,063	54,051
Corinthian Colleges Inc. (a)	18,705	217,165
Cornell Companies Inc. (a)	2,436	58,732
CoStar Group Inc. (a)	4,290	190,690
Courier Corp.	2,394	48,072
Cox Radio Inc. (a)	5,635	66,493
CRA International Inc. (a)	2,428	87,772
Crocs Inc. (a)	18,277	146,399
Cross Country Healthcare Inc. (a)	6,774	97,613
Crown Media Holdings Inc. (a)	3,483	16,509
CSK Auto Corp. (a)	9,667	101,310
CSS Industries Inc.	1,725	41,779
Cumulus Media Inc. (a)	6,002	23,648
Deckers Outdoor Corp. (a)	2,865	398,808
Denny’s Corp. (a)	20,836	59,174
DG FastChannel Inc. (a)	3,447	59,461
Dice Holdings Inc. (a)	3,184	26,300
Dillard’s Inc. Class A	12,529	144,961
DineEquity Inc.	3,821	142,753
Dolan Media Co. (a)	4,812	87,578
Dollar Thrifty Automotive Group Inc. (a)	4,874	46,059
Domino’s Pizza Inc. (a)	8,991	103,396
Dover Downs Gaming & Entertainment Inc.	3,524	22,624
Dover Motorsports Inc.	3,309	16,843
Dress Barn Inc. (a)	10,270	137,413
drugstore.com Inc. (a)	18,300	34,770
DSW Inc. (a)	3,258	38,379
DTS Inc. (a)	3,911	122,493
DynCorp International Inc. Class A (a)	5,429	82,249
Earthlink Inc. (a)	24,108	208,534
Einstein Noah Restaurant Group Inc. (a)	955	10,572
Elixir Gaming Technologies Inc. (a)	14,794	17,753
Elizabeth Arden Inc. (a)	5,393	81,866
Ennis Inc.	5,646	88,360
Entercom Communications Corp.	5,644	39,621
Entravision Communications Corp. (a)	14,124	56,778
Ethan Allen Interiors Inc.	5,426	133,480
Exponent Inc. (a)	3,170	99,570
EZCORP Inc. (a)	8,435	107,546
FGX International Holdings Ltd. (a)	3,090	24,844
First Advantage Corp. Class A (a)	2,252	35,694
Fisher Communications Inc. (a)	1,600	55,104
Forrester Research Inc. (a)	3,410	105,301
Fossil Inc. (a)	9,966	289,712
Fred’s Inc.	8,764	98,507
FTD Group Inc.	4,430	59,052
Fuqi International Inc. (a)	2,130	18,659
Furniture Brands International Inc.	9,133	122,017
G&K Services Inc. Class A	4,372	133,171
G-III Apparel Group Ltd. (a)	2,905	35,848

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Gaiam Inc. (a)	3,939	$53,216
GateHouse Media Inc.	6,899	16,972
Gaylord Entertainment Co. (a)	8,973	214,993
Genesco Inc. (a)	5,088	157,067
Geo Group Inc. (a)	11,202	252,045
Gevity HR Inc.	4,940	26,577
Global Sources Ltd. (a)	3,792	57,563
Global Traffic Network Inc. (a)	2,589	23,146
Gray Television Inc.	8,547	24,530
Great Wolf Resorts Inc. (a)	6,249	27,308
Greenfield Online Inc. (a)	5,777	86,193
Group 1 Automotive Inc.	5,106	101,456
GSI Commerce Inc. (a)	5,153	70,235
Gymboree Corp. (a)	6,299	252,401
Harte-Hanks Inc.	8,056	92,241
Haverty Furniture Companies Inc.	4,011	40,270
Heidrick & Struggles International Inc.	3,844	106,248
Helen of Troy Ltd. (a)	6,630	106,876
Hibbett Sports Inc. (a)	6,347	133,922
Hooker Furniture Corp.	2,155	37,325
Hot Topic Inc. (a)	9,743	52,710
Houston Wire & Cable Co.	3,904	77,690
HSW International Inc. (a)	6,087	17,652
Hudson Highland Group Inc. (a)	5,491	57,491
ICF International Inc. (a)	1,453	24,149
Iconix Brand Group Inc. (a)	12,662	152,957
ICT Group Inc. (a)	2,157	17,687
Idearc Inc.	32,349	76,020
IKON Office Solutions Inc.	17,861	201,472
infoGROUP Inc.	7,228	31,731
Infospace Inc.	7,544	62,842
Insight Enterprises Inc. (a)	10,209	119,752
Inter Parfums Inc.	3,080	46,200
Internap Network Services Corp. (a)	11,056	51,742
inVentiv Health Inc. (a)	7,259	201,728
Isle of Capri Casinos Inc. (a)	3,230	15,472
J. Crew Group Inc. (a)	9,309	307,290
Jack in the Box Inc. (a)	12,910	289,313
Jackson Hewitt Tax Service Inc.	6,606	80,725
JAKKS Pacific Inc. (a)	5,946	129,920
Jo-Ann Stores Inc. (a)	5,568	128,231
Jos. A. Bank Clothiers Inc. (a)	3,992	106,786
Journal Communications Inc. Class A	9,883	47,636
K-Swiss Inc. Class A	5,676	83,437
K12 Inc. (a)	1,289	27,623
Kelly Services Inc. Class A	5,761	111,360
Kenexa Corp. (a)	5,103	96,141
Kenneth Cole Productions Inc.	1,851	23,508
Kforce Inc. (a)	7,368	62,554
Kimball International Inc. Class B	7,002	57,977
Knology Inc. (a)	6,226	68,424
Korn/Ferry International (a)	10,254	161,295
Krispy Kreme Doughnuts Inc. (a)	13,280	66,267
La-Z-Boy Inc.	11,284	86,323
Lancaster Colony Corp.	4,431	134,171
Landry’s Restaurants Inc.	2,833	50,909
Lawson Products Inc.	834	20,667
Leapfrog Enterprises Inc. (a)	7,131	59,330
Learning Tree International Inc. (a)	1,957	33,465
LECG Corp. (a)	5,801	50,701
Lee Enterprises Inc. Class A	10,047	40,088
Libbey Inc.	2,945	21,911
Life Time Fitness Inc. (a)	7,650	226,057
Lin TV Corp. (a)	5,603	33,394
Lincoln Educational Services (a)	1,095	12,735
Liquidity Services Inc. (a)	3,203	36,931
Live Nation Inc. (a)	16,643	176,083
Lodgian Inc. (a)	3,822	29,926
LoopNet Inc. (a)	6,420	72,546
Luby’s Inc. (a)	4,719	28,786
Maidenform Brands Inc. (a)	4,933	66,595
Mannatech Inc.	3,189	17,348
Marchex Inc. Class B	5,610	69,115
Marcus Corp.	4,404	65,840
MarineMax Inc. (a)	3,499	25,088
Martha Stewart Living Omnimedia Inc. (a)	5,601	41,447
Marvel Entertainment Inc. (a)	10,750	345,505
Matthews International Corp.	6,852	310,122
MAXIMUS Inc.	4,066	141,578
McClatchy Co. Class A	12,486	84,655
Media General Inc.	5,138	61,399
Mediacom Communications Corp. Class A (a)	8,650	46,191
Midas Inc. (a)	3,045	41,107
Midway Games Inc. (a)	4,758	10,468
Monarch Casino & Resort Inc. (a)	2,838	33,488
Monro Muffler Brake Inc.	3,835	59,404
Morgans Hotel Group Co. (a)	5,920	60,976
Movado Group Inc.	3,484	68,983
MPS Group Inc. (a)	20,683	219,860
MWI Veterinary Supply Inc. (a)	2,250	74,497
National CineMedia Inc.	9,236	98,456
National Presto Industries Inc.	985	63,217
Nautilus Inc.	6,062	30,795
Navigant Consulting Inc. (a)	10,610	207,532
Net 1 UEPS Technologies Inc. (a)	9,879	240,060
Netflix Inc. (a)	8,940	233,066
New York & Co. Inc. (a)	5,088	46,453
NIC Inc.	8,750	59,762
Nu Skin Enterprises Inc.	10,876	162,270
NutriSystem Inc.	6,706	94,823
O’Charley’s Inc.	3,981	40,049
On Assignment Inc. (a)	7,768	62,299
Orbitz Worldwide Inc. (a)	8,023	40,195
Outdoor Channel Holdings Inc. (a)	3,518	24,556

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Overstock.com Inc. (a)	3,311	$85,920
Oxford Industries Inc.	3,029	58,005
Pacific Sunwear of California Inc. (a)	15,583	132,923
Pantry Inc. (a)	4,605	49,089
Papa John’s International Inc. (a)	4,799	127,605
ParkerVision Inc. (a)	5,039	50,037
PC Connection Inc. (a)	2,174	20,240
PC Mall Inc. (a)	2,421	32,829
PeopleSupport Inc. (a)	4,724	40,154
PEP Boys-Manny Moe & Jack	9,260	80,747
Perficient Inc. (a)	7,015	67,765
Perry Ellis International Inc. (a)	2,507	53,199
PetMed Express Inc. (a)	5,206	63,773
PF Chang’s China Bistro Inc. (a)	5,259	117,486
PHH Corp. (a)	11,892	182,542
Pier 1 Imports Inc. (a)	19,613	67,469
Pinnacle Entertainment Inc. (a)	13,166	138,111
Playboy Enterprises Inc. (a)	4,731	23,371
Pool Corp.	10,504	186,551
Pre-Paid Legal Services Inc. (a)	1,833	74,456
Prestige Brands Holdings Inc. (a)	7,407	78,959
PRG-Schultz International Inc. (a)	3,281	30,874
PriceSmart Inc.	3,165	62,604
Primedia Inc.	5,537	25,802
Princeton Review Inc. (a)	2,918	19,726
Protection One Inc. (a)	1,393	11,701
Quiksilver Inc. (a)	27,686	271,877
RC2 Corp. (a)	3,911	72,588
Red Robin Gourmet Burgers Inc. (a)	3,697	102,555
Regis Corp.	9,370	246,899
Renaissance Learning Inc.	2,122	23,788
Rent-A-Center Inc. (a)	14,660	301,556
Resources Connection Inc.	9,908	201,628
Retail Ventures Inc. (a)	6,777	31,174
REX Stores Corp. (a)	1,944	22,453
R.H. Donnelley Corp. (a)	15,080	45,240
Rick’s Cabaret International Inc. (a)	1,320	22,176
Riviera Holdings Corp. (a)	2,014	20,442
Rollins Inc.	9,143	135,499
RSC Holdings Inc. (a)	10,445	96,721
Ruby Tuesday Inc.	11,129	60,097
Rush Enterprises Inc. Class A (a)	7,374	88,562
Russ Berrie & Co. Inc. (a)	3,797	30,262
Ruth’s Hospitality Group Inc. (a)	4,036	20,906
Sally Beauty Holdings Inc. (a)	20,711	133,793
Schawk Inc.	3,174	38,056
Scholastic Corp. (a)	5,288	151,554
School Specialty Inc. (a)	4,509	134,053
Sealy Corp.	10,019	57,509
Shoe Carnival Inc. (a)	1,823	21,493
Shuffle Master Inc. (a)	7,845	38,754
Shutterfly Inc. (a)	4,314	52,674
Sinclair Broadcast Group Inc.	11,499	87,392
Six Flags Inc. (a)	14,575	16,761
Skechers U.S.A. Inc. (a)	7,209	142,450
Sonic Automotive Inc.	5,731	73,873
Sonic Corp. (a)	13,162	194,798
Sotheby’s	14,798	390,223
Spectrum Brands Inc. (a)	9,158	23,353
Speedway Motorsports Inc.	2,987	60,875
Spherion Corp. (a)	12,355	57,080
Stage Stores Inc.	8,860	103,396
Stamps.com Inc. (a)	3,413	42,594
Standard Parking Corp. (a)	2,124	38,657
Standard Register Co.	3,255	30,695
Stein Mart Inc.	5,275	23,790
Steiner Leisure Ltd. (a)	3,597	101,975
Steinway Musical Instruments Inc. (a)	1,507	39,785
Steven Madden Ltd. (a)	3,880	71,314
Stewart Enterprises Inc.	18,382	132,350
Syms Corp.	1,450	19,720
Systemax Inc.	2,362	41,689
Take-Two Interactive Software Inc. (a)	16,891	431,903
Talbots Inc.	5,360	62,122
TeleTech Holdings Inc. (a)	8,806	175,768
Tempur-Pedic International Inc.	16,399	128,076
Texas Roadhouse Inc. Class A (a)	11,495	103,110
The Finish Line Inc. Class A (a)	9,369	81,510
The Knot Inc. (a)	6,203	60,665
The Men’s Wearhouse Inc.	11,280	183,751
The Providence Service Corp. (a)	2,574	54,337
The Steak n Shake Co. (a)	6,447	40,810
thinkorswim Group Inc. (a)	11,074	78,072
THQ Inc. (a)	14,645	296,708
Timberland Co. (a)	10,498	171,642
TiVo Inc. (a)	22,379	138,078
Town Sports International Holdings Inc. (a)	3,831	35,782
Tractor Supply Co. (a)	7,319	212,544
Triarc Companies Inc. Class B	13,689	86,651
True Religion Apparel Inc. (a)	3,744	99,778
TrueBlue Inc. (a)	9,755	128,864
Tuesday Morning Corp. (a)	7,227	29,703
Tupperware Brands Corp.	13,621	466,111
Tween Brands Inc. (a)	5,444	89,608
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,449	50,007
Under Armour Inc. Class A (a)	7,237	185,557
UniFirst Corp.	3,154	140,858
United Online Inc.	15,123	151,684
United Stationers Inc. (a)	5,249	193,951
Universal Electronics Inc. (a)	3,113	65,062
Universal Technical Institute Inc. (a)	5,150	64,169
USANA Health Sciences Inc. (a)	1,697	45,598
Vail Resorts Inc. (a)	6,874	294,413
Valassis Communications Inc. (a)	10,551	132,099

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Consumer Discretionary (Cont.)
Value Line Inc.	444	$14,763
ValueClick Inc. (a)	21,029	318,589
Viad Corp.	4,547	117,267
VistaPrint Ltd. (a)	9,699	259,545
Volcom Inc. (a)	3,988	95,433
Volt Information Sciences Inc. (a)	2,876	34,253
Warnaco Group Inc. (a)	10,000	440,700
Waste Connections Inc. (a)	14,593	465,955
Waste Services Inc. (a)	5,201	36,615
Watson Wyatt Worldwide Inc.	9,376	495,897
WD-40 Co.	3,611	105,622
Westwood One Inc. (a)	14,738	18,275
Wet Seal Inc. (a)	20,207	96,387
Weyco Group Inc.	1,588	42,130
WMS Industries Inc. (a)	9,641	287,013
Wolverine World Wide Inc.	10,933	291,583
World Fuel Services Corp.	6,400	140,416
World Wrestling Entertainment Inc.	4,664	72,152
Zale Corp. (a)	7,803	147,399
Zumiez Inc. (a)	4,309	71,443

		36,945,155

Consumer Staples (2.53%)
Alliance One International Inc. (a)	21,262	108,649
American Dairy Inc. (a)	1,558	12,215
Arden Group Inc. Class A	240	30,418
B&G Foods Inc. Class A	4,404	41,133
Boston Beer Co. Inc. (a)	1,853	75,380
Cal-Maine Foods Inc.	2,771	91,415
Casey’s General Stores Inc.	11,141	258,137
Chiquita Brands International Inc. (a)	9,508	144,236
Coca-Cola Bottling Co. Consolidated	896	33,134
Diamond Foods Inc.	3,522	81,147
Farmer Brothers Co.	1,392	29,441
Flowers Foods Inc.	16,989	481,468
Fresh Del Monte Produce Inc. (a)	9,213	217,150
Green Mountain Coffee Roasters Inc. (a)	3,779	141,977
Hain Celestial Group Inc. (a)	8,901	208,995
Imperial Sugar Co.	2,561	39,772
Ingles Markets Inc.	2,759	64,367
J&J Snack Foods Corp.	3,107	85,163
Lance Inc.	6,161	115,642
Lifeway Foods Inc. (a)	1,050	12,485
Longs Drug Stores Corp.	6,802	286,432
Lululemon Athletica Inc. (a)	3,954	114,903
M & F Worldwide Corp. (a)	2,796	109,911
Maui Land & Pineapple Company Inc. (a)	1,089	32,071
Nash Finch Co.	2,841	97,361
National Beverage Corp.	2,198	15,979
Omega Protein Corp. (a)	4,026	60,189
Peet’s Coffee & Tea Inc. (a)	2,997	59,401
Pilgrim’s Pride Corp.	9,904	128,653
Ralcorp Holdings Inc. (a)	5,657	279,682
Reddy Ice Holdings Inc.	3,927	53,721
Ruddick Corp.	9,248	317,299
Sanderson Farms Inc.	4,453	153,718
Schiff Nutrition International Inc.	2,028	11,357
Seaboard Corp.	73	113,223
Sensient Technologies Corp.	10,559	297,341
Smart Balance Inc. (a)	13,750	99,138
Spartan Stores Inc.	4,803	110,469
Star Scientific Inc. (a)	14,390	17,268
Susser Holdings Corp. (a)	1,698	16,437
Synutra International Inc. (a)	2,275	73,528
The Great Atlantic & Pacific Tea Company Inc. (a)	7,747	176,787
Tootsie Roll Industries Inc.	5,229	131,405
TreeHouse Foods Inc. (a)	6,854	166,278
United Natural Foods Inc. (a)	9,418	183,463
Universal Corp.	5,928	268,064
Vector Group Ltd.	6,941	111,958
Village Super Market Inc. Class A	717	27,662
Weis Markets Inc.	2,424	78,707
Winn-Dixie Stores Inc. (a)	11,877	190,270
Zep Inc.	4,690	69,787
Zhongpin Inc. (a)	4,043	50,538

		6,175,323

Durable Products (8.13%)
ACCO Brands Corp. (a)	11,895	133,581
Actuant Corp. Class A	12,275	384,821
Advanced Energy Industries Inc. (a)	7,170	98,229
Aerovironment Inc. (a)	2,248	61,101
Alamo Group Inc.	1,355	27,899
Albany International Corp. Class A	6,520	189,080
Altra Holdings Inc. (a)	5,797	97,448
American Ecology Corp.	3,573	105,511
American Superconductor Corp. (a)	9,229	330,860
AO Smith Corp.	4,383	143,894
Applied Industrial Technologies Inc.	9,292	224,588
ARGON ST Inc. (a)	2,876	71,325
Arris Group Inc. (a)	27,217	229,984
Ascent Solar Technologies Inc. (a)	1,628	16,850
Astec Industries Inc. (a)	4,045	130,006
Asyst Technologies Inc. (a)	11,167	39,866
ATMI Inc. (a)	7,055	196,976
Audiovox Corp. (a)	3,821	37,522
Axcelis Technologies Inc. (a)	22,494	109,771
Axsys Technologies Inc. (a)	1,917	99,761
AZZ Inc. (a)	2,662	106,214
Badger Meter Inc.	3,202	161,797
Baldor Electric Co.	10,133	354,452
Beacon Power Corp. (a)	19,421	40,396
Beazer Homes USA Inc.	8,686	48,381
Belden Inc.	9,613	325,688

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Blount International Inc. (a)	8,487	$98,534
Brady Corp.	11,035	381,039
Briggs & Stratton Corp.	10,884	138,009
Brooks Automation Inc. (a)	14,541	120,254
Cascade Corp.	1,993	84,344
Cavco Industries Inc. (a)	1,418	46,411
Champion Enterprises Inc. (a)	17,052	99,754
Chart Industries Inc. (a)	6,222	302,638
Cognex Corp.	9,385	216,324
Cohu Inc.	5,061	74,295
Colfax Corp. (a)	4,734	118,776
Columbus McKinnon Corp. (a)	4,169	100,390
CTS Corp.	7,224	72,601
Curtiss-Wright Corp.	9,833	439,928
Cymer Inc. (a)	6,638	178,429
Darling International Inc. (a)	17,903	295,758
Dionex Corp. (a)	4,025	267,139
Ducommun Inc. (a)	2,316	53,175
DXP Enterprises Inc. (a)	785	32,687
Electro Scientific Industries Inc. (a)	5,857	82,994
EMCORE Corp. (a)	16,110	100,849
EnPro Industries Inc. (a)	4,385	163,736
Entegris Inc. (a)	25,086	164,313
ESCO Technologies Inc. (a)	5,700	267,444
Esterline Technologies Corp. (a)	6,462	318,318
FARO Technologies Inc. (a)	3,661	92,147
Federal Signal Corp.	10,541	126,492
FEI Co. (a)	8,010	182,468
Flanders Corp. (a)	3,514	21,260
Flow International Corp. (a)	8,247	64,327
Franklin Electric Co. Inc.	5,023	194,792
Fuel Tech Inc. (a)	3,883	68,418
Fushi Copperweld Inc. (a)	3,163	75,058
Gehl Co. (a)	2,372	35,082
GenCorp Inc. (a)	12,693	90,882
GenTek Inc. (a)	1,972	53,027
Graham Corp.	1,089	80,706
Harbin Electric Inc. (a)	1,368	19,439
Heico Corp.	4,871	158,502
Herman Miller Inc.	12,329	306,869
hhgregg Inc. (a)	2,731	27,310
HNI Corp.	9,762	172,397
Hovnanian Enterprises Inc. (a)	10,174	55,754
Hurco Companies Inc. (a)	1,407	43,462
InterDigital Inc. (a)	9,982	242,762
Interface Inc.	11,625	145,661
Intevac Inc. (a)	4,909	55,374
K-Tron International Inc. (a)	532	68,947
Kadant Inc. (a)	3,056	69,066
Kaman Corp.	5,567	126,705
Key Technology Inc. (a)	1,233	39,222
Knoll Inc.	10,631	129,167
Kulicke & Soffa Industries Inc. (a)	11,745	85,621
Lindsay Corp.	2,618	222,451
Littelfuse Inc. (a)	4,760	150,178
LMI Aerospace Inc. (a)	1,901	33,401
LTX Corp. (a)	14,267	31,387
M/I Homes Inc.	3,073	48,338
MasTec Inc. (a)	9,428	100,502
Mattson Technology Inc. (a)	10,971	52,222
Measurement Specialties Inc. (a)	3,091	54,371
Meritage Homes Corp. (a)	6,737	102,200
Met-Pro Corp.	3,296	44,002
Metalico Inc. (a)	5,308	92,996
Middleby Corp. (a)	3,725	163,565
Mine Safety Appliances Co.	6,812	272,412
MKS Instruments Inc. (a)	10,946	239,717
Mobile Mini Inc. (a)	7,605	152,100
Moog Inc. Class A (a)	9,365	348,753
NACCO Industries Inc.	1,318	97,993
Nordson Corp.	7,404	539,678
OpNext Inc. (a)	4,528	24,361
Orbital Sciences Corp. (a)	12,859	302,958
Orion Energy Systems Inc. (a)	1,833	18,330
OYO Geospace Corp. (a)	826	48,684
Palm Harbor Homes Inc. (a)	1,838	10,164
Park-Ohio Holdings Corp. (a)	1,844	27,217
Peerless Manufacturing Co. (a)	1,422	66,649
Photon Dynamics Inc. (a)	3,891	58,676
Photronics Inc. (a)	9,189	64,691
Plantronics Inc.	10,751	239,962
Powell Industries Inc. (a)	1,722	86,806
Power-One Inc. (a)	17,668	33,393
Powerwave Technologies Inc. (a)	28,851	122,617
Preformed Line Products Co.	591	23,823
Presstek Inc. (a)	6,039	29,953
Raser Technologies Inc. (a)	9,887	96,299
Regal-Beloit Corp.	7,068	298,623
Robbins & Myers Inc.	6,161	307,249
Rofin-Sinar Technologies Inc. (a)	6,484	195,817
Rudolph Technologies Inc. (a)	6,771	52,137
Ryland Group Inc.	9,308	203,007
Sauer-Danfoss Inc.	2,436	75,881
Semitool Inc. (a)	5,123	38,474
Skyline Corp.	1,501	35,273
Smith & Wesson Holding Corp. (a)	8,229	42,873
Sonic Solutions (a)	5,168	30,801
Standard-Pacific Corp.	15,989	54,043
Standex International Corp.	2,808	58,238
Sun Hydraulics Corp.	2,559	82,579
Symmetricom Inc. (a)	9,478	36,396
Synthesis Energy Systems Inc. (a)	4,221	37,989
TAL International Group Inc.	3,230	73,450
Taser International Inc. (a)	12,934	64,541
Team Inc. (a)	4,053	139,099
Technitrol Inc.	8,988	152,706

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Durable Products (Cont.)
Tecumseh Products Co. Class A (a)	3,579	$117,320
Teledyne Technologies Inc. (a)	7,788	379,976
Tennant Co.	3,644	109,575
Textainer Group Holdings Ltd.	2,096	40,935
The Gormann-Rupp Co.	3,103	123,624
Thermadyne Holdings Corp. (a)	2,931	43,349
Titan International Inc.	6,028	214,717
Titan Machinery Inc. (a)	1,604	50,237
TransDigm Group Inc. (a)	7,301	245,241
Triumph Group Inc.	3,630	170,973
TurboChef Technologies Inc. (a)	5,161	24,670
Twin Disc Inc.	1,842	38,553
Ultra Clean Holdings Inc. (a)	4,366	34,753
Ultratech Inc. (a)	5,186	80,487
Veeco Instruments Inc. (a)	7,033	113,091
Vicor Corp.	4,252	42,435
Wabtec Corp.	10,637	517,171
Watts Water Technologies Inc.	6,366	158,513
Woodward Governor Co.	12,902	460,085
Zygo Corp. (a)	3,302	32,459

		19,793,246

Financial Services (18.09%)
1st Source Corp.	3,385	54,499
Abington Bancorp Inc.	5,360	48,883
Acadia Realty Trust	7,086	164,041
Advance America Cash Advance Centers Inc.	9,722	49,388
Advanta Corp. Class B	8,398	52,823
Advent Software Inc. (a)	3,667	132,305
Agree Realty Corp.	1,730	38,147
Aircastle Ltd.	10,241	86,127
Alexander’s Inc. (a)	449	139,459
Ambac Financial Group Inc.	62,982	84,396
AmCOMP Inc. (a)	2,750	26,730
Amcore Financial Inc.	4,812	27,236
American Campus Communities Inc.	8,759	243,851
American Capital Agency Corp. (a)	2,189	36,425
American Equity Investment Life Holding Co.	11,990	97,719
American Physicians Capital Inc.	1,844	89,323
American Safety Insurance Holdings Ltd. (a)	2,322	33,390
Ameris Bancorp	2,760	24,012
Amerisafe Inc. (a)	4,129	65,816
Ames National Corp.	1,410	23,589
Ampal-American Israel Corp. (a)	4,533	20,444
AmTrust Financial Services Inc.	3,481	43,861
Anchor Bancorp Wisconsin Inc.	3,898	27,325
Anthracite Capital Inc.	12,047	84,811
Anworth Mortgage Asset Corp.	18,109	117,890
Apollo Investment Corp.	31,254	447,870
Arbor Realty Trust Inc.	3,036	27,233
Ares Capital Corp.	21,343	215,137
Argo Group International Holdings Ltd. (a)	6,745	226,362
Arrow Financial Corp.	2,001	36,278
Ashford Hospitality Trust Inc.	26,290	121,460
Aspen Insurance Holdings Ltd.	18,766	444,191
Asset Acceptance Capital Corp.	3,279	40,069
Assured Guaranty Ltd.	12,260	220,557
Avatar Holdings Inc. (a)	1,336	40,467
Baldwin & Lyons Inc.	1,878	32,827
BancFirst Corp.	1,654	70,791
Banco Latinoamericano de Exportaciones SA	5,988	96,946
BancTrust Financial Group Inc.	3,839	25,299
Bank Mutual Corp.	11,083	111,273
Bank of the Ozarks Inc.	2,710	40,271
BankFinancial Corp.	4,326	56,281
Bankrate Inc. (a)	2,795	109,201
Banner Corp.	3,073	27,227
Beneficial Mutual Bancorp Inc. (a)	7,546	83,534
Berkshire Hills Bancorp Inc.	2,172	51,368
BGC Partners Inc. Class A (a)	1,378	10,404
BioMed Realty Trust Inc.	15,760	386,593
BlackRock Kelso Capital Corp.	2,843	26,895
Boston Private Financial Holdings Inc.	8,671	49,165
Broadpoint Securities Group Inc. (a)	5,255	10,510
Brookline Bancorp Inc.	13,097	125,076
Brooklyn Federal Bancorp Inc.	733	8,833
Bryn Mawr Bank Corp.	1,505	26,338
Calamos Asset Management Inc. Class A	4,572	77,861
Camden National Corp.	1,686	39,250
Capital City Bank Group Inc.	2,640	57,446
Capital Southwest Corp.	669	69,730
Capital Trust Inc.	3,648	70,078
Capitol Bancorp Ltd.	3,354	30,085
CapLease Inc.	10,014	75,005
Capstead Mortgage Corp.	11,771	127,715
Cardinal Financial Corp.	5,292	33,128
Cardtronics Inc. (a)	2,497	22,148
Care Investment Trust Inc.	2,905	27,394
Cascade Bancorp	4,571	35,197
Cash America International Inc.	6,399	198,369
Cass Information Systems Inc.	1,559	49,935
Castlepoint Holdings Ltd.	7,337	66,693
Cathay General Bancorp	10,663	115,907
Cedar Shopping Centers Inc.	8,414	98,612
Centerstate Banks of Florida Inc.	2,020	22,281
Central Pacific Financial Corp.	6,221	66,316
Chemical Financial Corp.	5,342	108,977
Chimera Investment Corp.	7,405	66,719
China Direct Inc. (a)	1,483	10,885

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Citizens & Northern Corp.	1,964	$32,524
Citizens Inc. (a)	8,189	50,199
Citizens Republic Bancorp Inc.	15,371	43,346
City Bank	3,020	25,972
City Holding Co.	3,538	144,244
Clifton Savings Bancorp Inc.	2,287	22,275
CNA Surety Corp. (a)	3,537	44,708
CoBiz Financial Inc.	4,130	27,175
Cohen & Steers Inc.	3,684	95,673
Colonial BancGroup Inc.	44,337	195,970
Colonial Properties Trust	10,424	208,688
Columbia Banking Systems Inc.	3,985	77,030
Community Bank System Inc.	6,569	135,453
Community Trust Bancorp Inc.	3,207	84,216
CompuCredit Corp. (a)	4,225	25,350
Consolidated-Tomoka Land Co.	1,176	49,463
Corporate Office Properties Trust	8,539	293,144
Corus Bankshares Inc.	7,973	33,168
Cousins Properties Inc.	8,317	192,123
Crawford & Co. Class B (a)	5,610	44,824
Credit Acceptance Corp. (a)	1,302	33,279
CVB Financial Corp.	14,526	137,125
CyberSource Corp. (a)	15,156	253,560
Danvers Bancorp Inc. (a)	3,911	43,021
Darwin Professional Underwriters Inc. (a)	1,619	49,865
DCT Industrial Trust Inc.	37,726	312,371
Delphi Financial Group Inc.	9,073	209,949
Deluxe Corp.	11,313	201,598
Diamond Hill Investment Group (a)	451	37,659
DiamondRock Hospitality Co.	20,821	226,741
Dime Community Bancshares	5,147	84,977
Dollar Financial Corp. (a)	5,319	80,370
Donegal Group Inc.	2,812	44,626
Doral Financial Corp. (a)	1,174	15,896
Downey Financial Corp.	4,466	12,371
Duff & Phelps Corp. Class A (a)	2,322	38,452
DuPont Fabros Technology Inc.	2,619	48,818
East West Bancorp Inc.	13,926	98,318
EastGroup Properties Inc.	5,468	234,577
Education Realty Trust Inc.	6,267	73,011
eHealth Inc. (a)	5,471	96,618
Electro Rent Corp.	4,724	59,239
EMC Insurance Group Inc.	1,379	33,206
Employers Holdings Inc.	10,857	224,740
Encore Bancshares Inc. (a)	1,407	22,020
Encore Capital Group Inc. (a)	3,198	28,238
Enstar Group Ltd. (a)	1,116	97,650
Enterprise Financial Services Corp.	2,423	45,674
Entertainment Properties Trust	6,730	332,731
Epoch Holding Corp.	2,217	20,197
Equity Lifestyle Properties Inc.	4,469	196,636
Equity One Inc.	7,077	145,432
ESSA Bancorp Inc.	3,722	46,599
Euronet Worldwide Inc. (a)	10,351	174,932
Evercore Partners Inc.	2,131	20,245
Exlservice Holdings Inc. (a)	3,119	43,760
Extra Space Storage Inc.	17,453	268,078
Fair Isaac Corp.	10,682	221,865
Farmers Capital Bank Corp.	1,358	23,928
FBL Financial Group Inc.	2,889	57,433
FBR Capital Markets Corp. (a)	6,434	32,363
FCStone Group Inc. (a)	4,985	139,231
Federal Agricultural Mortgage Corp. Class C	2,121	52,558
FelCor Lodging Trust Inc.	13,814	145,047
Financial Federal Corp.	5,527	121,373
Financial Institutions Inc.	2,403	38,592
First Acceptance Corp. (a)	3,296	10,547
First Bancorp (North Carolina)	3,147	39,778
First BanCorp (Puerto Rico)	15,637	99,139
First Bancorp Inc.	1,896	25,880
First Busey Corp.	5,401	71,401
First Cash Financial Services Inc. (a)	4,362	65,386
First Commonwealth Financial Corp.	16,074	149,970
First Community Bancshares Inc.	2,044	57,641
First Financial Bancorp	8,226	75,679
First Financial Bankshares Inc.	4,566	209,168
First Financial Corp. Indiana	2,591	79,311
First Financial Holdings Inc.	2,655	45,613
First Financial Northwest Inc.	5,010	49,749
First Industrial Realty Trust Inc.	9,734	267,393
First Marblehead Corp.	15,151	38,938
First Merchants Corp.	3,995	72,509
First Mercury Financial Corp. (a)	3,186	56,201
First Midwest Bancorp Inc.	10,668	198,958
First Niagara Financial Group Inc.	24,104	309,977
First Place Financial Corp. Ohio	3,970	37,318
First Potomac Realty Trust	5,414	82,509
First South Bancorp Inc.	1,918	24,704
FirstFed Financial Corp. (a)	2,963	23,823
FirstMerit Corp.	17,765	289,747
Flagstar Bancorp Inc.	10,193	30,681
Flagstone Reinsurance Holdings Ltd.	6,609	77,920
Flushing Financial Corp.	4,784	90,657
FNB Corp. (PA)	18,894	222,571
Fox Chase Bancorp Inc. (a)	1,345	13,800
FPIC Insurance Group Inc. (a)	1,936	87,740
Franklin Street Properties Corp.	12,972	163,966
Friedman Billings Ramsey Group Inc.	33,762	50,643
Frontier Financial Corp.	10,318	87,909
FX Real Estate and Entertainment Inc. (a)	1,540	2,926
GAMCO Investors Inc.	1,663	82,518
Getty Realty Corp.	3,991	57,510
GFI Group Inc.	14,513	130,762

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Glacier Bancorp Inc.	11,851	$189,498
Gladstone Capital Corp.	4,627	70,515
Gladstone Investment Corp.	4,835	31,089
Glimcher Realty Trust	8,307	92,872
Global Cash Access Holdings Inc. (a)	9,023	61,898
Gramercy Capital Corp.	9,141	105,944
Green Bankshares Inc.	2,849	39,943
Greenhill & Co. Inc.	3,806	204,991
Greenlight Capital Re Ltd. Class A (a)	6,326	144,612
Grubb & Ellis Co.	8,158	31,408
Guaranty Bancorp (a)	12,018	43,265
Guaranty Financial Group Inc. (a)	8,161	43,825
H&E Equipment Services Inc. (a)	3,553	42,707
Hallmark Financial Services Inc. (a)	1,482	14,331
Hancock Holding Co.	5,653	222,106
Hanmi Financial Corp.	9,069	47,249
Harleysville Group Inc.	2,869	97,058
Harleysville National Corp.	6,881	76,792
Harris & Harris Group Inc. (a)	5,103	30,618
Hatteras Financial Corp. (a)	2,519	57,912
Healthcare Realty Trust Inc.	11,147	264,964
Heartland Financial USA Inc.	2,871	52,223
Heartland Payment Systems Inc.	5,359	126,472
Hercules Technology Growth Capital Inc.	7,299	65,180
Heritage Commerce Corp.	2,529	25,037
Hersha Hospitality Trust	9,181	69,317
Highwoods Properties Inc.	11,765	369,656
Hilb Rogal & Hobbs Co.	7,996	347,506
Home Bancshares Inc.	2,643	59,415
Home Federal Bancorp Inc.	1,432	14,120
Home Properties Inc.	6,941	333,584
Horace Mann Educators Corp.	8,790	123,236
Huron Consulting Group Inc. (a)	4,218	191,244
IBERIABANK Corp.	2,827	125,717
Independence Holding Co.	1,268	12,388
Independent Bank Corp. (MA)	3,571	85,133
IndyMac Bancorp Inc.	22,069	13,683
Infinity Property & Casualty Corp.	3,571	148,268
Inland Real Estate Corp.	12,593	181,591
Integra Bank Corp.	4,759	37,263
Interactive Brokers Group Inc. Class A (a)	8,921	286,632
Interactive Data Corp.	8,037	201,970
International Assets Holding Corp. (a)	923	27,745
International Bancshares Corp.	11,206	239,472
Investors Bancorp Inc. (a)	9,685	126,486
Investors Real Estate Trust	12,705	121,206
IPC Holdings Ltd.	11,787	312,945
Jer Investors Trust Inc.	5,288	33,314
Kansas City Life Insurance Co.	1,005	41,959
Kayne Anderson Energy Development Co.	2,444	56,090
KBW Inc. (a)	5,749	118,314
Kearny Financial Corp.	4,186	46,046
Kite Realty Group Trust	4,317	53,963
Knight Capital Group Inc. Class A (a)	20,646	371,215
Kohlberg Capital Corp.	3,792	37,920
LaBranche & Co. Inc. (a)	11,242	79,593
Ladenburg Thalmann Financial Services Inc. (a)	22,474	33,936
Lakeland Bancorp Inc.	4,500	54,810
Lakeland Financial Corp.	2,682	51,173
LandAmerica Financial Group Inc.	3,306	73,360
LaSalle Hotel Properties	8,812	221,446
Lexington Realty Trust	10,627	144,846
Life Partners Holdings Inc.	1,297	25,914
LTC Properties Inc.	5,063	129,410
Maguire Properties Inc.	8,407	102,313
Maiden Holdings Ltd.	10,780	68,992
MainSource Financial Group Inc.	4,158	64,449
MarketAxess Holdings Inc. (a)	6,795	51,370
MASSBANK Corp.	828	32,772
Max Capital Group Ltd.	12,403	264,556
MB Financial Inc.	7,630	171,446
MCG Capital Corp.	16,590	66,028
McGrath Rentcorp	5,099	125,384
Meadowbrook Insurance Group Inc.	8,114	43,004
Medallion Financial Corp.	3,251	30,624
Medical Properties Trust Inc.	14,576	147,509
Meridian Interstate Bancorp Inc. (a)	2,297	22,327
Meruelo Maddux Properties Inc. (a)	9,002	19,624
MFA Mortgage Investments Inc.	33,341	217,383
Mid-America Apartment Communities Inc.	5,769	294,450
Midwest Banc Holdings Inc.	4,781	23,283
Mission West Properties Inc.	4,317	47,314
Monmouth Real Estate Investment Corp. Class A	4,326	27,686
Montpelier Re Holdings Ltd.	20,549	303,098
Move Inc. (a)	28,154	65,599
MVC Capital Inc.	5,331	72,981
Nara Bancorp Inc.	4,776	51,246
NASB Financial Inc.	797	14,171
National Financial Partners Corp.	8,677	171,978
National Health Investors Inc.	4,891	139,442
National Interstate Corp.	1,344	24,703
National Penn Bancshares Inc.	17,461	231,882
National Retail Properties Inc.	16,138	337,284
National Western Life Insurance Co.	508	110,998
Navigators Group Inc. (a)	2,893	156,367
NBT Bancorp Inc.	6,977	143,796
Nelnet Inc.	3,948	44,336
NewAlliance Bancshares Inc.	24,038	299,994
Newcastle Investment Corp.	11,583	81,197
NewStar Financial Inc. (a)	5,235	30,939

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
NGP Capital Resources Co.	4,746	$73,136
Northfield Bancorp Inc. (a)	4,198	45,129
NorthStar Realty Finance Corp.	12,578	104,649
Northwest Bancorp Inc.	3,850	84,007
NYMAGIC Inc.	1,234	23,643
OceanFirst Financial Corp.	1,936	34,945
Ocwen Financial Corp. (a)	8,003	37,214
Odyssey Re Holdings Corp.	5,331	189,251
Old National Bancorp	14,544	207,397
Old Second Bancorp Inc.	3,093	35,941
Omega Healthcare Investors Inc.	15,205	253,163
One Liberty Properties Inc.	1,747	28,494
Online Resources Corp. (a)	6,193	51,712
optionsXpress Holdings Inc.	9,300	207,762
Oriental Financial Group Inc.	5,331	76,020
Oritani Financial Corp. (a)	2,844	45,504
Pacific Capital Bancorp	10,180	140,280
Pacific Continental Corp.	2,334	25,651
PacWest Bancorp	5,292	78,745
Park National Corp.	2,513	135,451
Parkway Properties Inc.	3,289	110,938
Patriot Capital Funding Inc.	4,554	28,463
Peapack-Gladstone Financial Corp.	1,819	39,963
PennantPark Investment Corp.	4,727	34,082
Pennsylvania Commerce Bancorp Inc. (a)	1,134	27,273
Pennsylvania Real Estate Investment Trust	7,732	178,918
Penson Worldwide Inc. (a)	3,684	44,024
Peoples Bancorp Inc.	2,164	41,073
Phoenix Companies Inc.	25,131	191,247
PICO Holdings Inc. (a)	3,553	154,378
Pinnacle Financial Partners Inc. (a)	4,961	99,667
Piper Jaffray Co. (a)	4,113	120,634
Platinum Underwriters Holdings Ltd.	10,750	350,558
PMA Capital Corp. (a)	7,092	65,317
PMI Group Inc.	17,810	34,730
Portfolio Recovery Associates Inc. (a)	3,281	123,038
Post Properties Inc.	9,692	288,337
Potlatch Corp.	8,656	390,559
PremierWest Bancorp	4,235	24,732
Presidential Life Corp.	4,808	74,139
Primus Guaranty Ltd. (a)	5,119	14,896
PrivateBancorp Inc.	4,079	123,920
ProAssurance Corp. (a)	7,093	341,244
ProCentury Corp.	2,942	46,601
Prospect Capital Corp.	5,765	75,983
Prosperity Bancshares Inc.	8,610	230,145
Provident Bankshares Corp.	7,391	47,155
Provident Financial Services Inc.	13,261	185,787
Provident New York Bancorp	8,711	96,344
PS Business Parks Inc.	3,300	170,280
Pzena Investment Management Inc. Class A	1,311	16,728
Quanta Capital Holdings Ltd.	15,367	40,569
Radian Group Inc.	17,615	25,542
RAIT Financial Trust	13,604	100,942
Ramco-Gershenson Properties Trust	3,737	76,758
Realty Income Corp.	22,261	506,660
Redwood Trust Inc.	7,216	164,453
Renasant Corp.	4,597	67,714
Republic Bancorp Inc. (Kentucky)	2,036	50,086
Resource America Inc.	2,649	24,689
Riskmetrics Group Inc. (a)	4,716	92,622
RLI Corp.	4,109	203,272
Rockville Financial Inc.	1,779	22,344
Roma Financial Corp.	2,179	28,545
S&T Bancorp Inc.	5,162	150,008
Safety Insurance Group Inc.	3,571	127,306
Sanders Morris Harris Group Inc.	4,259	28,876
Sandy Spring Bancorp Inc.	3,602	59,721
Santander BanCorp	864	9,167
Saul Centers Inc.	2,145	100,794
SCBT Financial Corp.	2,236	63,860
SCPIE Holdings Inc. (a)	1,889	52,873
Seabright Insurance Holdings (a)	4,651	67,346
Seacoast Banking Corp. of Florida	2,970	23,047
Selective Insurance Group Inc.	11,784	221,068
Senior Housing Properties Trust	20,860	407,396
Shore Bancshares Inc.	1,840	34,445
Sierra Bancorp	1,626	26,829
Signature Bank (a)	6,540	168,470
Simmons First National Corp.	3,107	86,903
Smithtown Bancorp Inc.	2,154	35,003
South Financial Group Inc.	15,498	60,752
Southside Bancshares Inc.	2,688	49,567
Southwest Bancorp Inc.	3,244	37,306
Sovran Self Storage Inc.	4,800	199,488
State Auto Financial Corp.	3,126	74,805
State Bancorp Inc.	3,136	39,200
StellarOne Corp.	4,955	72,343
Sterling Bancorp NY	3,935	47,023
Sterling Bancshares Inc. TX	16,060	145,985
Sterling Financial Corp. WA	11,875	49,162
Stewart Information Services Corp.	3,746	72,448
Stifel Financial Corp. (a)	5,170	177,796
Strategic Hotels & Resorts Inc.	16,341	153,115
Suffolk Bancorp	2,063	60,611
Sun Bancorp Inc. (New Jersey) (a)	3,097	31,435
Sun Communities Inc.	3,611	65,829
Sunstone Hotel Investors Inc.	12,906	214,240
Susquehanna Bancshares Inc.	18,891	258,618
SVB Financial Group (a)	6,579	316,516
SWS Group Inc.	5,343	88,747
SY Bancorp Inc.	2,941	62,820

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Financial Services (Cont.)
Tanger Factory Outlet Centers Inc.	6,929	$248,959
Texas Capital Bancshares Inc. (a)	5,316	85,056
TheStreet.com Inc.	4,712	30,675
Thomas Weisel Partners Group Inc. (a)	4,908	26,847
TNS Inc. (a)	5,371	128,689
Tompkins Financial Corp.	1,328	49,402
Tower Group Inc.	4,435	93,978
TowneBank	4,554	68,583
TradeStation Group Inc. (a)	7,051	71,568
Trico Bancshares	3,216	35,215
Trustco Bank Corp. NY	16,617	123,298
Trustmark Corp.	10,874	191,926
U-Store-It Trust	10,873	129,932
U.S. Global Investors Inc. Class A	2,775	46,481
UCBH Holdings Inc.	24,222	54,500
UMB Financial Corp.	6,827	350,020
Umpqua Holdings Corp.	13,196	160,068
Union Bankshares Corp.	2,955	44,000
United America Indemnity Ltd. Class A (a)	4,436	59,309
United Bankshares Inc.	8,316	190,852
United Capital Corp. (a)	386	7,411
United Community Banks Inc.	8,716	74,347
United Community Financial Corp.	5,421	20,329
United Financial Bancorp Inc.	3,893	43,485
United Fire & Casualty Co.	4,998	134,596
United Security Bancshares	1,998	29,051
Universal American Corp. (a)	8,645	88,352
Universal Health Realty Income Trust	2,529	75,870
Univest Corp. of Pennsylvania	2,807	55,747
Urstadt Biddle Properties Inc.	4,525	66,337
Validus Holdings Ltd.	14,156	300,815
ViewPoint Financial Group	2,260	33,267
W Holding Company Inc.	22,882	19,450
Washington Real Estate Investment Trust	10,859	326,313
Washington Trust Bancorp Inc.	2,589	51,003
Wauwatosa Holdings Inc. (a)	1,525	16,196
WesBanco Inc.	5,828	99,950
West Bancorporation	3,812	33,164
West Coast Bancorp (Oregon)	3,639	31,550
Westamerica Bancorporation	6,376	335,314
Western Alliance Bancorp (a)	3,980	30,885
Westfield Financial Inc.	6,950	62,898
Westwood Holdings Group Inc.	1,176	46,805
Wilshire Bancorp Inc.	4,217	36,140
Winthrop Realty Trust	11,502	41,407
Wintrust Financial Corp.	5,183	123,615
World Acceptance Corp. (a)	3,638	122,491
Wright Express Corp. (a)	8,524	211,395
WSFS Financial Corp.	1,364	60,834
Yadkin Valley Financial Corp.	2,508	29,971
Zenith National Insurance Corp.	8,173	287,363

		44,047,124

Health Care (12.17%)
Abaxis Inc. (a)	4,760	114,859
Abiomed Inc. (a)	6,684	118,641
Acadia Pharmaceuticals Inc. (a)	7,514	27,727
Accelrys Inc. (a)	5,864	28,323
Accuray Inc. (a)	7,915	57,700
Acorda Therapeutics Inc. (a)	7,175	235,555
Acura Pharmaceuticals Inc. (a)	1,778	14,135
Adolor Corp. (a)	10,092	55,304
Affymax Inc. (a)	2,296	36,529
Affymetrix Inc. (a)	15,246	156,881
Air Methods Corp. (a)	2,354	58,850
Akorn Inc. (a)	12,611	41,742
Albany Molecular Research Inc. (a)	5,087	67,504
Alexion Pharmaceuticals Inc. (a)	8,444	612,190
Alexza Pharmaceuticals Inc. (a)	5,289	20,839
Align Technology Inc. (a)	13,613	142,800
Alkermes Inc. (a)	20,840	257,582
Alliance Imaging Inc. (a)	5,809	50,364
Allos Therapeutics Inc. (a)	11,622	80,308
Allscripts Healthcare Solutions Inc. (a)	12,531	155,510
Almost Family Inc. (a)	1,394	37,080
Alnylam Pharmaceuticals Inc. (a)	7,813	208,841
Alpharma Inc. (a)	9,727	219,149
Alphatec Holdings Inc. (a)	5,450	22,236
AMAG Pharmaceuticals Inc. (a)	3,732	127,261
Amedisys Inc. (a)	5,822	293,545
American Medical Systems Holdings Inc. (a)	15,984	238,961
American Oriental Bioengineering Inc. (a)	13,552	133,758
AMERIGROUP Corp. (a)	11,763	244,670
Amicus Therapeutics Inc. (a)	1,078	11,513
Amsurg Corp. (a)	6,913	168,332
Analogic Corp.	2,943	185,615
Angiodynamics Inc. (a)	5,306	72,268
Applera Corp. - Celera Group (a)	17,570	199,595
Apria Healthcare Group Inc. (a)	9,636	186,842
Ardea Biosciences Inc. (a)	2,363	30,294
Arena Pharmaceuticals Inc. (a)	16,548	85,884
Ariad Pharmaceuticals Inc. (a)	15,844	38,026
ArQule Inc. (a)	9,294	30,206
Array Biopharma Inc. (a)	10,688	50,234
Arthrocare Corp. (a)	5,875	239,759
Assisted Living Concepts Inc. Class A (a)	12,036	66,198
athenahealth Inc. (a)	4,534	139,466
Atrion Corp.	329	31,525
Auxilium Pharmaceuticals Inc. (a)	9,041	303,958

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
AVANT Immunotherapeutics Inc. (a)	3,272	$47,640
Bentley Pharmaceuticals Inc. (a)	4,231	68,331
Bio-Rad Laboratories Inc. (a)	4,161	336,583
Bio-Reference Labs Inc. (a)	2,601	58,028
Biodel Inc. (a)	2,352	30,576
BioForm Medical Inc. (a)	4,777	19,299
BioMimetic Therapeutics Inc. (a)	2,903	34,604
BMP Sunstone Corp. (a)	5,087	28,996
Bruker Corp. (a)	11,096	142,584
Cadence Pharmaceuticals Inc. (a)	4,871	29,664
Caliper Life Sciences Inc. (a)	10,458	27,086
Cambrex Corp. (a)	6,570	38,566
Cantel Medical Corp. (a)	2,732	27,648
Capital Senior Living Corp. (a)	4,614	34,790
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	29,146
Cardiac Science Corp. (a)	4,258	34,916
CardioNet Inc. (a)	984	26,204
Cell Genesys Inc. (a)	18,697	48,612
Centene Corp. (a)	9,532	160,042
Cepheid Inc. (a)	12,508	351,725
China Sky One Medical Inc. (a)	1,622	18,053
Clinical Data Inc. (a)	2,270	32,393
Columbia Laboratories Inc. (a)	10,253	33,835
Computer Programs & Systems Inc.	2,152	37,294
Conceptus Inc. (a)	6,632	122,626
Conmed Corp. (a)	6,293	167,079
Corvel Corp. (a)	1,758	59,543
Cougar Biotechnology Inc. (a)	3,273	77,996
CryoLife Inc. (a)	6,105	69,841
Cubist Pharmaceuticals Inc. (a)	12,387	221,232
CV Therapeutics Inc. (a)	13,333	109,731
Cyberonics Inc. (a)	5,286	114,706
Cynosure Inc. Class A (a)	2,094	41,503
Cypress Bioscience Inc. (a)	8,234	59,202
Cytokinetics Inc. (a)	8,077	29,966
Cytori Therapeutics Inc. (a)	4,358	28,240
Datascope Corp.	2,888	135,736
Dendreon Corp. (a)	20,457	91,034
DepoMed Inc. (a)	10,518	33,763
Dexcom Inc. (a)	5,748	34,718
Discovery Laboratories Inc. (a)	21,188	34,960
Durect Corp. (a)	16,204	59,469
Dyax Corp. (a)	12,182	37,764
Eclipsys Corp. (a)	11,943	219,273
Emergency Medical Services Corp. Class A (a)	2,062	46,663
Emergent Biosolutions Inc. (a)	2,962	29,413
Emeritus Corp. (a)	4,320	63,158
Ensign Group Inc.	1,816	20,884
Enzo Biochem Inc. (a)	7,253	81,379
Enzon Pharmaceuticals Inc. (a)	9,816	69,890
eResearch Technology Inc. (a)	9,493	165,558
ev3 Inc. (a)	15,437	146,343
Exactech Inc. (a)	1,542	39,645
Exelixis Inc. (a)	23,080	115,400
Five Star Quality Care Inc. (a)	6,970	32,968
Genomic Health Inc. (a)	2,995	57,354
Genoptix Inc. (a)	1,824	57,547
Gentiva Health Services Inc. (a)	5,589	106,470
Geron Corp. (a)	17,088	58,954
Greatbatch Inc. (a)	5,018	86,811
GTx Inc. (a)	4,085	58,620
Haemonetics Corp. (a)	5,652	313,460
Halozyme Therapeutics Inc. (a)	13,012	70,005
Hanger Orthopedic Group Inc. (a)	5,037	83,060
Hansen Medical Inc. (a)	3,740	62,533
Healthcare Services Group Inc.	9,449	143,719
HealthExtras Inc. (a)	7,241	218,244
Healthsouth Corp. (a)	17,376	288,963
Healthspring Inc. (a)	10,853	183,199
Healthways Inc. (a)	7,720	228,512
HMS Holdings Corp. (a)	5,487	117,806
Human Genome Sciences Inc. (a)	29,747	154,982
I-Flow Corp. (a)	4,736	48,070
ICU Medical Inc. (a)	2,610	59,717
Idenix Pharmaceuticals Inc. (a)	5,477	39,818
Idera Pharmaceuticals Inc. (a)	4,508	65,862
Immucor Inc. (a)	15,390	398,293
ImmunoGen Inc. (a)	9,389	28,730
Immunomedics Inc. (a)	14,307	30,474
Incyte Corp. (a)	14,606	111,152
Indevus Pharmaceuticals Inc. (a)	16,960	26,627
Inspire Pharmaceuticals Inc. (a)	9,249	39,586
Insulet Corp. (a)	4,023	63,282
Integra LifeSciences Holdings Corp. (a)	3,911	173,961
InterMune Inc. (a)	6,935	90,987
Invacare Corp.	7,044	143,979
IPC The Hospitalist Co. (a)	1,231	23,167
IRIS International Inc. (a)	4,038	63,195
Isis Pharmaceuticals Inc. (a)	19,906	271,319
Javelin Pharmaceuticals Inc. (a)	10,759	24,961
Jazz Pharmaceuticals Inc. (a)	1,269	9,403
Kendle International Inc. (a)	2,851	103,577
Kensey Nash Corp. (a)	1,587	50,863
Kindred Healthcare Inc. (a)	6,098	175,378
KV Pharmaceutical Co. Class A (a)	7,460	144,202
Landauer Inc.	2,040	114,730
Lexicon Pharmaceuticals Inc. (a)	17,580	28,128
LHC Group Inc. (a)	3,211	74,656
Life Sciences Research Inc. (a)	1,915	54,080
Ligand Pharmaceuticals Inc. Class B (a)	18,029	46,875
Luminex Corp. (a)	8,086	166,167
Magellan Health Services Inc. (a)	8,896	329,419
MannKind Corp. (a)	11,448	34,344

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
MAP Pharmaceuticals Inc. (a)	1,706	$17,623
Marshall Edwards Inc. (a)	4,186	10,758
Martek Biosciences Corp. (a)	7,220	243,386
Masimo Corp. (a)	10,122	347,691
Maxygen Inc. (a)	4,923	16,689
Medarex Inc. (a)	28,035	185,311
MedAssets Inc. (a)	3,348	57,083
Medcath Corp. (a)	3,490	62,750
Medical Action Industries Inc. (a)	3,253	33,734
Medicines Co. (a)	11,425	226,443
Medicis Pharmaceutical Corp.	12,399	257,651
Medivation Inc. (a)	5,592	66,153
Mentor Corp.	7,433	206,786
Meridian Bioscience Inc.	8,822	237,488
Merit Medical Systems Inc. (a)	6,164	90,611
Metabolix Inc. (a)	4,159	40,758
Micrus Endovascular Corp. (a)	3,408	47,780
MiddleBrook Pharmaceuticals Inc. (a)	7,842	26,506
Molecular Insight Pharmaceuticals Inc. (a)	3,868	21,313
Molina Healthcare Inc. (a)	3,187	77,572
Momenta Pharmaceuticals Inc. (a)	5,713	70,270
Myriad Genetics Inc. (a)	9,809	446,506
Nabi Biopharmaceuticals (a)	11,390	44,877
Nanosphere Inc. (a)	2,818	22,149
National Healthcare Corp.	1,863	85,381
National Research Corp.	371	9,820
Natus Medical Inc. (a)	6,053	126,750
Nektar Therapeutics (a)	20,275	67,921
Neogen Corp. (a)	3,162	72,378
Neurocrine Biosciences Inc. (a)	8,635	36,181
Nighthawk Radiology Holdings Inc. (a)	5,496	38,912
Novavax Inc. (a)	11,410	28,411
Noven Pharmaceuticals Inc. (a)	5,444	58,196
NPS Pharmaceuticals Inc. (a)	10,344	46,031
NuVasive Inc. (a)	7,815	349,018
NxStage Medical Inc. (a)	4,142	15,905
Obagi Medical Products Inc. (a)	3,884	33,208
Odyssey HealthCare Inc. (a)	7,191	70,040
Omnicell Inc. (a)	7,276	95,898
Omrix Biopharmaceuticals Inc. (a)	3,133	49,313
Onyx Pharmaceuticals Inc. (a)	12,213	434,783
Opko Health Inc. (a)	10,460	15,899
Optimer Pharmaceuticals Inc. (a)	5,301	42,991
OraSure Technologies Inc. (a)	10,350	38,709
Orexigen Therapeutics Inc. (a)	4,388	34,621
Orthofix International NV (a)	3,752	108,620
Orthovita Inc. (a)	14,487	29,698
OSI Pharmaceuticals Inc. (a)	12,569	519,351
Osiris Therapeutics Inc. (a)	3,287	42,238
Owens & Minor Inc.	9,035	412,809
Pain Therapeutics Inc. (a)	7,727	61,043
Palomar Medical Technologies Inc. (a)	4,226	42,175
Par Pharmaceutical Companies Inc. (a)	7,583	123,072
Parexel International Corp. (a)	12,439	327,270
PDL BioPharma Inc.	26,214	278,393
Pharmanet Development Group Inc. (a)	4,240	66,865
Pharmasset Inc. (a)	3,433	64,815
PharMerica Corp. (a)	6,680	150,901
Phase Forward Inc. (a)	9,397	168,864
Pozen Inc. (a)	5,665	61,635
Progenics Pharmaceuticals Inc. (a)	5,845	92,760
Protalix BioTherapeutics Inc. (a)	2,332	6,320
PSS World Medical Inc. (a)	13,614	221,908
Psychiatric Solutions Inc. (a)	12,179	460,853
Quality Systems Inc.	3,843	112,523
Questcor Pharmaceuticals Inc. (a)	11,843	54,952
Quidel Corp. (a)	6,319	104,390
Radnet Inc. (a)	4,669	28,948
Regeneron Pharmaceuticals Inc. (a)	13,624	196,731
RehabCare Group Inc. (a)	4,003	64,168
Repligen Corp. (a)	6,799	32,091
Res-Care Inc. (a)	5,445	96,812
Rexahn Pharmaceuticals Inc. (a)	6,378	20,665
Rigel Pharmaceuticals Inc. (a)	8,013	181,575
RTI Biologics Inc. (a)	11,797	103,224
Salix Pharmaceuticals Ltd. (a)	10,477	73,653
Sangamo BioSciences Inc. (a)	8,033	79,928
Savient Pharmaceuticals Inc. (a)	11,914	301,424
Sciele Pharma Inc. (a)	7,764	150,233
Seattle Genetics Inc. (a)	13,298	112,501
Sequenom Inc. (a)	9,972	159,153
Sirona Dental Systems Inc. (a)	3,705	96,034
Skilled Healthcare Group Inc. Class A (a)	3,845	51,600
Somanetics Corp. (a)	2,819	59,763
SonoSite Inc. (a)	3,689	103,329
Spectranetics Corp. (a)	7,119	70,193
Stereotaxis Inc. (a)	6,177	33,109
STERIS Corp.	12,869	370,112
Sucampo Pharmaceuticals Inc. (a)	1,995	21,406
Sun Healthcare Group Inc. (a)	9,521	127,486
Sunrise Senior Living Inc. (a)	9,860	221,653
SurModics Inc. (a)	3,384	151,739
Symmetry Medical Inc. (a)	7,788	126,321
Synovis Life Technologies Inc. (a)	2,731	51,425
Synta Pharmaceuticals Corp. (a)	3,657	22,308
Targacept Inc. (a)	3,967	28,840
Tercica Inc. (a)	3,742	33,042
Theravance Inc. (a)	11,364	134,891
Third Wave Technologies (a)	9,677	107,995
Thoratec Corp. (a)	11,966	208,089
TomoTherapy Inc. (a)	8,980	80,191
TranS1 Inc. (a)	2,672	40,267
Triple-S Management Corp. Class B (a)	3,110	50,849
United Therapeutics Corp. (a)	4,948	483,667
U.S. Physical Therapy Inc. (a)	2,600	42,666

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Health Care (Cont.)
Valeant Pharmaceuticals
International (a)	15,329	$262,279
ViroPharma Inc. (a)	15,148	167,537
Virtual Radiologic Corp. (a)	1,526	20,220
Vision-Sciences Inc. (a)	3,669	13,759
Vital Images Inc. (a)	3,822	47,546
Vital Signs Inc.	1,768	100,387
VIVUS Inc. (a)	13,253	88,530
Vnus Medical Technologies (a)	2,852	57,069
Volcano Corp. (a)	10,363	126,429
West Pharmaceutical Services Inc.	7,103	307,418
Wright Medical Group Inc. (a)	8,165	231,968
Xenoport Inc. (a)	5,521	215,485
XOMA Ltd. (a)	29,153	49,269
Zoll Medical Corp. (a)	4,589	154,512
ZymoGenetics Inc. (a)	8,495	71,528

		29,631,824

Materials & Processes (8.78%)
A. Schulman Inc.	5,950	137,029
Aaon Inc.	2,941	56,644
AbitibiBowater Inc.	11,248	104,944
Aceto Corp.	5,355	40,912
Acuity Brands Inc.	8,923	429,018
AEP Industries Inc. (a)	1,269	22,043
AgFeed Industries Inc. (a)	4,353	65,164
Alico Inc.	831	28,802
Allied Nevada Gold Corp. (a)	9,874	58,158
AM Castle & Co.	3,623	103,654
AMCOL International Corp.	5,665	161,226
American Vanguard Corp.	3,937	48,425
Ameron International Corp.	2,014	241,640
Ampco-Pittsburgh Corp.	1,816	80,776
AMREP Corp.	461	21,939
Apex Silver Mines Ltd. (a)	12,927	63,472
Apogee Enterprises Inc.	6,351	102,632
Arch Chemicals Inc.	5,461	181,032
Balchem Corp.	3,977	91,988
Barnes Group Inc.	10,508	242,630
Beacon Roofing Supply Inc. (a)	9,721	103,140
Bluegreen Corp. (a)	2,821	17,067
Boise Inc. (a)	8,573	33,006
Brookfield Homes Corp.	2,200	27,016
Brush Engineered Materials Inc. (a)	4,477	109,328
Buckeye Technologies Inc. (a)	8,600	72,756
Builders Firstsource Inc. (a)	3,994	21,208
Bway Holding Co. (a)	1,629	14,026
Cabot Microelectronics Corp. (a)	5,154	170,855
Cadiz Inc. (a)	2,725	43,927
Cal Dive International Inc. (a)	9,713	138,799
Calavo Growers Inc.	2,269	27,795
Calgon Carbon Corp. (a)	8,986	138,924
Ceradyne Inc. (a)	5,840	200,312
China Architectural Engineering Inc. (a)	4,082	39,881
China BAK Battery Inc. (a)	6,616	31,161
China Precision Steel Inc. (a)	3,747	16,449
CIRCOR International Inc.	3,697	181,116
Clarcor Inc.	11,095	389,434
Clean Harbors Inc. (a)	4,342	308,543
Coeur d’Alene Mines Corp. (a)	121,044	351,028
Cogdell Spencer Inc.	2,311	37,554
Comfort Systems USA Inc.	8,807	118,366
Compass Minerals International Inc.	7,120	573,587
Deltic Timber Corp.	2,310	123,608
Drew Industries Inc. (a)	4,323	68,952
Dycom Industries Inc. (a)	8,883	128,981
Dynamic Materials Corp.	2,766	91,140
EMCOR Group Inc. (a)	14,912	425,439
Encore Wire Corp.	4,008	84,930
Energy Conversion Devices Inc. (a)	8,901	655,470
EnerSys (a)	6,038	206,681
ENGlobal Corp. (a)	5,939	84,571
Esmark Inc. (a)	2,535	48,469
Exide Technologies (a)	16,531	277,060
Ferro Corp.	9,601	180,115
Forestar Real Estate Group Inc. (a)	7,823	149,028
Furmanite Corp. (a)	7,989	63,752
General Moly Inc. (a)	13,772	108,386
General Steel Holdings Inc. (a)	2,356	37,036
Gibraltar Industries Inc.	5,901	94,239
Glatfelter	9,933	134,195
GrafTech International Ltd. (a)	22,683	608,585
Granite Construction Inc.	7,334	231,241
Graphic Packaging Holding Co. (a)	31,708	64,050
Great Lakes Dredge & Dock Co.	8,729	53,334
Griffin Land & Nurseries Inc.	730	22,411
Griffon Corp. (a)	6,174	54,084
Haynes International Inc. (a)	2,616	150,551
HB Fuller Co.	11,614	260,618
Hecla Mining Co. (a)	27,982	259,113
Hercules Inc.	24,856	420,812
Hexcel Corp. (a)	21,082	406,883
Hill International Inc. (a)	5,140	84,502
Hilltop Holdings Inc. (a)	9,918	102,255
Horsehead Holding Corp. (a)	7,664	93,194
HQ Sustainable Maritime Industries Inc. (a)	1,456	19,292
ICO Inc. (a)	6,068	36,529
Innerworkings Inc. (a)	6,938	82,978
Innophos Holdings Inc.	2,296	73,357
Innospec Inc.	5,134	96,622
Insituform Technologies Inc. (a)	6,095	92,827
Insteel Industries Inc.	3,948	72,288
Integrated Electrical Services Inc. (a)	1,701	29,257
Interline Brands Inc. (a)	7,110	113,262

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Materials & Processes (Cont.)
Kaiser Aluminum Corp.	3,463	$185,374
Kapstone Paper and Packaging Corp. (a)	3,921	26,153
Kaydon Corp.	6,082	312,676
Koppers Holdings Inc.	4,576	191,597
L.B. Foster Co. (a)	2,480	82,336
Ladish Co. Inc. (a)	2,978	61,317
Landec Corp. (a)	5,095	32,965
Layne Christensen Co. (a)	4,213	184,487
Louisiana-Pacific Corp.	22,688	192,621
LSB Industries Inc. (a)	3,811	75,458
LSI Industries Inc.	4,226	34,315
Lumber Liquidators Inc. (a)	2,054	26,702
Lydall Inc. (a)	3,636	45,632
Medis Technologies Ltd. (a)	6,322	21,305
Mercer International Inc.-SBI (a)	6,736	50,385
Michael Baker Corp. (a)	1,663	36,386
Minerals Technologies Inc.	4,151	263,962
Mueller Industries Inc.	8,152	262,494
Mueller Water Products Inc.	25,291	204,098
Multi-Color Corp.	2,151	45,149
Myers Industries Inc.	6,295	51,304
NCI Building Systems Inc. (a)	4,334	159,188
Neenah Paper Inc.	3,284	54,876
NewMarket Corp.	2,961	196,107
NL Industries Inc.	1,462	13,933
NN Inc.	3,475	48,442
Northwest Pipe Co. (a)	2,008	112,046
Olin Corp.	16,425	430,006
Olympic Steel Inc.	1,978	150,170
OM Group Inc. (a)	6,709	219,988
Omega Flex Inc.	677	10,290
Orion Marine Group Inc. (a)	4,731	66,849
Penford Corp.	2,461	36,620
Perini Corp. (a)	5,967	197,209
PolyOne Corp. (a)	20,715	144,384
Polypore International Inc. (a)	3,497	88,579
Quaker Chemical Corp.	2,253	60,065
Quanex Building Products Corp.	8,146	121,050
Raven Industries Inc.	3,514	115,189
RBC Bearings Inc. (a)	4,784	159,403
Resource Capital Corp.	4,351	31,371
Rock-Tenn Co. Class A	8,374	251,136
Rockwood Holdings Inc. (a)	9,160	318,768
Royal Gold Inc.	6,423	201,425
RTI International Metals Inc. (a)	5,050	179,881
Schweitzer-Mauduit International Inc.	3,506	59,076
ShengdaTech Inc. (a)	6,863	68,150
Silgan Holdings Inc.	5,540	281,100
Simpson Manufacturing Co. Inc.	8,175	194,075
Solutia Inc. (a)	13,348	171,121
Spartech Corp.	6,477	61,078
Stepan Co.	1,373	62,636
Sterling Construction Company Inc. (a)	2,528	50,206
Stillwater Mining Co. (a)	8,958	105,973
Stratus Properties Inc. (a)	1,357	23,598
Superior Essex Inc. (a)	4,356	194,408
Sutor Technology Group Ltd. (a)	1,659	11,729
Symyx Technologies Inc. (a)	7,428	51,847
Tejon Ranch Co. (a)	2,443	88,095
Texas Industries Inc.	5,135	288,228
The Andersons Inc.	3,975	161,822
Thomas Properties Group Inc.	5,229	51,453
Tredegar Corp.	5,292	77,792
Trex Co. Inc. (a)	3,325	39,002
TriMas Corp. (a)	2,706	16,209
Ultralife Corp. (a)	2,749	29,387
Unifi Inc. (a)	9,869	24,870
United States Lime & Minerals Inc. (a)	389	15,393
Universal Forest Products Inc.	3,647	109,264
Universal Stainless & Alloy Products Inc. (a)	1,469	54,412
Uranium Resources Inc. (a)	10,501	38,749
U.S. Concrete Inc. (a)	8,711	41,464
USEC Inc. (a)	24,413	148,431
Valence Technology Inc. (a)	11,109	49,213
Verso Paper Corp. (a)	3,062	25,905
VSE Corp.	876	24,090
Watsco Inc.	5,132	214,518
Wausau Paper Corp.	9,677	74,610
Westlake Chemical Corp.	4,205	62,486
Worthington Industries Inc.	14,138	289,829
WR Grace & Co. (a)	15,845	372,199
Xerium Technologies Inc.	4,525	17,919
Zoltek Companies Inc. (a)	6,044	146,567

		21,388,098

Oil & Gas (7.80%)
Abraxas Petroleum Corp. (a)	9,202	49,783
Akeena Solar Inc. (a)	4,569	25,678
Allis-Chalmers Energy Inc. (a)	6,151	109,488
Alon USA Energy Inc.	2,813	33,643
American Oil & Gas Inc. (a)	8,032	31,485
APCO Argentina Inc.	841	24,347
Approach Resources Inc. (a)	2,016	54,009
Arena Resources Inc. (a)	7,724	407,982
ATP Oil & Gas Corp. (a)	6,104	240,925
Aventine Renewable Energy Holdings Inc. (a)	6,323	27,821
Basic Energy Services Inc. (a)	9,064	285,516
Berry Petroleum Co.	9,381	552,353
Bill Barrett Corp. (a)	8,049	478,191
BMB Munai Inc. (a)	8,181	48,595
Bois d’Arc Energy Inc. (a)	4,260	103,561
Bolt Technology Corp. (a)	1,889	42,635
BPZ Resources Inc. (a)	13,167	387,110

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Oil & Gas (Cont.)
Brigham Exploration Co. (a)	10,107	$159,994
Bronco Drilling Co. Inc. (a)	5,767	105,997
Callon Petroleum Co. (a)	4,552	124,543
Cano Petroleum Inc. (a)	8,489	67,403
Capstone Turbine Corp. (a)	31,970	133,954
CARBO Ceramics Inc.	4,511	263,217
Carrizo Oil & Gas Inc. (a)	6,005	408,880
Cheniere Energy Inc. (a)	10,644	46,514
Clayton Williams Energy Inc. (a)	1,187	130,511
Clean Energy Fuels Corp. (a)	4,779	54,911
Complete Production Services Inc. (a)	10,548	384,158
Comstock Resources Inc. (a)	10,011	845,229
Concho Resources Inc. (a)	10,937	407,950
Contango Oil & Gas Co. (a)	2,887	268,260
CVR Energy Inc. (a)	5,049	97,193
Dawson Geophysical Co. (a)	1,697	100,904
Delek US Holdings Inc.	2,909	26,792
Delta Petroleum Corp. (a)	13,658	348,552
Double Eagle Petroleum Co. (a)	1,787	32,577
Dril-Quip Inc. (a)	6,797	428,211
Endeavour International Corp. (a)	24,933	54,105
Energy Partners Ltd. (a)	7,006	104,529
Energy XXI Bermuda Ltd. (a)	15,305	105,911
Evergreen Solar Inc. (a)	23,241	225,205
EXCO Resources Inc. (a)	16,361	603,884
Flotek Industries Inc. (a)	4,793	98,832
FuelCell Energy Inc. (a)	15,057	106,905
FX Energy Inc. (a)	9,399	49,533
Gasco Energy Inc. (a)	20,567	85,353
GeoGlobal Resources Inc. (a)	8,298	17,675
Geokinetics Inc. (a)	1,051	19,034
Geomet Inc. (a)	3,972	37,655
GeoResources Inc. (a)	1,202	22,141
GMX Resources Inc. (a)	3,216	238,306
Goodrich Petroleum Corp. (a)	4,419	366,423
Gran Tierra Energy Inc. (a)	20,963	167,075
GreenHunter Energy Inc. (a)	937	12,799
Grey Wolf Inc. (a)	39,303	354,906
Gulf Island Fabrication Inc.	2,673	130,790
Gulfport Energy Corp. (a)	5,755	94,785
Harvest Natural Resources Inc. (a)	7,698	85,140
Hornbeck Offshore Services Inc. (a)	5,093	287,805
Houston American Energy Corp. (a)	3,263	36,611
ION Geophysical Corp. (a)	18,581	324,238
James River Coal Co. (a)	5,565	326,610
Lufkin Industries Inc.	3,249	270,577
Matrix Service Co. (a)	5,709	131,649
McMoRan Exploration Co. (a)	11,088	305,142
Meridian Resource Corp. (a)	17,737	52,324
Mitcham Industries Inc. (a)	2,146	36,654
NATCO Group Inc. (a)	4,393	239,550
National Coal Corp. (a)	5,629	49,929
Natural Gas Services Group (a)	2,653	80,863
Newpark Resources Inc. (a)	19,731	155,086
Northern Oil and Gas Inc. (a)	4,301	57,117
Oilsands Quest Inc. (a)	36,236	235,534
Pacific Ethanol Inc. (a)	9,909	17,935
Panhandle Oil & Gas Inc.	1,605	54,345
Parallel Petroleum Corp. (a)	9,089	182,962
Parker Drilling Co. (a)	24,814	248,388
Penn Virginia Corp.	9,140	689,339
Petrocorp Inc. (a) (b)	745	0
Petroleum Development Corp. (a)	3,263	216,957
Petroquest Energy Inc. (a)	9,529	256,330
Pioneer Drilling Co. (a)	10,938	205,744
Plug Power Inc. (a)	17,557	41,259
PowerSecure International Inc. (a)	3,699	26,855
PrimeEnergy Corp. (a)	201	11,153
Quest Resource Corp. (a)	4,393	50,124
RAM Energy Resources Inc. (a)	7,900	49,770
Rex Energy Corp. (a)	3,679	97,126
Rosetta Resources Inc. (a)	11,300	322,050
RPC Inc.	6,496	109,133
Stone Energy Corp. (a)	6,256	412,333
SulphCo Inc. (a)	11,658	26,464
Superior Well Services Inc. (a)	3,625	114,949
Swift Energy Co. (a)	6,711	443,329
T-3 Energy Services Inc. (a)	2,741	217,827
Teekay Tankers Ltd. Class A	3,042	70,605
Tetra Tech Inc. (a)	12,930	292,477
Toreador Resources Corp. (a)	3,701	31,569
Tri-Valley Corp. (a)	4,911	36,489
Trico Marine Services Inc. (a)	2,784	101,393
TXCO Resources Inc. (a)	7,692	90,458
Union Drilling Inc. (a)	3,080	66,774
U.S. Geothermal Inc. (a)	13,576	39,913
VAALCO Energy Inc. (a)	13,284	112,515
Venoco Inc. (a)	4,444	103,145
W-H Energy Services Inc. (a)	6,800	651,032
Warren Resources Inc. (a)	12,801	187,919
Western Refining Inc.	6,553	77,587
Westmoreland Coal Co. (a)	2,081	43,930
Willbros Group Inc. (a)	8,534	373,874

		18,983,599

Technology (13.50%)
3Com Corp (a)	88,568	187,764
3D Systems Corp. (a)	3,684	34,998
3PAR Inc. (a)	5,969	46,797
ACI Worldwide Inc. (a)	7,497	131,872
Acme Packet Inc. (a)	5,956	46,219
Actel Corp. (a)	5,550	93,518
Actuate Corp. (a)	13,267	51,874
Acxiom Corp.	13,417	154,161
Adaptec Inc. (a)	26,539	84,925

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Adtran Inc.	12,342	$294,233
Advanced Analogic Technologies Inc. (a)	10,005	41,321
Advanced Battery Technologies Inc. (a)	9,103	52,524
Agilysys Inc.	4,990	56,587
American Reprographics Co. (a)	7,995	133,117
American Science & Engineering Inc.	1,994	102,751
American Software Inc. Class A	4,929	27,800
Amkor Technology Inc. (a)	23,948	249,299
ANADIGICS Inc. (a)	13,989	137,792
Anaren Inc. (a)	3,472	36,699
Anixter International Inc. (a)	6,563	390,433
Ansoft Corp. (a)	3,180	115,752
Applied Micro Circuits Corp. (a)	14,723	126,029
Applied Signal Technology Inc.	2,758	37,674
ArcSight Inc. (a)	1,430	12,584
Ariba Inc. (a)	18,782	276,283
Art Technology Group Inc. (a)	28,418	90,938
Aruba Networks Inc. (a)	11,470	59,988
AsiaInfo Holdings Inc. (a)	7,602	89,856
Atheros Communications (a)	13,037	391,110
AuthenTec Inc. (a)	5,493	57,237
Avanex Corp. (a)	44,194	49,939
Avid Technology Inc. (a)	6,630	112,644
Avocent Corp. (a)	9,956	185,182
BearingPoint Inc. (a)	47,770	38,694
Bel Fuse Inc.	2,600	64,246
Benchmark Electronics Inc. (a)	14,828	242,290
BigBand Networks Inc. (a)	7,200	34,056
Black Box Corp.	3,846	104,573
Blackbaud Inc.	9,824	210,234
Blackboard Inc. (a)	6,796	259,811
Blue Coat Systems Inc. (a)	7,272	102,608
Bookham Inc. (a)	22,078	37,312
Bottomline Technologies Inc. (a)	4,908	47,755
CACI International Inc. (a)	6,617	302,860
Callidus Software Inc. (a)	6,597	32,985
Cavium Networks Inc. (a)	6,650	139,650
Cbeyond Inc. (a)	5,256	84,201
CEVA Inc. (a)	4,410	35,148
Checkpoint Systems Inc. (a)	8,712	181,907
China Fire & Security Group Inc. (a)	3,062	24,649
China Information Security Technology Inc. (a)	5,014	28,379
China Security & Surveillance Technology Inc. (a)	5,897	79,492
Chordiant Software Inc. (a)	6,542	32,710
Ciber Inc. (a)	11,765	73,061
Cirrus Logic Inc. (a)	14,264	79,308
CMGI Inc. (a)	10,924	115,794
Cogent Communications Group Inc. (a)	10,511	140,847
Cogent Inc. (a)	8,911	101,318
Cogo Group Inc. (a)	5,648	51,453
Coherent Inc. (a)	5,188	155,069
Coleman Cable Inc. (a)	1,615	16,667
Commvault Systems Inc. (a)	9,390	156,250
Compellent Technologies Inc. (a)	3,093	35,075
comScore Inc. (a)	3,945	86,080
COMSYS IT Partners Inc. (a)	3,725	33,972
Comtech Telecommunications Corp. (a)	5,320	260,680
Comverge Inc. (a)	4,786	66,908
Concur Technologies Inc. (a)	9,468	314,622
Constant Contact Inc. (a)	4,460	84,071
CPI International Inc. (a)	2,080	25,584
Cray Inc. (a)	7,541	34,990
CSG Systems International Inc. (a)	7,866	86,683
Cubic Corp.	3,419	76,175
Daktronics Inc.	7,201	145,244
Data Domain Inc. (a)	7,256	169,282
DealerTrack Holdings Inc. (a)	9,362	132,098
Deltek Inc. (a)	2,751	20,853
DemandTec Inc. (a)	4,299	32,285
Digi International Inc. (a)	5,725	44,941
Digimarc Corp. (a)	4,437	62,828
Digital River Inc. (a)	8,157	314,697
Diodes Inc. (a)	6,434	177,836
DivX Inc. (a)	5,905	43,343
Double-Take Software Inc. (a)	3,787	52,033
DSP Group Inc. (a)	5,341	37,387
Eagle Test Systems Inc. (a)	3,033	33,970
Ebix Inc. (a)	444	34,508
Echelon Corp. (a)	6,506	70,915
Electronics for Imaging Inc. (a)	11,999	175,185
EMS Technologies Inc. (a)	3,468	75,741
Emulex Corp. (a)	18,539	215,979
Ener1 Inc. (a)	7,877	58,447
EnergySolutions Inc.	7,293	162,999
Entropic Communications Inc. (a)	1,996	9,481
Entrust Inc. (a)	13,426	39,472
Epicor Software Corp. (a)	13,021	89,975
EPIQ Systems Inc. (a)	7,762	110,220
Exar Corp. (a)	8,208	61,888
Excel Technology Inc. (a)	2,387	53,278
Extreme Networks Inc. (a)	25,522	72,482
FalconStor Software Inc. (a)	8,374	59,288
Finisar Corp. (a)	67,787	80,667
Formfactor Inc. (a)	10,725	197,662
Foundry Networks Inc. (a)	32,053	378,866
Gartner Inc. (a)	13,012	269,609
GeoEye Inc. (a)	3,948	69,919
Gerber Scientific Inc. (a)	5,396	61,406
Globecomm Systems Inc. (a)	4,418	36,493
Guidance Software Inc. (a)	2,035	19,434
Hackett Group Inc. (a)	9,027	51,815
Harmonic Inc. (a)	20,675	196,619
Harris Stratex Networks Inc. Class A (a)	5,618	53,315
Herley Industries Inc. (a)	2,959	39,296

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Hittite Microwave Corp. (a)	4,291	$152,845
Hughes Communications Inc. (a)	1,575	77,317
Hutchinson Technology Inc. (a)	5,357	71,998
Hypercom Corp. (a)	11,708	51,515
i2 Technologies Inc. (a)	3,492	43,406
ICx Technologies Inc. (a)	2,993	21,849
iGate Corp. (a)	4,500	36,585
II-VI Inc. (a)	5,363	187,276
Imation Corp.	6,564	150,447
Immersion Corp. (a)	6,848	46,635
Informatica Corp. (a)	19,447	292,483
Integral Systems Inc.	1,862	72,059
Interactive Intelligence Inc. (a)	3,042	35,409
Intermec Inc. (a)	13,524	285,086
Internet Brands Inc. (a)	4,853	32,175
Internet Capital Group Inc. (a)	8,492	65,643
InterVoice Inc. (a)	8,226	46,888
Interwoven Inc. (a)	9,999	120,088
IPG Photonics Corp. (a)	4,217	79,322
iRobot Corp. (a)	3,923	53,902
Isilon Systems Inc. (a)	5,384	23,905
Ixia (a)	9,657	67,116
IXYS Corp. (a)	5,453	65,109
j2 Global Communications Inc. (a)	9,980	229,540
Jack Henry & Associates Inc.	16,511	357,298
JDA Software Group Inc. (a)	5,649	102,247
Kemet Corp. (a)	18,425	59,697
Keynote Systems Inc. (a)	3,178	40,933
Kopin Corp. (a)	15,119	43,392
L-1 Identity Solutions Inc. (a)	14,299	190,463
LaBarge Inc. (a)	2,670	34,710
Lantronix Inc. Warrants (a) (b)	73	0
Lattice Semiconductor Corp. (a)	25,275	79,111
Lawson Software Inc. (a)	27,705	201,415
Limelight Networks Inc. (a)	6,300	24,066
Loral Space & Communications Inc. (a)	2,658	46,834
Macrovision Solutions Corp. (a)	18,115	271,000
Magma Design Automation Inc. (a)	9,274	56,293
Manhattan Associates Inc. (a)	5,471	129,827
ManTech International Corp. (a)	4,509	216,973
Maxwell Technologies Inc. (a)	3,998	42,459
Mentor Graphics Corp. (a)	19,942	315,084
Mercadolibre Inc. (a)	5,596	193,006
Mercury Computer Systems Inc. (a)	4,775	35,956
Methode Electronics Inc.	8,339	87,143
Micrel Inc.	11,154	102,059
MICROS Systems Inc. (a)	17,897	545,680
Microsemi Corp. (a)	17,279	435,085
MicroStrategy Inc. (a)	2,013	130,342
Microtune Inc. (a)	12,142	42,011
Microvision Inc. (a)	12,432	34,188
MIPS Technologies Inc. (a)	9,823	36,836
Monolithic Power Systems Inc. (a)	5,730	123,883
Monotype Imaging Holdings Inc. (a)	3,300	40,194
MRV Communications Inc. (a)	35,334	42,047
MSC.Software Corp. (a)	9,866	108,329
MTS Systems Corp.	3,851	138,174
Multi-Fineline Electronix Inc. (a)	2,048	56,668
NCI Inc. (a)	1,424	32,581
Ness Technologies Inc. (a)	8,607	87,103
Netezza Corp. (a)	8,657	99,382
Netgear Inc. (a)	7,760	107,554
Netlogic Microsystems Inc. (a)	3,754	124,633
NetScout Systems Inc. (a)	6,464	69,036
NetSuite Inc. (a)	1,482	30,337
Newport Corp. (a)	7,901	89,992
Nextwave Wireless Inc. (a)	10,619	42,901
Novatel Wireless Inc. (a)	7,111	79,145
NVE Corp. (a)	1,016	32,167
Omniture Inc. (a)	13,706	254,520
Omnivision Technologies Inc. (a)	11,645	140,788
OpenTV Corp. Class A (a)	18,441	24,158
Oplink Communications Inc. (a)	4,561	43,786
OPNET Technologies Inc. (a)	2,883	25,947
Optium Corp. (a)	3,089	22,488
OSI Systems Inc. (a)	3,479	74,520
PAETEC Holding Corp. (a)	27,142	172,352
Palm Inc.	23,545	126,908
Parametric Technology Corp. (a)	25,303	421,801
Park Electrochemical Corp.	4,468	108,617
PC-Tel Inc.	4,573	43,855
Pegasystems Inc.	3,160	42,534
Pericom Semiconductor Corp. (a)	4,849	71,959
Perot Systems Corp. (a)	19,000	285,190
Phoenix Technologies Ltd. (a)	6,035	66,385
Plexus Corp. (a)	9,320	257,978
PLX Technology Inc. (a)	6,334	48,328
PMC-Sierra Inc. (a)	48,056	367,628
Polycom Inc. (a)	19,238	468,638
Power Integrations Inc. (a)	6,678	211,092
Progress Software Corp. (a)	9,123	233,275
PROS Holdings Inc. (a)	2,817	31,635
QAD Inc.	2,688	18,198
Quantum Corp. (a)	45,082	60,861
Quest Software Inc. (a)	15,893	235,375
Rackable Systems Inc. (a)	6,504	87,154
Radiant Systems Inc. (a)	6,065	65,077
Radisys Corp. (a)	5,036	45,626
RealNetworks Inc. (a)	20,392	134,587
RF Micro Devices Inc. (a)	57,781	167,565
RightNow Technologies Inc. (a)	6,101	83,401
Rimage Corp. (a)	2,095	25,957
Riverbed Technology Inc. (a)	12,317	168,989
Rogers Corp. (a)	3,938	148,029
Rubicon Technology Inc. (a)	2,906	59,050
S1 Corp. (a)	11,074	83,830

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Technology (Cont.)
Safeguard Scientifics Inc. (a)	27,888	$34,581
Sanmina-SCI Corp. (a)	116,602	149,251
Sapient Corp. (a)	19,278	123,765
SAVVIS Inc. (a)	8,250	106,507
ScanSource Inc. (a)	5,771	154,432
SeaChange International Inc. (a)	6,767	48,452
Secure Computing Corp. (a)	11,603	48,036
Semtech Corp. (a)	13,560	190,789
SI International Inc. (a)	2,911	60,956
Sigma Designs Inc. (a)	5,833	81,020
Silicon Image Inc. (a)	16,114	116,826
Silicon Storage Technology Inc. (a)	19,095	52,893
SiRF Technology Holdings Inc. (a)	13,448	58,095
Skyworks Solutions Inc. (a)	35,815	353,494
Smart Modular Technologies (WWH) Inc. (a)	10,040	38,453
Smith Micro Software Inc. (a)	6,799	38,754
Solera Holdings Inc. (a)	11,336	313,554
SonicWALL Inc. (a)	13,461	86,823
Sonus Networks Inc. (a)	44,819	153,281
Sourcefire Inc. (a)	4,382	33,873
Spansion Inc. Class A (a)	27,983	62,962
SPSS Inc. (a)	3,920	142,570
SRA International Inc. (a)	9,341	209,799
Standard Microsystems Corp. (a)	4,997	135,669
Stanley Inc. (a)	1,937	64,928
Starent Networks Corp. (a)	6,528	82,122
STEC Inc. (a)	6,899	70,853
Stratasys Inc. (a)	4,529	83,605
SuccessFactors Inc. (a)	5,013	54,892
Super Micro Computer Inc. (a)	4,843	35,741
Supertex Inc. (a)	2,456	57,323
SupportSoft Inc. (a)	10,133	32,932
Switch & Data Facilities Co. (a)	4,503	76,506
Sybase Inc. (a)	17,422	512,555
Sycamore Networks Inc. (a)	41,989	135,205
Sykes Enterprises Inc. (a)	7,308	137,829
Synaptics Inc. (a)	4,996	188,499
Synchronoss Technologies Inc. (a)	4,810	43,434
Syniverse Holdings Inc. (a)	11,271	182,590
SYNNEX Corp. (a)	3,819	95,819
Syntel Inc.	2,831	95,461
Taleo Corp. (a)	4,947	96,912
TechTarget (a)	3,046	32,166
Techwell Inc. (a)	3,392	41,789
Tekelec (a)	14,326	210,735
TeleCommunication Systems Inc.
Class A (a)	7,369	34,118
Terremark Worldwide Inc. (a)	11,595	63,309
TerreStar Corp. (a)	12,747	50,733
Tessera Technologies Inc. (a)	10,622	173,882
TIBCO Software Inc. (a)	40,965	313,382
Transmeta Corp. (a)	2,662	36,762
Trident Microsystems Inc. (a)	13,375	48,819
TriQuint Semiconductor Inc. (a)	31,487	190,811
TriZetto Group Inc. (a)	9,559	204,371
TTM Technologies Inc. (a)	9,372	123,804
Tyler Technologies Inc. (a)	8,346	113,255
Ultimate Software Group Inc. (a)	5,412	192,830
Unica Corp. (a)	3,054	24,554
Universal Display Corp. (a)	6,346	78,183
UTStarcom Inc. (a)	24,256	132,680
Varian Inc. (a)	6,489	331,328
VASCO Data Security International Inc. (a)	5,668	59,684
VeriFone Holdings Inc. (a)	15,006	179,322
ViaSat Inc. (a)	5,562	112,408
Vignette Corp. (a)	5,805	69,660
Virtusa Corp. (a)	1,924	19,490
Vocus Inc. (a)	3,527	113,464
Volterra Semiconductor Corp. (a)	5,564	96,035
Vonage Holdings Corp. (a)	12,878	21,377
Websense Inc. (a)	9,913	166,935
Website Pros Inc. (a)	6,057	50,455
Wind River Systems Inc. (a)	15,815	172,225
Zoran Corp. (a)	11,375	133,087

		32,878,430

Telecommunications (0.98%)
Airvana Inc. (a)	5,273	28,263
Alaska Communications Systems Group Inc.	9,509	113,537
Atlantic Tele-Network Inc.	2,074	57,056
Centennial Communications Corp. (a)	14,785	103,347
Cincinnati Bell Inc. (a)	53,607	213,356
Consolidated Communications Holdings Inc.	5,131	76,401
FairPoint Communications Inc.	19,550	140,956
FiberTower Corp. (a)	26,354	36,896
General Communication Inc. Class A (a)	9,939	68,281
Global Crossing Ltd. (a)	5,749	103,137
Globalstar Inc. (a)	9,174	25,962
Hungarian Telephone & Cable Corp. (a)	1,050	19,152
iBasis Inc.	6,638	21,773
ICO Global Communications Holdings Ltd. (a)	22,719	74,064
IDT Corp. Class B (a)	10,343	17,583
Infinera Corp. (a)	20,381	179,760
Iowa Telecommunications Services Inc.	7,019	123,605
iPCS Inc. (a)	3,864	114,490
Neutral Tandem Inc. (a)	3,653	63,928
NTELOS Holdings Corp.	6,565	166,554
Orbcomm Inc. (a)	6,927	39,484
Premiere Global Services Inc. (a)	13,587	198,098
RCN Corp. (a)	8,263	89,075

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Telecommunications (Cont.)
Rural Cellular Corp. Class A (a)	2,959	$131,705
Shenandoah Telecommunications Co.	5,164	67,235
ShoreTel Inc. (a)	9,491	41,950
USA Mobility Inc. (a)	5,405	40,808
Virgin Mobile USA Inc. (a)	7,410	20,378

		2,376,834

	Shares or principal amount	Value
Utilities & Energy (4.14%)
Allete Inc.	5,753	$241,626
American States Water Co.	3,787	132,318
Aquila Inc. (a)	82,617	311,466
Atlas America Inc.	7,581	341,524
Avista Corp.	11,655	250,116
Black Hills Corp.	8,438	270,522
California Water Service Group	4,309	141,206
Central Vermont Public Service Corp.	2,381	46,120
CH Energy Group Inc.	3,409	121,258
Chesapeake Utilities Corp.	1,492	38,374
Cleco Corp.	13,226	308,563
Connecticut Water Service Inc.	1,843	41,283
Consolidated Water Co. Ltd.	3,263	64,607
Crosstex Energy Inc.	8,836	306,256
El Paso Electric Co. (a)	9,835	194,733
Empire District Electric Co.	7,414	137,456
EnergySouth Inc.	1,643	80,606
EnerNOC Inc. (a)	2,118	38,018
Evergreen Energy Inc. (a)	19,975	34,757
Headwaters Inc. (a)	9,220	108,519
Idacorp Inc.	9,939	287,138
International Coal Group Inc. (a)	27,945	364,682
ITC Holdings Corp.	10,861	555,106
Laclede Group Inc.	4,794	193,534
MGE Energy Inc.	4,851	158,240
Middlesex Water Co.	2,909	48,260
New Jersey Resources Corp.	9,212	300,772
Nicor Inc.	9,919	422,450
Northwest Natural Gas Co.	5,804	268,493
NorthWestern Corp.	8,562	217,646
Ormat Technologies Inc.	3,933	193,425
Otter Tail Corp.	6,603	256,395
Piedmont Natural Gas Co. Inc.	16,131	421,987
Pike Electric Corp. (a)	3,597	59,746
PNM Resources Inc.	16,899	202,112
Portland General Electric Co.	13,740	309,425
Rentech Inc. (a)	36,366	69,095
SJW Corp.	2,885	76,164
South Jersey Industries Inc.	6,531	243,998
Southwest Gas Corp.	9,508	282,673
Southwest Water Co.	5,522	55,330
tw telecom inc. (a)	32,327	518,202
UIL Holdings Corp.	5,576	163,990
Unisource Energy Corp.	7,584	235,180
VeraSun Energy Corp. (a)	22,518	92,999
Westar Energy Inc.	23,038	495,547
WGL Holdings Inc.	10,870	377,624

		10,079,541

Total Common Stocks
(cost $239,680,758)		230,919,134

Short-term Investments (4.43%)
U.S. Treasury Bill,
1.745%, 09/25/2008 (c)	$10,825,000	10,780,390

Total Short-term Investments
(cost $10,779,864)		10,780,390

TOTAL INVESTMENTS (99.26%)
(cost $250,460,622)		241,699,524
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.74%)		1,797,170

		$243,496,694

NET ASSETS (100.00%)

(a)	Non-income producing security.
(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	At June 30, 2008, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (98.47%) (a)

Australia (6.77%)
AGL Energy Ltd.	12,033	$164,832
Alumina Ltd.	31,914	144,874
Amcor Ltd.	25,724	124,620
AMP Ltd.	52,910	338,791
Aristocrat Leisure Ltd.	9,841	60,567
Asciano Group	15,292	50,866
Australia & New Zealand Banking Group Ltd.	53,980	970,161
Australian Stock Exchange	4,863	146,424
AXA Asia Pacific Holdings Ltd.	24,556	110,170
Babcock & Brown Ltd.	6,588	47,299
Bendigo and Adelaide Bank Ltd.	7,285	76,333
BHP Billiton Ltd.	93,253	3,968,875
Billabong International Ltd.	4,906	50,735
BlueScope Steel Ltd.	21,227	230,650
Boart Longyear Group	37,609	80,418
Boral Ltd.	17,910	97,020
Brambles Ltd.	39,941	334,303
Caltex Australia Ltd.	3,766	47,056
CFS Retail Property Trust	42,893	76,101
Coca-Cola Amatil Ltd.	14,114	94,850
Cochlear Ltd.	1,570	65,697
Commonwealth Bank of Australia	36,189	1,395,429
Computershare Ltd.	13,269	116,960
Crown Ltd.	12,695	113,060
CSL Ltd.	15,497	530,477
CSR Ltd.	27,982	65,637
Dexus Property Group	78,947	104,512
Fairfax Media Ltd.	31,836	89,436
Fortescue Metals Group Ltd. (b)	36,110	411,940
Foster’s Group Ltd.	55,486	269,742
Goodman Fielder Ltd.	35,178	47,381
Goodman Group	40,828	120,951
GPT Group	57,113	121,699
Harvey Norman Holdings Ltd.	13,901	41,178
Incitec Pivot Ltd.	1,513	267,907
Insurance Australia Group Ltd.	55,012	183,312
James Hardie Industries NV CDI	14,248	57,848
Leighton Holdings Ltd.	3,950	192,344
Lend Lease Corp. Ltd.	10,206	93,511
Lion Nathan Ltd.	7,514	61,588
Macquarie Airports	20,130	39,816
Macquarie Group Ltd.	7,765	361,503
Macquarie Infrastructure Group	63,594	141,498
Macquarie Office Trust	54,067	40,343
Metcash Ltd.	19,717	69,936
Mirvac Group	28,118	79,856
National Australia Bank Ltd.	45,626	1,158,512
Newcrest Mining Ltd.	12,650	351,074
Onesteel Ltd.	20,804	148,292
Orica Ltd.	8,611	241,689
Origin Energy Ltd.	24,277	375,603
Oxiana Ltd.	38,645	97,434
Oxiana Ltd. New (b)	42,822	107,144
Paladin Energy Ltd. (b)	15,743	96,120
Perpetual Ltd.	1,149	47,111
Qantas Airways Ltd.	27,618	80,482
QBE Insurance Group Ltd.	25,351	545,074
Rio Tinto Ltd.	7,787	1,007,538
Santos Ltd.	16,384	337,469
Sims Group Ltd.	3,988	159,385
Sonic Healthcare Ltd.	8,584	119,868
St George Bank Ltd.	15,134	393,317
Stockland	39,989	206,775
Suncorp-Metway Ltd.	26,671	334,217
Tabcorp Holding Ltd.	15,578	146,471
Tatts Group Ltd.	30,108	67,828
Telstra Corp. Ltd.	124,611	506,340
Toll Holdings Ltd.	15,292	88,488
Transurban Group	25,111	102,086
Wesfarmers Ltd.	17,730	633,571
Wesfarmers Ltd. PPS	4,287	154,577
Westfield Group	49,103	767,265
Westpac Banking Corp.	52,210	1,002,795
Woodside Petroleum Ltd.	13,515	873,557
Woolworths Ltd.	34,126	799,737
WorleyParsons Ltd.	4,140	150,007

		23,398,332

Austria (0.64%)
Andritz AG	1,140	71,885
Erste Bank der oesterreichischen Sparkassen AG	5,376	332,486
IMMOEAST AG (b)	11,849	104,786
Immofinanz Immobilien Anlagen AG	11,819	121,689
Meinl European Land Ltd. (b)	8,545	95,804
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	2,180	194,661
OMV AG	4,698	367,055
Raiffeisen International Bank Holding AG	1,512	192,101
Strabag SE	1,301	101,394
Telekom Austria AG	10,053	217,835
Vienna Insurance Group	960	63,391
VoestAlpine AG	3,319	271,611
Wienerberger AG	2,174	91,287

		2,225,985

Belgium (1.02%)
Belgacom SA	4,835	207,430
Colruyt SA	450	118,620
Compagnie Nationale a Portefeuille	1,139	85,540
Delhaize Group	2,798	187,405
Dexia SA	14,903	237,283

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Belgium (Cont.)
Fortis	58,048	$922,058
Groupe Bruxelles Lambert SA	2,303	274,159
InBev NV	5,187	358,634
KBC Ancora	861	75,236
KBC GROEP NV	4,322	477,759
Mobistar SA	948	76,521
Solvay SA	1,512	196,984
UCB SA	3,212	118,495
Umicore	3,495	171,896

		3,508,020

Denmark (1.03%)
A P Moller-Maersk A/S Class A	15	183,993
A P Moller-Maersk A/S Class B	31	379,597
Carlsberg A/S Class B	1,798	173,201
Coloplast A/S Class B	708	61,733
Danisco A/S	1,331	85,565
Danske Bank A/S	12,714	366,096
DSV A/S	5,800	138,366
FLSmidth & Co. A/S Class B (b)	1,512	165,992
Jyske Bank A/S (b)	1,562	93,161
Novo Nordisk A/S Class B	12,603	829,662
Novozymes A/S Class B	1,332	119,916
Rockwool International A/S B Shares	200	25,715
Sydbank A/S	1,850	70,311
Topdanmark A/S (b)	514	77,589
Trygvesta A/S	843	59,501
Vestas Wind Systems A/S (b)	5,203	677,415
William DeMant Holding (b)	658	43,342

		3,551,155

Finland (1.55%)
Cargotec Corp.	1,028	35,566
Elisa OYJ	4,269	89,099
Fortum OYJ	12,443	629,808
Kesko OYJ	1,815	58,401
Kone Corp. OYJ Class B	4,112	143,738
Metso OYJ	3,640	164,749
Neste Oil OYJ	3,730	109,325
Nokia OYJ	110,212	2,687,876
Nokian Renkaat OYJ	3,017	143,102
Orion OYJ Class B	2,451	48,855
Outokumpu OYJ	3,375	117,282
Pohjola Bank PLC	2,696	46,777
Rautaruukki OYJ	2,314	105,041
Sampo OYJ A Shares	12,454	312,852
SanomaWSOY OYJ (b)	2,121	46,986
Stora Enso OYJ R Shares	16,305	151,908
UPM-Kymmene OYJ	14,893	242,665
Wartsila OYJ Class B	2,362	147,489
YIT OYJ	3,407	85,076

		5,366,595

France (10.61%)
Accor SA	5,528	367,224
Aeroports de Paris (ADP)	673	62,983
Air France-KLM	3,523	84,033
Air Liquide SA	6,844	901,042
Alcatel-Lucent (b)	65,933	398,027
Alstom	2,914	668,196
ArcelorMittal	24,167	2,375,003
Atos Origin SA	1,969	108,461
AXA	43,214	1,273,335
BNP Paribas	22,718	2,045,002
Bouygues	6,864	452,864
Bureau Veritas SA	1,126	66,889
Cap Gemini SA	3,892	228,178
Carrefour SA	17,651	994,947
Casino Guichard Perrachon SA	1,199	135,402
Christian Dior SA	1,442	148,708
CNP Assurances	992	111,845
Compagnie de Saint-Gobain	7,890	488,632
Compagnie Generale de Geophysique-Veritas (b)	3,660	172,800
Compagnie Generale des Etablissements Michelin Class B	4,088	292,316
Credit Agricole SA	25,029	508,105
Dassault Systemes SA	1,552	94,217
Eiffage SA (b)	1,005	68,879
Electricite de France	5,573	527,934
Eramet (b)	143	142,067
Essilor International SA	5,449	332,384
Eurazeo	713	75,838
European Aeronautic Defence and Space Co.	9,317	175,545
Eutelsat Communications	2,380	66,288
France Telecom SA	50,651	1,485,442
Gaz de France	5,509	352,732
Gecina SA	342	41,333
Groupe DANONE	12,268	858,441
Hermes International SCA	1,949	306,028
ICADE	551	64,309
Imerys SA	948	68,456
JC Decaux SA (b)	1,816	46,033
Klepierre	1,968	98,662
L’Oreal SA	6,645	720,757
Lafarge SA	4,137	630,839
Lagardere SCA	3,553	200,988
Legrand SA	2,615	65,803
LVMH Moet Hennessy Louis Vuitton SA	6,857	715,299
M6 Metropole Television	1,858	39,979
Natixis	11,879	130,762

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

France (Cont.)
Neopost SA	924	$97,417
PagesJaunes Groupe	3,355	49,071
Pernod Ricard SA	4,553	464,610
Peugeot SA	4,351	235,006
PPR SA	2,189	241,649
Publicis Groupe SA	4,057	130,897
Renault SA	5,194	422,721
Safran SA	4,878	94,083
Sanofi-Aventis	28,377	1,885,617
Schneider Electric SA	6,228	669,996
SCOR SE	5,075	115,557
SES FDR	8,403	212,268
Societe BIC SA	720	37,588
Societe Generale	12,885	1,117,115
Societe Television Francaise 1	3,413	56,817
Sodexo	2,693	176,175
STMicroelectronics NV	19,301	199,680
Suez SA	29,219	1,980,681
Technip SA	2,907	268,256
Thales SA	2,430	138,223
Total SA	59,934	5,101,480
Unibail-Rodamco	2,272	525,555
Valeo SA	1,979	63,343
Vallourec SA	1,473	515,151
Veolia Environnement	10,479	585,012
Vinci SA	11,624	709,806
Vivendi	32,750	1,234,880
Wendel	740	75,265
Zodiac SA	1,102	50,415

		36,647,341

Germany (8.64%)
Adidas AG	5,652	355,922
Allianz SE Reg.	12,528	2,203,712
Arcandor AG (b)	1,895	22,060
BASF SE	26,882	1,852,743
Bayer AG	21,238	1,786,926
Bayerische Motoren Werke (BMW) AG	9,183	441,211
Beiersdorf AG	2,512	184,419
Bilfinger Berger AG	1,074	93,130
Celesio AG	2,376	85,817
Commerzbank AG	17,666	524,818
Continental AG	4,292	441,770
Daimler AG	25,404	1,575,702
Deutsche Bank AG Reg.	13,930	1,202,503
Deutsche Boerse AG	5,640	637,546
Deutsche Lufthansa AG Reg.	6,177	133,088
Deutsche Post AG	23,606	616,331
Deutsche Postbank AG	2,343	205,982
Deutsche Telekom AG	78,584	1,288,007
E.On AG	17,585	3,544,150
Fraport AG	1,039	70,505
Fresenius Medical Care AG & Co. KGaA	5,352	294,879
Fresenius SE	745	64,490
GEA Group AG	4,452	157,188
Hamburger Hafen und Logistik AG	703	54,605
Hannover Rueckversicherung AG Reg.	1,818	89,551
HeidelbergCement AG	682	98,970
Henkel KGaA	3,668	137,539
Hochtief AG	1,190	120,707
Hypo Real Estate Holding AG	1,418	39,898
Hypo Real Estate Holding AG (c)	4,256	135,999
Infineon Technologies AG (b)	21,306	184,926
IVG Immobilien AG	2,488	49,044
K+S Group AG	1,035	595,911
Linde AG	3,667	515,068
MAN AG	2,909	322,563
Merck KGaA	1,830	260,046
Metro AG	3,177	202,675
Muenchener Rueckversicherungs
Gesellschaft AG Reg.	5,843	1,024,825
Puma AG	182	60,950
Q-Cells AG (b)	1,688	170,996
Rheinmetall AG	969	69,947
RWE AG	12,258	1,547,643
Salzgitter AG	1,164	213,230
SAP AG	23,998	1,255,991
Siemens AG	24,069	2,668,288
Solarworld AG	2,412	114,781
ThyssenKrupp AG	10,130	635,500
TUI AG (b)	6,201	143,552
United Internet AG Reg.	3,537	69,722
Volkswagen AG	4,057	1,171,857
Wacker Chemie AG	429	89,622

		29,827,305

Greece (0.66%)
Alpha Bank AE	10,159	307,548
Coca-Cola Hellenic Bottling Co. SA	4,455	121,208
EFG Eurobank Ergasias	8,697	207,081
Hellenic Petroleum SA	3,019	41,448
Hellenic Telecommunications Organization SA	8,069	203,268
Marfin Investment Group SA (b)	18,276	144,449
National Bank of Greece SA	13,460	605,791
OPAP SA	6,370	222,879
Piraeus Bank SA	8,846	240,755
Public Power Corp. SA	3,759	130,381
Titan Cement Co. SA	1,660	65,921

		2,290,729

Hong Kong (2.13%)
ASM Pacific Technology	4,500	34,011
Bank of East Asia Ltd.	40,205	218,593
BOC Hong Kong Holdings Ltd.	105,000	278,326

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Hong Kong (Cont.)
C C Land Holdings Ltd.	27,000	$16,794
Cathay Pacific Airways Ltd.	21,000	39,998
Cheung Kong Holdings Ltd.	39,000	527,398
Cheung Kong Infrastructure Holdings Ltd.	12,000	50,846
Chinese Estates Holdings Ltd.	16,000	24,651
CITIC International Financial Holdings Ltd. (b)	69,000	52,653
CLP Holdings Ltd.	57,283	491,248
Esprit Holdings Ltd.	29,500	307,169
Foxconn International Holdings Ltd. (b)	61,000	59,144
Hang Lung Group Ltd.	24,000	107,041
Hang Lung Properties Ltd.	58,000	186,201
Hang Seng Bank Ltd.	21,774	459,739
Henderson Land Development Co. Ltd.	29,926	187,105
Hong Kong & China Gas Co. Ltd.	114,605	272,710
Hong Kong Aircraft Engineering Co. Ltd.	2,000	30,845
Hong Kong Exchanges & Clearing Ltd.	28,500	417,488
Hongkong Electric Holdings Ltd.	37,500	224,388
Hopewell Holdings	16,000	56,876
Hutchison Telecommunications International Ltd. (b)	46,000	65,139
Hutchison Whampoa Ltd.	60,210	607,176
Hysan Development Co. Ltd.	17,000	46,781
Kerry Properties Ltd.	18,000	94,664
Kingboard Chemicals Holdings Ltd.	16,000	73,877
Lee & Man Paper Manufacturing Ltd.	12,000	17,903
Li & Fung Ltd.	63,000	190,100
Lifestyle International Holdings Ltd.	19,000	26,707
Link REIT	60,000	136,713
Mongolia Energy Corp. Ltd. (b)	95,000	183,975
MTR Corp.	40,000	126,019
New World Development Co. Ltd.	67,800	138,487
NWS Holdings Ltd.	23,000	60,061
Orient Overseas International Ltd.	6,600	33,057
Pacific Basin Shipping Ltd.	35,000	50,081
PCCW Ltd.	123,000	74,493
Shangri-La Asia Ltd.	38,271	89,671
Shun Tak Holdings Ltd.	34,000	31,832
Sino Land Co. Ltd.	42,000	83,586
Sun Hung Kai Properties Ltd.	39,000	530,169
Swire Pacific Ltd. Class A	23,000	235,424
Television Broadcasts Ltd.	8,000	46,209
Wharf Holdings Ltd.	39,503	165,385
Wheelock and Co. Ltd.	26,000	69,860
Wing Hang Bank Ltd.	5,500	72,838
Wing Lung Bank Ltd.	2,200	43,141
Yue Yuen Industrial Holdings Ltd.	15,500	36,826

		7,373,398

Ireland (0.58%)
Allied Irish Banks PLC	24,395	375,949
Anglo Irish Bank Corp. PLC	20,760	193,639
Bank of Ireland	27,794	239,730
CRH PLC	15,344	445,951
Elan Corp. PLC (b)	13,286	469,882
Irish Life & Permanent PLC	7,589	78,091
Kerry Group PLC Class A	3,471	102,454
Ryanair Holdings PLC (b)	18,704	82,456
Smurfit Kappa Group PLC	3,184	25,956

		2,014,108

Italy (3.73%)
A2A SpA	31,700	116,166
Alleanza Assicurazioni SpA	12,056	130,405
Assicurazioni Generali SpA	29,019	1,109,059
Atlantia SpA	7,280	220,414
Autogrill SpA (b)	3,167	38,020
Banca Carige SpA	15,801	55,851
Banca Monte Dei Paschi di Siena SpA	50,953	144,321
Banca Popolare di Milano Scarl	11,828	110,991
Banco Popolare Societa Cooperativa	18,436	325,696
Bulgari SpA	4,232	42,543
Enel SpA	121,121	1,149,002
ENI SpA	73,363	2,725,455
Fiat SpA	20,177	328,419
Finmeccanica SpA	8,476	221,613
Fondiaria Sai SpA	2,180	71,843
IFIL Investments SpA	9,234	60,044
Intesa Sanpaolo	216,550	1,231,051
Intesa Sanpaolo RNC (b)	26,794	138,065
Italcementi SpA	2,020	33,585
Italcementi SpA RNC	1,680	19,574
Lottomatica SpA	1,829	54,685
Luxottica Group SpA	3,880	90,551
Mediaset SpA	21,311	140,164
Mediobanca SpA	13,878	235,982
Mediolanum SpA	7,055	29,352
Parmalat SpA	44,332	115,865
Pirelli & Co. SpA	85,023	58,332
Prysmian SpA (b)	2,396	60,698
Saipem SpA	7,262	339,408
Snam Rete Gas SpA	18,381	125,292
Telecom Italia RNC SpA	174,119	281,093
Telecom Italia SpA	277,256	554,538
Terna - Rete Elettrica Nationale SpA	34,180	144,435
UniCredit SpA	313,032	1,904,124
Unione di Banche Italiane Scpa	17,199	401,865
Unipol Gruppo Finanziario SpA	24,580	58,011

		12,866,512

Japan (21.18%)
77 Bank Ltd.	10,000	62,882
Acom Co. Ltd.	2,080	64,381

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Advantest Corp.	4,580	$96,537
Aeon Co. Ltd.	18,200	225,291
Aeon Credit Service Co. Ltd.	2,100	26,316
Aeon Mall Co. Ltd.	1,900	56,205
Aiful Corp.	2,300	26,607
Aioi Insurance Co. Ltd.	16,000	85,419
Aisin Seiki Co. Ltd.	5,500	180,668
Ajinomoto Co. Inc.	18,000	170,531
Alfresa Holdings Corp.	800	57,108
All Nippon Airways Co. Ltd.	16,000	59,820
Alps Electric Co. Ltd.	5,000	51,716
Amada Co. Ltd.	10,000	79,110
Aozora Bank Ltd.	24,000	54,900
Asahi Breweries Ltd.	9,700	181,327
Asahi Glass Co. Ltd.	27,000	326,887
Asahi Kasei Corp.	33,000	173,016
ASICS Corp.	5,000	54,648
Astellas Pharma Inc.	13,851	589,016
Bank of Kyoto Ltd.	8,000	83,620
Bank of Yokohama Ltd.	34,000	235,119
Benesse Corp.	1,900	76,952
Bridgestone Corp.	17,400	266,933
Brother Industries Ltd.	6,200	85,485
Canon Inc.	29,300	1,508,244
Canon Marketing Japan Inc.	2,000	35,184
Casio Computer Co. Ltd.	7,000	79,649
Central Japan Railway Co.	44	484,988
Chiba Bank Ltd.	21,000	147,457
Chubu Electric Power Co. Inc.	18,600	454,323
Chugai Pharmaceutical Co. Ltd. (c)	8,000	127,918
Chugoku Bank Ltd.	4,000	58,087
Chugoku Electric Power Co. Inc.	6,800	145,049
Chuo Mitsui Trust Holdings Inc.	23,000	136,992
Citizen Holdings Co. Ltd.	9,300	70,949
Coca-Cola West Holdings Co. Ltd.	1,700	39,674
Cosmo Oil Co. Ltd.	15,000	54,347
Credit Saison Co. Ltd.	4,600	96,493
CSK Holdings Corp.	1,900	37,434
Dai Nippon Printing Co. Ltd.	17,000	250,277
Daicel Chemical Industries Ltd.	8,000	45,064
Daido Steel Co. Ltd.	10,000	55,954
Daihatsu Motor Co. Ltd.	7,000	80,162
Daiichi Sanyko Co. Ltd.	19,713	543,062
Daikin Industries Ltd.	7,300	369,109
Dainippon Sumitomo Pharma Co. Ltd.	7,000	56,628
Daito Trust Construction Co. Ltd.	2,300	111,553
Daiwa House Industry Co. Ltd.	14,000	131,792
Daiwa Securities Group Inc.	37,000	340,244
DeNA Co. Ltd.	8	47,122
Denki Kagaku Kogyo KK	14,000	51,918
Denso Corp.	13,600	468,403
Dentsu Inc.	57	120,958
DIC Corp.	18,000	52,235
Dowa Holdings Co. Ltd.	7,000	51,135
East Japan Railway Co.	92	749,369
Eisai Co. Ltd.	7,200	254,332
Electric Power Development Co. Ltd.	3,380	125,415
Elpida Memory Inc. (b)	2,700	86,591
Familymart Co. Ltd.	1,500	61,399
Fanuc Ltd.	5,400	528,105
Fast Retailing Co. Ltd.	1,500	142,310
Fuji Electric Holdings Co. Ltd.	15,000	53,036
Fuji Heavy Industries Ltd.	16,000	78,494
Fuji Television Network Inc.	9	13,585
FUJIFILM Holdings Corp.	13,600	468,459
Fujitsu Ltd.	52,000	386,143
Fukuoka Financial Group Inc.	21,000	94,931
Furukawa Electric Co. Ltd.	18,000	78,349
Gunma Bank Ltd.	11,000	73,332
Hakuhodo DY Holdings Inc.	590	31,493
Hankyu Hanshin Holdings Inc.	34,000	142,869
HASEKO Corp.	36,000	48,142
Hikari Tsushin Inc.	700	23,073
Hino Motors Ltd.	8,000	49,574
Hirose Electric Co. Ltd.	900	90,430
Hisamitsu Pharmaceutical Co. Inc.	1,700	73,965
Hitachi Chemical Co. Ltd.	3,100	64,082
Hitachi Construction Machinery Co. Ltd.	3,000	84,108
Hitachi High-Technologies Corp.	2,000	46,334
Hitachi Ltd.	95,000	684,140
Hitachi Metals Ltd.	5,000	82,121
Hokkaido Electric Power Co. Inc.	4,900	99,791
Hokuhoku Financial Group Inc.	32,000	92,823
Hokuriku Electric Power Co.	4,500	107,007
Honda Motor Co. Ltd.	45,600	1,556,176
Hoya Corp.	11,700	270,998
Ibiden Co. Ltd.	3,600	131,098
Idemitsu Kosan Co. Ltd.	600	53,228
IHI Corp.	39,000	78,999
INPEX Holdings Inc.	23	290,452
Isetan Mitsukoshi Holdings Ltd. (b)	9,080	97,226
Isuzu Motors Ltd.	35,000	168,543
Ito En Ltd.	1,600	25,204
Itochu Corp.	43,000	458,456
Itochu Techno-Solutions Corp.	800	25,997
Iyo Bank Ltd.	7,000	81,942
J. Front Retailing Co. Ltd.	11,400	60,355
JAFCO Co. Ltd.	1,000	34,238
Japan Airlines Corp. (b)	23,000	48,308
Japan Petroleum Exploration Co.	900	64,246
Japan Prime Realty Investment Corp.	16	47,314
Japan Real Estate Investment Corp.	11	116,182
Japan Retail Fund Investment Corp.	10	57,658
Japan Steel Works Ltd.	10,000	194,498
Japan Tobacco Inc.	127	541,637
JFE Holdings Inc.	14,400	726,022

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
JGC Corp.	6,000	$118,150
Joyo Bank Ltd.	19,000	92,530
JS Group Corp.	7,500	119,414
JSR Corp.	5,000	99,366
JTEKT Corp.	5,100	80,881
Jupiter Telecommunications Co. Ltd.	64	49,647
Kajima Corp.	25,000	87,463
Kamigumi Co. Ltd.	7,000	52,936
Kaneka Corp.	8,000	54,495
Kansai Electric Power Co. Inc.	21,700	508,373
Kansai Paint Co. Ltd.	7,000	48,471
Kao Corp.	15,000	393,786
Kawasaki Heavy Industries Ltd.	40,000	106,841
Kawasaki Kisen Kaisha Ltd.	16,000	150,362
KDDI Corp.	81	501,181
Keihin Electric Express Railway Co. Ltd.	12,000	74,379
Keio Corp.	15,000	75,911
Keisei Electric Railway Co. Ltd.	8,000	40,910
Keyence Corp.	968	230,745
Kikkoman Corp.	4,000	48,863
Kinden Corp.	4,000	40,381
Kintetsu Corp.	45,000	141,160
Kirin Holdings Co. Ltd.	22,000	344,021
Kobe Steel Ltd.	74,000	211,908
Komatsu Ltd.	25,200	703,739
Konami Corp.	2,600	90,938
Konica Minolta Holdings Inc.	14,000	237,139
Kubota Corp.	31,000	222,794
Kuraray Co. Ltd.	10,000	119,318
Kurita Water Industries Ltd.	3,000	111,311
Kyocera Corp.	4,600	433,934
Kyowa Hakko Kogyo Co. Ltd.	6,000	61,517
Kyushu Electric Power Co. Ltd.	10,600	221,802
Lawson Inc.	1,600	77,952
Leopalace21 Corp.	3,600	51,643
Mabuchi Motor Co. Ltd.	800	43,448
Makita Corp.	3,300	135,052
Marubeni Corp.	46,000	383,686
Marui Group Co. Ltd.	8,100	63,061
Maruichi Steel Tube Ltd.	1,100	34,422
Matsushita Electric Industrial Co. Ltd.	52,000	1,112,477
Matsushita Electric Works Ltd.	11,114	113,412
Mazda Motor Corp.	24,000	124,938
Mediceo Paltac Holdings Co. Ltd.	4,200	77,288
Meiji Dairies Corp.	7,000	35,928
Millea Holdings Inc.	19,400	756,117
Minebea Co. Ltd.	10,000	57,188
Mitsubishi Chemical Holdings Corp.	33,500	195,071
Mitsubishi Corp.	38,000	1,252,127
Mitsubishi Electric Corp.	54,000	584,057
Mitsubishi Estate Co. Ltd.	33,000	755,523
Mitsubishi Gas Chemical Co. Inc.	11,000	79,244
Mitsubishi Heavy Industries Ltd.	90,000	429,865
Mitsubishi Logistics Corp.	3,000	32,829
Mitsubishi Materials Corp.	32,000	136,844
Mitsubishi Motors Corp. (b)	99,000	179,941
Mitsubishi Rayon Co. Ltd.	15,000	47,314
Mitsubishi Tanabe Pharma Corp.	6,000	78,748
Mitsubishi UFJ Financial Group Inc.	286,860	2,535,109
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,920	83,356
Mitsubishi UFJ NICOS Co. Ltd. (b)	10,000	33,083
Mitsui & Co. Ltd.	47,000	1,037,341
Mitsui Chemicals Inc.	19,000	93,826
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	66,450
Mitsui Fudosan Co. Ltd.	22,000	470,866
Mitsui Mining & Smelting Co. Ltd.	17,000	50,198
Mitsui OSK Lines Ltd.	33,000	470,645
Mitsui Sumitomo Insurance Group Holdings Inc. (b)	10,500	362,897
Mitsumi Electric Co. Ltd.	2,300	51,279
Mizuho Financial Group Inc.	269	1,251,612
Mizuho Trust & Banking Co. Ltd.	40,000	68,936
Murata Manufacturing Co. Ltd.	6,100	287,789
Namco Bandai Holdings Inc.	6,000	68,035
NEC Corp.	51,000	267,773
NEC Electronics Corp. (b)	1,000	24,989
NGK Insulators Ltd.	8,000	155,965
NGK Spark Plug Co. Ltd.	5,000	57,552
NHK Spring Co. Ltd.	4,000	31,869
Nidec Corp.	3,000	199,828
Nikon Corp.	9,000	263,459
Nintendo Co. Ltd.	2,700	1,523,096
Nippon Building Fund Inc.	14	165,097
Nippon Electric Glass Co. Ltd.	10,000	173,820
Nippon Express Co. Ltd.	22,000	105,657
Nippon Meat Packers Inc.	5,000	67,752
Nippon Mining Holdings Inc.	25,000	156,965
Nippon Oil Corp.	35,000	235,806
Nippon Paper Group Inc.	25	68,394
Nippon Sheet Glass Co. Ltd.	17,000	84,257
Nippon Steel Corp.	141,000	764,168
Nippon Telegraph & Telephone Corp.	147	725,339
Nippon Yusen Kabushiki Kaish	32,000	308,218
NIPPONKOA Insurance Co. Ltd.	18,000	156,328
Nishi-Nippon City Bank Ltd.	19,000	56,665
Nissan Chemical Industries Ltd.	4,000	49,223
Nissan Motor Co. Ltd.	63,200	524,906
Nisshin Seifun Group Inc.	4,500	56,561
Nisshin Steel Co. Ltd.	23,000	78,292
Nisshinbo Industries Inc.	4,000	47,502
Nissin Food Products Co. Ltd.	2,600	87,174
Nitori Co. Ltd.	1,150	59,076
Nitto Denko Corp.	4,700	180,670
NOK Corp.	3,100	49,280
Nomura Holdings Inc.	49,700	735,976

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Nomura Real Estate Holdings Inc.	1,500	$31,694
Nomura Real Estate Office Fund Inc.	7	52,719
Nomura Research Institute Ltd.	3,000	70,339
NSK Ltd.	13,000	113,906
NTN Corp.	12,000	80,016
NTT Data Corp.	35	137,024
NTT DoCoMo Inc.	455	667,367
NTT Urban Development Corp.	35	45,884
Obayashi Corp.	18,000	81,581
OBIC Co. Ltd.	170	28,587
Odakyu Electric Railway Co. Ltd.	18,000	116,966
Oji Paper Co. Ltd.	24,000	112,867
OKUMA Corp.	4,000	39,742
Olympus Corp.	6,000	203,407
Omron Corp.	6,000	129,498
Ono Pharmaceutical Co. Ltd.	2,500	137,879
Onward Holdings Co. Ltd.	4,000	42,058
Oracle Corp. Japan	1,200	48,922
Oriental Land Co. Ltd.	1,400	83,642
Orix Corp.	2,580	369,525
Osaka Gas Co. Ltd.	57,000	209,093
OSAKA Titanium technologies Co.	600	31,530
OTSUKA Corp.	400	27,612
Pioneer Corp.	4,400	35,396
Promise Co. Ltd.	2,100	58,714
Rakuten Inc.	185	93,384
Resona Holdings Inc.	140	215,030
Ricoh Co. Ltd.	19,000	343,887
Rohm Co. Ltd.	2,900	167,444
Sankyo Co. Ltd.	1,600	104,251
Santen Pharmaceutical Co. Ltd.	2,100	52,704
Sanyo Electric Co. Ltd. (b)	44,000	102,297
Sapporo Hokuyo Holdings Inc.	8	54,133
Sapporo Holdings Ltd.	7,000	49,009
SBI E*Trade Securities Co. Ltd.	42	32,804
SBI Holdings Inc.	257	56,248
Secom Co. Ltd.	5,800	282,508
Sega Sammy Holdings Inc.	5,768	50,301
Seiko Epson Corp.	3,700	101,690
Sekisui Chemical Co. Ltd.	12,000	81,839
Sekisui House Ltd.	14,000	130,890
Seven & I Holdings Co. Ltd.	21,940	628,210
Sharp Corp.	28,000	456,436
Shikoku Electric Power Co. Inc.	4,500	123,733
Shimadzu Corp.	6,000	59,726
Shimamura Co. Ltd.	600	36,996
Shimano Inc.	1,900	95,510
Shimizu Corp.	17,000	80,554
Shin-Etsu Chemical Co. Ltd.	11,500	713,633
Shinko Electric Industries Co. Ltd.	1,900	23,512
Shinko Securities Co. Ltd.	16,000	47,175
Shinsei Bank Ltd.	27,000	92,560
Shionogi & Co. Ltd.	9,000	178,199
Shiseido Co. Ltd.	9,000	206,253
Shizuoka Bank Ltd.	16,000	163,514
Showa Denko K.K.	31,000	82,301
Showa Shell Sekiyu K.K.	5,200	57,089
SMC Corp.	1,600	175,610
Softbank Corp.	21,600	364,239
Sojitz Corp.	33,000	110,016
Sompo Japan Insurance Inc.	24,000	225,661
Sony Corp.	28,200	1,236,109
Sony Financial Holdings Inc.	25	100,648
Square Enix Co. Ltd.	1,400	41,430
Stanley Electric Co. Ltd.	4,400	106,673
SUMCO Corp.	3,300	73,033
Sumitomo Chemical Co. Ltd.	45,000	283,504
Sumitomo Corp.	30,000	394,148
Sumitomo Electric Industries Ltd.	20,600	261,611
Sumitomo Heavy Industries Ltd.	16,000	108,519
Sumitomo Metal Industries Ltd.	106,000	466,698
Sumitomo Metal Mining Co. Ltd.	16,000	244,741
Sumitomo Mitsui Financial Group Inc.	182	1,368,678
Sumitomo Realty & Development Co. Ltd.	11,000	218,824
Sumitomo Rubber Industries Ltd.	4,900	36,548
Sumitomo Trust & Banking Co. Ltd.	41,000	286,431
Suruga Bank Ltd.	6,000	78,119
Suzuken Co. Ltd.	1,940	71,662
Suzuki Motor Corp.	9,500	225,003
T&D Holdings Inc.	5,700	351,579
Taiheiyo Cement Corp.	26,000	52,239
Taisei Corp.	28,000	66,789
Taisho Pharmaceutical Co. Ltd.	4,000	74,413
Taiyo Nippon Sanso Corp.	8,000	66,750
Takashimaya Co. Ltd.	8,000	72,684
Takeda Pharmaceutical Co. Ltd.	23,200	1,179,940
Takefuji Corp.	3,100	43,168
TDK Corp.	3,500	209,434
Teijin Ltd.	26,000	89,212
Terumo Corp.	4,700	240,484
The Hachijuni Bank Ltd.	11,000	71,370
The Hiroshima Bank Ltd.	14,000	62,423
THK Co. Ltd.	3,500	68,105
Tobu Railway Co. Ltd.	24,000	113,772
Toho Co. Ltd.	3,300	67,446
Toho Gas Co. Ltd.	11,000	60,291
Toho Titanium Co. Ltd.	800	15,688
Tohoku Electric Power Co. Inc.	12,300	267,913
Tokai Rika Co. Ltd.	1,300	26,873
Tokuyama Corp.	6,000	44,711
Tokyo Broadcasting System Inc.	1,000	18,995
Tokyo Electric Power Co. Inc.	34,300	883,170
Tokyo Electron Ltd.	4,900	282,573
Tokyo Gas Co. Ltd.	64,000	258,591
Tokyo Steel Manufacturing Co. Ltd.	3,000	34,747

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Japan (Cont.)
Tokyo Tatemono Co. Ltd.	8,000	$51,813
Tokyu Corp.	31,000	160,854
Tokyu Land Corp.	12,000	68,331
TonenGeneral Sekiyu KK	7,000	63,590
Toppan Printing Co. Ltd.	16,000	176,248
Toray Industries Inc.	38,000	203,945
Toshiba Corp.	87,000	641,846
Tosoh Corp.	14,000	57,321
Toto Ltd.	7,000	49,320
Toyo Seikan Kaisha Ltd.	4,600	81,207
Toyo Suisan Kaisha Ltd.	2,000	45,265
Toyoda Gosei Co. Ltd.	2,000	58,529
Toyota Boshoku Corp.	1,900	50,906
Toyota Industries Corp.	5,000	160,535
Toyota Motor Corp.	75,000	3,540,301
Toyota Tsusho Corp.	6,000	140,828
Trend Micro Inc.	3,000	98,931
UBE Industries Ltd.	28,000	99,178
Unicharm Corp.	1,200	85,360
UNY Co. Ltd.	5,000	49,289
Ushio Inc.	3,000	49,126
USS Co. Ltd.	710	46,912
West Japan Railway Co.	48	235,597
Yahoo! Japan Corp.	432	166,387
Yakult Honsha Co. Ltd.	3,200	90,107
Yamada Denki Co. Ltd.	2,390	170,283
Yamaguchi Financial Group Inc.	6,000	83,046
Yamaha Corp.	5,100	98,620
Yamaha Motor Co. Ltd.	5,100	95,513
Yamato Holdings Co. Ltd.	11,000	153,548
Yamato Kogyo Co. Ltd.	1,200	57,183
Yamazaki Baking Co. Ltd.	3,000	33,015
Yaskawa Electric Corp.	6,000	58,880
Yokogawa Electric Corp.	6,000	54,970

		73,169,234

Netherlands (2.53%)
Aegon NV	39,176	515,035
Akzo Nobel NV	7,693	526,460
ASML Holding NV	11,531	282,236
Corio NV	1,172	91,286
Fugro NV	1,585	134,965
Heineken Holding NV	3,048	139,508
Heineken NV	6,931	352,951
ING Groep NV	53,161	1,680,824
Koninklijke Ahold NV	33,280	446,137
Koninklijke DSM NV	3,859	226,183
Koninklijke KPN NV	50,803	868,568
Koninklijke Philips Electronics NV	30,200	1,022,733
Randstad Holding NV (b)	2,418	84,151
Reed Elsevier NV	17,640	295,219
SBM Offshore NV	3,900	143,503
SNS Reaal	3,712	71,721
TNT NV	10,189	346,773
TomTom NV (b)	1,720	49,137
Unilever NV CVA	45,396	1,283,733
Wolters Kluwer - CVA	8,109	188,744

		8,749,867

New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	40,491
Contact Energy Ltd.	8,708	52,998
Fletcher Building Ltd.	13,804	66,807
Sky City Entertainment Group Ltd.	12,118	28,261
Telecom Corp. of New Zealand Ltd.	52,099	141,755

		330,312

Norway (1.11%)
Acergy SA	5,684	126,652
Aker Solutions ASA	4,381	103,230
DnB NOR ASA	20,896	265,466
Norsk Hydro ASA	19,238	280,517
Orkla ASA	23,721	303,948
Petroleum Geo-Services ASA (b)	4,986	122,100
Renewable Energy Corp. AS (b)	3,763	97,155
SeaDrill Ltd.	7,117	217,233
StatoilHydro ASA	35,383	1,320,131
Storebrand ASA	11,609	86,158
Telenor ASA	23,876	448,204
Yara International ASA	5,244	463,127

		3,833,921

Portugal (0.28%)
Banco BPI SA	7,720	32,028
Banco Comercial Portugues SA - R	63,318	136,569
Banco Espirito Santo SA Reg.	6,117	95,144
Brisa	8,564	98,664
CIMPOR-Cimentos de Portugal SGPS SA	5,105	34,401
Energias de Portugal SA	50,625	263,245
Portugal Telecom SGPS SA	20,566	232,612
Sonae SGPS SA	26,818	32,301
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,572	29,627

		954,591

Singapore (1.20%)
Ascendas Real Estate Investment Trust	28,000	45,398
Capitacommercial Trust	28,000	39,372
Capitaland Ltd.	49,128	206,440
Capitamall Trust	30,000	66,169
City Developments Ltd.	15,031	120,315
Comfortdelgro Corp. Ltd.	54,000	59,695

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Singapore (Cont.)
Cosco Corp. Singapore Ltd.	22,000	$51,914
DBS Group Holdings Ltd.	32,445	451,406
Fraser and Neave Ltd.	23,500	78,401
Genting International PLC (b)	69,000	29,415
Golden Agri-Resources Ltd.	137,000	90,625
Jardine Cycle & Carriage Ltd.	4,015	50,320
Keppel Corp. Ltd.	37,002	303,508
Keppel Land Ltd.	11,000	40,176
Neptune Orient Lines Ltd.	13,000	30,920
Noble Group Ltd.	33,600	58,810
Olam International Ltd.	38,900	69,390
Oversea-Chinese Banking Corp.	70,000	421,628
Parkway Holdings Ltd.	28,013	47,797
Sembcorp Industries Ltd.	25,200	77,357
Sembcorp Marine Ltd.	21,200	63,194
Singapore Airlines Ltd.	14,000	151,526
Singapore Exchange Ltd.	23,000	117,328
Singapore Press Holdings Ltd.	40,200	125,694
Singapore Technologies Engineering Ltd.	34,381	69,603
Singapore Telecommunications Ltd.	226,150	602,856
United Overseas Bank Ltd.	34,616	475,218
UOL Group Ltd.	16,461	41,077
Venture Corp. Ltd.	6,397	46,288
Wilmar International Ltd.	23,000	85,539
Yanlord Land Group Ltd.	12,000	16,317

		4,133,696

Spain (4.05%)
Abertis Infraestructuras SA	7,400	175,579
Acciona SA	801	189,346
Acerinox SA	4,367	100,590
ACS Actividades de Construccion y Servicios SA	5,141	258,287
Banco Bilbao Vizcaya Argentaria SA	99,232	1,890,742
Banco de Sabadell SA	25,514	215,716
Banco Popular Espanol SA	21,761	299,878
Banco Santander SA	174,469	3,183,024
Bankinter SA	7,277	82,836
Cintra Concesiones de Infraestructuras de Transporte SA	6,055	67,554
Criteria Caixacorp SA	23,532	141,160
Enagas	5,274	148,874
Fomento de Construcciones y Contratas SA	1,258	74,750
Gamesa Corp Technologica SA	4,872	238,517
Gas Natural SDG SA	3,224	187,221
Gestevision Telecinco SA	2,804	35,707
Grifols SA	3,546	112,941
Grupo Ferrovial SA	1,726	106,852
Iberdrola Renovables (b)	23,780	183,205
Iberdrola SA	96,893	1,290,981
Iberia Lineas Aereas de Espana SA	12,205	29,209
Inditex SA	6,134	281,187
Indra Sistemas SA	2,184	56,621
Mapfre SA	16,892	80,636
Promotora de Infomaciones SA	2,292	24,539
Red Electrica de Espana	3,016	195,777
Repsol YPF SA	20,259	795,051
Sacyr Vallehermoso SA	2,348	71,866
Telefonica SA	120,358	3,185,121
Union Fenosa SA	3,524	204,787
Zardoya Otis SA	3,275	67,960
Zardoya Otis SA Rights (b)	3,275	6,755

		13,983,269

Sweden (2.15%)
Alfa Laval AB	10,984	169,697
ASSA ABLOY AB Class B	8,948	128,744
Atlas Copco AB Class A	18,918	276,683
Atlas Copco AB Class B	10,840	143,358
Boliden AB	8,439	68,138
Electrolux AB Series B	7,310	92,886
Ericsson LM Class B	83,715	870,508
Getinge AB Class B	4,888	119,175
Hennes & Mauritz AB Class B	14,129	762,264
Holmen AB Class B	1,472	43,036
Husqvarna AB Class B	7,753	67,438
Investor AB B Shares	12,258	257,350
Lundin Petroleum AB (b)	6,800	100,063
Millicom International Cellular SA	1,961	204,486
Modern Times Group MTG AB Class B	1,492	87,339
Nordea Bank AB	58,349	799,528
Sandvik AB	26,616	361,619
Scania AB Class B	10,311	141,248
Securitas AB Class B	8,524	98,599
Skandinaviska Enskilda Banken AB Class A	13,093	241,554
Skanska AB Class B	10,525	150,111
SKF AB Class B	9,578	150,291
SSAB Svenskt Stal AB Series A	5,196	166,643
SSAB Svenskt Stal AB Series B	2,163	61,775
Svenska Cellulosa AB B Shares	15,114	212,664
Svenska Handelsbanken AB A Shares	12,655	299,802
Swedbank AB - A Shares	9,866	189,566
Swedish Match AB	7,726	157,453
Tele2 AB Class B	8,629	167,805
TeliaSonera AB	63,776	471,495
Volvo AB Class B	30,515	371,583

		7,432,901

Switzerland (7.01%)
ABB Ltd. Reg. (b)	61,605	1,743,782
Actelion Ltd. Reg. (b)	2,690	143,494

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

Switzerland (Cont.)
Adecco SA Reg.	3,660	$180,921
Baloise Holding AG Reg.	1,448	152,518
Compagnie Financiere Richemont AG Class A	14,719	816,842
Credit Suisse Group	28,772	1,309,615
EFG International Reg.	1,215	33,066
Geberit AG Reg. (b)	1,120	164,437
Givaudan SA Reg.	178	158,671
Holcim Ltd.	5,948	480,789
Julius Baer Holding AG Reg.	5,884	394,599
Kuehne & Nagel International AG Reg.	1,535	145,244
Lindt & Spruengli AG	22	60,627
Logitech International SA (b)	4,888	130,676
Lonza Group AG	1,290	178,276
Nestle SA	109,270	4,924,217
Nobel Biocare Holding AG Reg.	3,330	108,272
Novartis AG	64,352	3,541,432
OC Oerlikon Corp. AG Reg. (b)	184	50,773
Pargesa Holding SA	741	82,619
Roche Holding AG	19,540	3,512,751
Schindler Holding AG	1,400	103,992
SGS SA	133	189,665
Sonova Holding AG Reg.	1,309	108,533
Straumann Holding AG	224	53,547
Sulzer AG Reg. (b)	830	105,380
Swiss Life Holding Reg. (b)	1,000	266,019
Swiss Reinsurance	9,984	661,857
Swisscom AG	645	214,826
Syngenta AG Reg.	2,934	950,536
Synthes Inc.	1,686	231,896
The Swatch Group AG Class B	897	223,046
The Swatch Group AG Reg. (b)	1,495	69,738
UBS AG Reg. (b)	81,231	1,692,711
Zurich Financial Services AG Reg.	4,013	1,022,732

		24,208,099

United Kingdom (21.50%)
3i Group PLC	11,205	183,294
Alliance & Leicester PLC	10,902	63,626
AMEC PLC	9,756	171,914
Anglo American PLC	36,820	2,586,025
Antofagasta PLC	11,041	143,564
Associated British Foods PLC	10,056	151,473
AstraZeneca PLC	40,578	1,731,278
Aviva PLC	74,591	739,508
BAE Systems PLC	99,641	874,586
Balfour Beatty PLC	11,946	100,494
Barclays PLC	183,953	1,043,660
Barclays PLC Rights (b) (c)	39,419	7,459
BG Group PLC	93,118	2,419,919
BHP Billiton PLC	61,491	2,358,198
BP PLC	525,742	6,093,704
British Airways PLC	16,505	70,301
British American Tobacco PLC	41,925	1,446,165
British Energy Group PLC	29,176	410,451
British Land Co. PLC	14,703	206,762
British Sky Broadcasting Group PLC	32,449	304,136
BT Group PLC	222,073	879,789
Bunzl PLC	9,724	126,303
Burberry Group PLC	12,670	113,956
Cadbury PLC	37,990	476,530
Cairn Energy PLC (b)	3,643	233,810
Capita Group PLC	17,359	236,801
Carnival PLC	4,845	153,823
Carphone Warehouse Group PLC	12,090	47,509
Centrica PLC	104,508	642,780
Cobham PLC	31,040	121,831
Compass Group PLC	49,520	372,489
Daily Mail & General Trust Class A NV	9,036	56,138
Diageo PLC	71,866	1,316,679
Enterprise Inns PLC	15,153	121,944
Eurasian Natural Resources Corp. (b)	8,954	235,919
Experian Group Ltd.	29,139	215,511
FirstGroup PLC	12,742	131,401
Friends Provident PLC	69,012	139,553
G4S PLC	32,318	129,810
GKN PLC	20,220	89,245
GlaxoSmithKline PLC	152,533	3,371,885
Hammerson PLC	8,306	147,120
Hays PLC	40,164	72,008
HBOS PLC	106,181	581,325
HBOS PLC—NPR (b)	42,472	9,094
Home Retail Group PLC	24,878	107,503
HSBC Holdings PLC	330,531	5,089,401
ICAP PLC	14,880	159,384
IMI PLC	9,589	82,808
Imperial Tobacco Group PLC	28,773	1,068,885
Inchcape PLC	13,002	82,296
InterContinental Hotels Group PLC	6,335	84,434
International Power PLC	42,445	363,616
Invensys PLC (b)	22,863	118,133
Investec PLC	11,241	68,962
ITV PLC	97,022	85,910
J Sainsbury PLC	29,498	186,216
Johnson Matthey PLC	6,371	233,131
Kazakhmys PLC	5,697	179,627
Kingfisher PLC	66,462	147,347
Ladbrokes PLC	18,919	96,128
Land Securities Group PLC	13,452	328,271
Legal & General Group PLC	170,590	338,509
Liberty International PLC	7,551	128,873
Lloyds TSB Group PLC	159,559	978,943
LogicaCMG PLC	41,525	88,918
London Stock Exchange Group PLC	4,510	69,636

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Shares	Value
Common Stocks (Cont.)

United Kingdom (Cont.)
Lonmin PLC	4,337	$273,693
Man Group PLC	48,230	595,805
Marks & Spencer Group PLC	43,231	281,113
Meggitt PLC	19,365	81,693
Mondi PLC	10,557	61,964
National Express Group PLC	3,755	70,834
National Grid PLC	70,740	927,285
Next PLC	6,078	116,841
Old Mutual PLC	148,809	275,064
Pearson PLC	22,945	279,611
Persimmon PLC	8,238	51,562
Prudential PLC	67,934	716,556
Punch Taverns PLC	7,915	49,191
Reckitt Benckiser Group PLC	17,160	866,724
Reed Elsevier PLC	31,590	359,986
Rentokil Intial PLC	51,130	100,709
Rexam PLC	18,909	145,261
Rio Tinto PLC	27,796	3,347,414
Rolls-Royce Group PLC (b)	51,188	345,970
Royal Bank of Scotland Group PLC	447,929	1,906,908
Royal Dutch Shell PLC Class A	99,169	4,065,115
Royal Dutch Shell PLC Class B	76,847	3,077,216
SABMiller PLC	25,720	587,625
Sage Group PLC	37,679	155,985
Schroders PLC	3,398	61,530
Scottish & Southern Energy PLC	24,660	687,101
Segro PLC	12,296	96,146
Serco Group PLC	14,001	124,244
Severn Trent PLC	6,933	176,424
Shire Ltd.	15,627	256,328
Smith & Nephew PLC	26,017	285,446
Smiths Group PLC	11,182	240,937
Stagecoach Group PLC	15,398	85,407
Standard Chartered PLC	39,475	1,117,918
Standard Life PLC	62,004	259,047
Tate & Lyle PLC	13,440	105,907
Taylor Wimpey PLC	30,307	37,126
Tesco PLC	217,778	1,592,907
The Berkeley Group Holdings PLC (b)	2,624	35,429
Thomas Cook Group PLC	13,915	64,513
Thomson Reuters PLC	5,747	153,275
Tomkins PLC	24,913	74,586
Tui Travel PLC	16,950	68,880
Tullow Oil PLC	20,332	386,370
Unilever PLC	35,900	1,019,993
United Business Media PLC	7,128	76,889
United Utilities PLC	25,653	349,089
Vedanta Resources PLC	4,008	173,090
Vodafone Group PLC	1,482,745	4,368,663
Whitbread PLC	4,390	107,056
William Hill PLC	10,064	63,826
William Morrison Supermarkets PLC	67,716	356,978
Wolseley PLC	18,802	140,091
WPP Group PLC	32,609	311,602
Xstrata PLC	17,801	1,418,045

		74,251,669

Total Common Stocks (cost $266,546,153)		340,117,039

Preferred Stocks (0.43%) (a)

Germany (0.41%)
Bayerische Moteren Werke (BMW) AG	1,396	55,410
Fresenius SE PFD	2,150	185,759
Henkel KGaA	5,109	203,022
Porsche Automobil Holding SE PFD	2,490	383,407
ProSiebenSat.1 Media AG	2,408	24,150
RWE AG-Non Voting PFD	1,105	111,159
Volkswagen AG PFD	2,983	431,960

		1,394,867

Italy (0.02%)
IFI - Istituto Finanziario Industriale SpA (b)	1,606	31,830
Unipol Gruppo Finanziario SpA	25,462	48,924

		80,754

Total Preferred Stocks (cost $848,615)		1,475,621

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Repurchase Agreement (0.04%)
State Street Repurchase Agreement, (d)
0.900%, agreement date 06/30/2008, to be repurchased at $121,643 on 07/01/2008	$121,640	$121,640

Total Repurchase Agreement (cost $121,640)		121,640

TOTAL INVESTMENTS (98.94%) (cost $267,516,408)		341,714,300
CASH (e) AND OTHER ASSETS, NET OF LIABILITIES (1.06%)		3,676,249

NET ASSETS (100.0%)		$345,390,549

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.
(b)	Non-income producing security.
(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.
(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 2.82%, a maturity date of December 15, 2034, and a market value of $124,828 as of June 30, 2008.
(e)	At June 30, 2008, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$119,909,943	35.09
British Pound	74,251,669	21.73
Japanese Yen	73,169,234	21.41
Swiss Franc	24,208,099	7.08
Australian Dollar	23,398,332	6.85
Swedish Krona	7,432,901	2.18
Hong Kong Dollar	7,373,398	2.16
Singapore Dollar	4,133,696	1.21
Norwegian Krone	3,833,921	1.12
Danish Krone	3,551,155	1.04
New Zealand Dollar	330,312	0.10
United States Dollar	121,640	0.03

Total Investments	$341,714,300	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$85,481,261	24.74
Industrials	40,946,447	11.86
Materials	38,867,427	11.25
Consumer Discretionary	33,461,034	9.69
Energy	31,675,714	9.17
Consumer Staples	27,515,334	7.97
Health Care	25,045,248	7.25
Utilities	21,891,466	6.34
Telecommunication Services	19,093,512	5.53
Information Technology	17,615,217	5.10

Total Stocks	341,592,660	98.90
Repurchase Agreement	121,640	0.04
Cash and Other Assets, Net of Liabilities	3,676,249	1.06

Net Assets	$345,390,549	100.00%

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Shares	Value
Registered Investment Companies (99.64%)
State Farm Variable Product Trust Bond Fund (41.45%) (a)	3,680,596	$36,805,956
State Farm Variable Product Trust Large Cap Equity Index Fund (58.19%) (a)	3,962,465	51,670,543

Total Registered Investment Companies (cost $87,155,436)		88,476,499

TOTAL INVESTMENTS (99.64%) (cost $87,155,436)		88,476,499
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.36%)		324,298

NET ASSETS (100.00%)		$88,800,797

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (84.22%)

Agriculture, Foods, & Beverage (7.02%)
Kraft Foods Inc.
4.125%, 11/12/2009	$1,000,000	$998,500
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,059,114
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,018,068
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,044,390
Hershey Co.
5.300%, 09/01/2011	500,000	510,769
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,041,286
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,008,949
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,040,073
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	512,307
General Mills Inc.
5.650%, 09/10/2012	500,000	509,831
Hershey Co.
5.450%, 09/01/2016	500,000	498,983
General Mills Inc.
5.700%, 02/15/2017	1,000,000	991,218
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,015,986
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	975,661

		13,225,135

Automotive (0.71%)
Ford Motor Credit Co.
7.375%, 02/01/2011	1,000,000	811,516
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	521,319

		1,332,835

Banks (7.30%)
Bank of New York
5.050%, 03/03/2009	500,000	503,856
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,002,915
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,488,814
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	506,893
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,001,871
Wachovia Corp.
5.350%, 03/15/2011	500,000	489,216
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	1,011,305
Royal Bank of Canada
5.650%, 07/20/2011	500,000	518,784
Bank of America Corp.
5.375%, 08/15/2011	500,000	507,236
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,011,618
Wachovia Corp.
5.700%, 08/01/2013	500,000	479,330
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	492,655
US Bank NA
4.950%, 10/30/2014	500,000	492,952
Fifth Third Bank
4.750%, 02/01/2015	500,000	409,851
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	456,803
Wachovia Bank NA
5.600%, 03/15/2016	500,000	464,321
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	496,094
Bank of America NA
6.000%, 06/15/2016	500,000	486,187
Wachovia Corp.
5.750%, 06/15/2017	500,000	461,113
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	1,009,700
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	476,938

		13,768,452

Building Materials & Construction (2.79%)
Lafarge SA
6.150%, 07/15/2011	500,000	502,916
CRH America Inc.
5.625%, 09/30/2011	500,000	488,833
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	976,122
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	971,473
Masco Corp.
4.800%, 06/15/2015	500,000	435,448
Hanson PLC
6.125%, 08/15/2016	500,000	496,089
CRH America Inc.
6.000%, 09/30/2016	1,000,000	927,413
Masco Corp.
5.850%, 03/15/2017	500,000	453,196

		5,251,490

Chemicals (2.63%)
The Dow Chemical Co.
5.750%, 12/15/2008	1,000,000	1,007,540

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Chemicals (Cont.)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	$1,000,000	$996,289
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	972,384
Rohm & Haas Co.
5.600%, 03/15/2013	500,000	500,976
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,000,240
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	486,874

		4,964,303

Commercial Service/Supply (1.84%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	989,763
4.950%, 05/15/2010	500,000	489,565
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	501,778
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	489,690
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	994,266

		3,465,062

Computers (0.54%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,014,915

Consumer & Marketing (4.84%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	992,589
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,067,118
Avon Products Inc.
5.125%, 01/15/2011	500,000	507,858
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,025,548
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	1,026,213
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	479,575
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,021,831
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,032,763
Black & Decker Corp.
5.750%, 11/15/2016	500,000	476,665
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	977,371
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	519,175

		9,126,706

Electronic/Electrical Mfg. (1.61%)
Emerson Electric Co.
5.500%, 09/15/2008	500,000	502,274
5.750%, 11/01/2011	1,000,000	1,040,507
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,007,198
Emerson Electric Co.
5.125%, 12/01/2016	500,000	494,767

		3,044,746

Financial Services (7.04%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	993,373
Citigroup Inc.
4.125%, 02/22/2010	500,000	495,370
SLM Corp.
4.500%, 07/26/2010	1,000,000	925,308
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,013,619
American Express Credit
5.000%, 12/02/2010	1,000,000	1,006,835
SLM Corp.
5.450%, 04/25/2011	500,000	456,624
HSBC Finance Corp.
5.700%, 06/01/2011	500,000	504,008
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	516,459
American Express Co.
5.250%, 09/12/2011	500,000	494,703
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	993,746
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	487,807
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	498,433
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	493,903
Citigroup Inc.
5.300%, 01/07/2016	500,000	466,833
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	492,029
5.400%, 02/15/2017	500,000	485,319
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	500,742
Citigroup Inc.
6.000%, 08/15/2017	500,000	476,935
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	512,086
ProLogis Trust
6.625%, 05/15/2018	500,000	492,529
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	972,796

		13,279,457

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Forest Products & Paper (0.26%)
International Paper Co.
4.000%, 04/01/2010	$500,000	$484,063

Health Care (8.77%)
Bristol-Myers Squibb Co.
4.000%, 08/15/2008	1,000,000	1,000,192
Abbott Laboratories
5.400%, 09/15/2008	500,000	501,619
3.500%, 02/17/2009	500,000	500,674
Amgen Inc.
4.000%, 11/18/2009	1,000,000	1,001,084
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,011,362
Abbott Laboratories
5.600%, 05/15/2011	500,000	522,863
Johnson & Johnson
5.150%, 08/15/2012	500,000	523,730
AstraZeneca PLC
5.400%, 09/15/2012	500,000	511,327
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,001,516
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	985,586
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	503,312
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,023,903
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	922,500
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	493,795
Abbott Laboratories
5.875%, 05/15/2016	500,000	514,429
Baxter International Inc.
5.900%, 09/01/2016	500,000	511,975
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	998,453
Wyeth
5.450%, 04/01/2017	500,000	493,127
Amgen Inc.
5.850%, 06/01/2017	500,000	492,483
Johnson & Johnson
5.550%, 08/15/2017	500,000	520,651
AstraZeneca PLC
5.900%, 09/15/2017	500,000	512,500
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	493,770
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	493,235
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	996,182

		16,530,268

Machinery & Manufacturing (6.35%)
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,018,445
3M Co.
5.125%, 11/06/2009	2,000,000	2,049,318
Honeywell International Inc.
7.500%, 03/01/2010	1,000,000	1,064,042
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,530,531
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	1,011,277
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,055,503
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	494,463
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	751,124
Caterpillar Inc.
5.700%, 08/15/2016	500,000	509,390
Eaton Corp.
5.300%, 03/15/2017	1,000,000	969,441
Honeywell International Inc.
5.300%, 03/15/2017	500,000	496,865
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,015,194

		11,965,593

Media & Broadcasting (3.12%)
New York Times Co.
4.500%, 03/15/2010	500,000	489,323
Gannett Co.
5.750%, 06/01/2011	1,000,000	983,206
Knight-Ridder Inc.
7.125%, 06/01/2011	1,000,000	895,000
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,044,642
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	1,004,020
New York Times Co.
5.000%, 03/15/2015	500,000	453,206
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,016,123

		5,885,520

Mining & Metals (3.36%)
Rio Tinto Finance USA Ltd.
2.625%, 09/30/2008	1,000,000	997,050
Alcan Inc.
6.450%, 03/15/2011	500,000	517,373
BHP Billiton Finance Ltd.
5.125%, 03/29/2012	500,000	498,572
BHP Finance USA
4.800%, 04/15/2013	1,000,000	976,191

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Mining & Metals (Cont.)
Barrick Gold Finance Inc.
4.875%, 11/15/2014	$1,000,000	$952,787
Alcan Inc.
5.000%, 06/01/2015	500,000	478,962
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	936,349
BHP Billiton Finance Ltd.
5.400%, 03/29/2017	500,000	477,252
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	501,517

		6,336,053

Oil & Gas (5.12%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,027,161
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,573,491
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,057,556
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	968,103
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	1,000,537
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	509,394
Apache Corp.
5.625%, 01/15/2017	500,000	505,896
Shell International Finance
5.200%, 03/22/2017	500,000	509,862
Canadian National Resources
5.700%, 05/15/2017	500,000	489,827
Weatherford International Inc.
6.350%, 06/15/2017	500,000	506,440
EOG Resources Inc.
5.875%, 09/15/2017	500,000	503,374
Husky Energy Inc.
6.200%, 09/15/2017	500,000	504,896
ConocoPhillips
5.200%, 05/15/2018	500,000	492,760

		9,649,297

Retailers (7.16%)
Safeway Inc.
4.125%, 11/01/2008	1,000,000	1,000,647
May Department Stores Co.
4.800%, 07/15/2009	1,000,000	980,008
CVS Corp.
4.000%, 09/15/2009	1,000,000	994,573
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	977,907
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	505,824
Home Depot Inc.
4.625%, 08/15/2010	500,000	493,397
5.200%, 03/01/2011	500,000	495,889
CVS Corp.
5.750%, 08/15/2011	500,000	512,304
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,034,290
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	515,285
5.000%, 10/15/2015	1,000,000	985,414
Target Corp.
5.875%, 07/15/2016	1,000,000	1,015,686
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	492,194
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	980,146
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,011,153
Target Corp.
5.375%, 05/01/2017	500,000	489,373
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	491,776
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	517,697

		13,493,563

Telecom & Telecom Equipment (4.00%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,022,673
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,021,056
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,029,589
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	502,958
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,009,816
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,006,680
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	985,467
Verizon Communications
5.500%, 04/01/2017	1,000,000	961,136

		7,539,375

Utilities & Energy (9.76%)
Pacificorp
4.300%, 09/15/2008	1,000,000	1,000,252
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	989,243
Commonwealth Edison Co.
4.740%, 08/15/2010	1,000,000	996,173

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

June 30, 2008

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)

Utilities & Energy (Cont.)
Southern California Gas
4.375%, 01/15/2011	$1,000,000	$1,000,104
Appalachian Power Co.
5.550%, 04/01/2011	500,000	502,020
Duke Energy Corp.
6.250%, 01/15/2012	500,000	521,876
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	512,902
Appalachian Power Co.
5.650%, 08/15/2012	500,000	500,219
Vectren Utility Holdings
5.250%, 08/01/2013	500,000	486,191
Union Electric Co.
5.500%, 05/15/2014	1,000,000	981,393
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,003,148
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	992,003
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	497,486
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	483,249
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	974,943
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,021,087
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	957,570
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	494,016
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	970,991
Union Electric Co.
6.400%, 06/15/2017	500,000	499,036
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	511,267
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	498,626
Florida Power Corp.
5.800%, 09/15/2017	500,000	511,830
Virginia Electric & Power
5.950%, 09/15/2017	500,000	502,478
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	493,265
Florida Power Corp.
5.650%, 06/15/2018	500,000	504,603

		18,405,971

Total Corporate Bonds (cost $158,974,536)		158,762,804

	Shares or principal amount	Value
Government Agency Securities (9.69%) (a)

Federal Home Loan Mortgage Corp.
5.125%, 10/15/2008	$4,000,000	$4,030,388
6.625%, 09/15/2009	2,000,000	2,086,912
4.500%, 07/15/2013	1,500,000	1,523,159
5.200%, 03/05/2019	2,000,000	1,976,720
5.300%, 05/12/2020	2,000,000	1,987,596

Federal National Mortgage Association
3.250%, 08/15/2008	1,500,000	1,501,185
6.625%, 09/15/2009	2,000,000	2,086,808
5.550%, 02/16/2017	3,000,000	3,068,127

Total Government Agency Securities (cost $17,927,491)		18,260,895

U.S. Treasury Obligations (2.09%)

U.S. Treasury Notes
5.000%, 08/15/2011	900,000	955,617
4.000%, 11/15/2012	900,000	930,235
3.875%, 02/15/2013	2,000,000	2,050,000

Total U.S. Treasury Obligations (cost $3,812,054)		3,935,852

Short-term Investments (2.70%)
JPMorgan U.S. Government Money Market Fund	5,101,586	5,101,586

Total Short-term Investments (cost $5,101,586)		5,101,586

TOTAL INVESTMENTS (98.70%) (cost $185,815,667)		186,061,137
OTHER ASSETS, NET OF LIABILITIES (1.30%)		2,450,662

NET ASSETS (100.00%)		$188,511,799

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

June 30, 2008

(Unaudited)

	Principal amount	Value
Short-term Investments (100.35%)

Agriculture, Foods, & Beverage (4.84%)
Coca-Cola Co. (a)
2.120%, 07/02/2008	$2,500,000	$2,499,853

Automotive (19.94%)
FCAR Owner Trust Series I
2.680%, 07/01/2008	2,600,000	2,600,000
American Honda Finance Corp.
2.080%, 07/10/2008	2,600,000	2,598,648
New Center Asset Trust
2.830%, 07/22/2008	2,600,000	2,595,708
Toyota Motor Credit Corp.
2.350%, 08/12/2008	2,500,000	2,493,146

		10,287,502

Banks (5.03%)
Wells Fargo & Co.
2.090%, 07/25/2008	2,600,000	2,596,377

Financial Services (24.69%)
Citigroup Funding
2.300%, 07/08/2008	2,600,000	2,598,837
Caterpillar Financial Services Corp.
2.150%, 07/14/2008	2,500,000	2,498,059
Chevron Funding Corp.
2.130%, 07/17/2008	2,580,000	2,577,558
HSBC Finance Corp.
2.400%, 07/31/2008	2,580,000	2,574,840
General Electric Capital Corp.
2.350%, 08/15/2008	2,500,000	2,492,656

		12,741,950

Government Agency Securities (30.46%) (b)
Federal National Mortgage Association
2.050%, 07/16/2008	5,043,000	5,038,684
2.100%, 07/29/2008	2,500,000	2,495,917
2.000%, 07/30/2008	2,000,000	1,996,778
2.370%, 09/17/2008	1,500,000	1,492,297
Federal Home Loan Bank
2.062%, 07/18/2008	1,000,000	999,026
Federal Home Loan Mortgage Corp.
2.065%, 07/28/2008	1,700,000	1,697,367
2.013%, 08/04/2008	2,000,000	1,996,198

		15,716,267

Health Care (7.93%)
Merck & Co. Inc.
2.120%, 07/14/2008	1,500,000	1,498,852
Pfizer Inc.
2.630%, 08/05/2008	2,600,000	2,593,352

		4,092,204

	Shares or principal amount	Value
Short-term Investments (Cont.)

Registered Investment Companies (2.64%)
JPMorgan U.S. Government Money Market Fund	1,362,913	$1,362,913

Telecom & Telecom Equipment (4.82%)
AT&T Inc. (a)
2.390%, 09/22/2008	$2,500,000	2,486,224

Total Short-term Investments (cost $51,783,290)		51,783,290

TOTAL INVESTMENTS (100.35%) (cost $51,783,290)		51,783,290

LIABILITIES, NET OF OTHER ASSETS (-0.35%)		(180,012)

NET ASSETS (100.00%)		$51,603,278

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2008, the value of these securities amounted to $4,986,077 or 9.66% of net assets.
(b)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2008

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Assets
Investments in securities at identified cost	$43,999,374	38,973,854	42,389,824

Investments in securities at market value	$34,276,454	40,306,801	42,271,565
Cash	—	—	—
Foreign currencies at value (cost $45,283, $2,970,643, respectively)	—	—	44,362
Receivable for:
Dividends and interest	100,306	35,883	95,984
Shares of the Fund sold	47,600	27,239	23,290
Securities sold	100,383	296,630	623,194
SFIMC	912	1,584	4,305
Unrealized gain on forward foreign currency contracts	—	—	84,418
Variation margin	—	—	—
Prepaid expenses	5,116	2,807	5,812

Total assets	34,530,771	40,670,944	43,152,930

Liabilities and Net Assets
Payable for:
Shares of the Fund redeemed	498	—	—
Securities purchased	73,629	647,450	268,940
Variation margin	—	—	—
Unrealized loss on forward foreign currency contracts	—	—	24,726
Due to affiliates	25,246	32,928	50,444
Accrued liabilities	13,403	17,994	52,095

Total Liabilities	112,776	698,372	396,205

Net assets applicable to shares outstanding of common stock	$34,417,995	39,972,572	42,756,725

Fund shares outstanding (no par value, unlimited number of shares authorized)	4,285,846	3,799,021	3,726,560
Net asset value, offering price and redemption price per share	$8.03	10.52	11.47

Analysis of Net Assets
Paid-in-capital	$44,324,114	39,631,031	40,866,690
Accumulated net realized gain (loss)	(694,974)	(1,011,826)	1,705,002
Net unrealized appreciation (depreciation)	(9,722,920)	1,332,947	(56,714)
Undistributed net investment income	511,775	20,420	241,747

Net assets applicable to shares outstanding	$34,417,995	39,972,572	42,756,725

See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

519,730,378	250,460,622	267,516,408	87,155,436	185,815,667	51,783,290

525,604,417	241,699,524	341,714,300	88,476,499	186,061,137	51,783,290
262	526	—	378,841	—	—
—	—	3,015,495	—	—	—

690,039	245,632	1,227,825	—	2,461,666	1,678
288,551	148,992	145,394	41,585	116,130	164
129,278	38,648,134	165,728	—	—	—
1,130	1,125	—	17,138	—	—
—	—	—	—	—	—
7,762	—	—	—	—	—
29,656	13,802	25,846	5,161	10,938	3,316

526,751,095	280,757,735	346,294,588	88,919,224	188,649,871	51,788,448

96,587	97,932	121,350	96,128	159	135,360
494,739	36,816,833	261,022	—	—	—
—	131,152	155,426	—	—	—
—	—	—	—	—	—
165,605	137,847	233,011	9,381	102,296	26,692
77,662	77,277	133,230	12,918	35,617	23,118

834,593	37,261,041	904,039	118,427	138,072	185,170

525,916,502	243,496,694	345,390,549	88,800,797	188,511,799	51,603,278

40,315,929	23,267,342	22,666,030	7,148,414	18,859,081	51,604,380
13.04	10.47	15.24	12.42	10.00	1.00

508,074,930	237,502,400	262,893,999	83,429,867	188,710,455	51,604,380
7,436,121	14,180,203	6,334,910	517,736	(444,126)	(1,102)
5,324,598	(9,386,972)	74,138,334	1,321,063	245,470	—
5,080,853	1,201,063	2,023,306	3,532,131	—	—

525,916,502	243,496,694	345,390,549	88,800,797	188,511,799	51,603,278

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF OPERATIONS

Six months ended June 30, 2008

(Unaudited)

	Large Cap Equity Fund	Small/Mid Cap Equity Fund	International Equity Fund
Investment Income:
Dividends	$615,682	179,704	893,481
Interest	18,648	15,636	7,582

	634,330	195,340	901,063
Less: foreign withholding taxes	(7,520)	(69)	(92,148)

Total investment income	626,810	195,271	808,915
Expenses:
Investment advisory and management fees	113,501	156,344	177,024
Professional fees	12,630	16,067	19,392
Custodian fees	2,028	4,826	63,550
Reports to shareholders	1,577	2,236	1,811
Errors & omissions insurance	1,113	968	1,250
Securities valuation fees	852	1,419	12,849
Trustees’ fees and expenses	799	694	994
Regulatory fees	648	878	380
Fidelity bond expense	122	112	139
ICI dues	60	206	257
License index fees	—	—	—

Total expenses	133,330	183,750	277,646
Less: expense reimbursement from SFIMC	(912)	(7,863)	(56,366)

Net expenses	132,418	175,887	221,280

Net investment income	494,392	19,384	587,635

Realized and unrealized gain (loss):		.
Net realized gain (loss) on sales of investments	(911,732)	(1,592,567)	828,353
Net realized gain (loss) on forward foreign currency contracts	—	—	(1,104)
Net realized gain (loss) on foreign currency transactions	37	—	(11,028)
Net realized gain (loss) on futures contracts	—	—	—
Change in unrealized gain (loss) on open futures contracts	—	—	—
Change in net unrealized appreciation (depreciation) on investments and foreign currency transactions	(7,105,304)	(1,179,530)	(6,458,687)

Net realized and unrealized gain (loss) on investments	(8,016,999)	(2,772,097)	(5,642,466)

Net change in net assets resulting from operations	$(7,522,607)	$(2,752,713)	(5,054,831)

See accompanying notes to financial statements.

Large Cap Equity Index Fund	Small Cap Equity Index Fund	International Equity Index Fund	Stock and Bond Balanced Fund	Bond Fund	Money Market Fund

5,818,629	1,487,169	9,030,142	846,582	—	—
36,871	117,717	12,615	—	4,855,133	772,622

5,855,500	1,604,886	9,042,757	846,582	4,855,133	772,622
—	(479)	(861,817)	—	—	—

5,855,500	1,604,407	8,180,940	846,582	4,855,133	772,622

728,677	504,620	997,629	—	474,587	103,049
36,073	24,680	28,043	8,587	16,000	10,846
8,121	7,615	148,574	32	1,929	1,000
26,952	33,483	46,419	5,286	18,001	8,306
17,063	7,989	11,023	2,957	5,509	2,119
2,690	8,130	43,540	—	10,330	—
11,326	5,188	7,405	1,897	3,866	1,086
2,103	6,115	380	380	380	380
1,899	568	1,205	306	597	162
2,912	1,489	1,680	—	996	249
30,602	5,056	4,986	—	—	—

868,418	604,933	1,290,884	19,445	532,195	127,197
(8,121)	(7,615)	—	(19,445)	—	—

860,297	597,318	1,290,884	—	532,195	127,197

4,995,203	1,007,089	6,890,056	846,582	4,322,938	645,425

7,209,009	13,316,649	3,505,348	(46,744)	178,144	—
—	—	138,375	—	—	—
—	—	(50,077)	—	—	—
(697,696)	(737,215)	(552,858)	—	—	—
(427,748)	(533,914)	(184,642)	—	—	—
(83,932,453)	(39,304,657)	(52,514,144)	(7,386,989)	(1,816,135)	—

(77,848,888)	(27,259,137)	(49,657,998)	(7,433,733)	(1,637,991)	—

(72,853,685)	(26,252,048)	(42,767,942)	(6,587,151)	2,684,947	645,425

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	Large Cap Equity Fund
Six months ended June 30, 2008 (Unaudited) and the Year ended December 31, 2007	2008	2007
From operations:
Net investment income	$494,392	924,958
Net realized gain (loss)	(911,695)	2,438,509
Change in net unrealized appreciation or depreciation	(7,105,304)	(6,374,511)

Net change in net assets resulting from operations	(7,522,607)	(3,011,044)

Distributions to shareholders from:
Net investment income	—	(912,622)
Net realized gain	—	(2,348,580)

Total distributions to shareholders	—	(3,261,202)

From Fund share transactions:
Proceeds from shares sold	2,384,780	7,416,738
Reinvestment of distributions	—	3,261,202

	2,384,780	10,677,940
Less payments for shares redeemed	(603,633)	(822,795)

Net increase (decrease) in net assets from Fund share transactions	1,781,147	9,855,145

Total increase (decrease) in net assets	(5,741,460)	3,582,899

Net assets:
Beginning of year	40,159,455	36,576,556

End of year*	$34,417,995	40,159,455

* Including undistributed (distribution in excess of) net investment income	$511,775	19,403

Share Information
Sold	261,713	634,379
Issued in reinvestment of distributions	—	328,750
Redeemed	(66,771)	(70,963)

Net increase (decrease)	194,942	892,166

See accompanying notes to financial statements.

Small/Mid Cap Equity Fund		International Equity Fund		Large Cap Equity Index Fund		Small Cap Equity Index Fund
2008	2007	2008	2007	2008	2007	2008	2007

19,384	15,134	$587,635	540,375	4,995,203	10,256,505	1,007,089	3,368,699
(1,592,567)	2,439,556	816,221	5,216,948	6,511,313	10,045,529	12,579,434	19,606,437
(1,179,530)	2,536,059	(6,458,687)	(1,195,101)	(84,360,201)	10,932,480	(39,838,571)	(29,008,437)

(2,752,713)	4,990,749	(5,054,831)	4,562,222	(72,853,685)	31,234,514	(26,252,048)	(6,033,301)

—	(13,791)	—	(721,392)	—	(10,158,680)	—	(3,108,129)
—	(4,007,124)	—	(4,378,703)	—	(1,531,749)	—	(20,758,388)

—	(4,020,915)	—	(5,100,095)	—	(11,690,429)	—	(23,866,517)

2,196,935	6,453,934	1,204,981	4,500,642	5,426,643	13,487,749	2,905,385	6,476,216
—	4,020,915	—	5,100,095	—	11,690,429	—	23,866,517

2,196,935	10,474,849	1,204,981	9,600,737	5,426,643	25,178,178	2,905,385	30,342,733
(633,021)	(652,161)	(560,548)	(762,715)	(19,727,588)	(30,865,285)	(9,347,692)	(16,408,240)

1,563,914	9,822,688	644,433	8,838,022	(14,300,945)	(5,687,107)	(6,442,307)	13,934,493

(1,188,799)	10,792,522	(4,410,398)	8,300,149	(87,154,630)	13,856,978	(32,694,355)	(15,965,325)

41,161,371	30,368,849	47,167,123	38,866,974	613,071,132	599,214,154	276,191,049	292,156,374

39,972,572	41,161,371	42,756,725	47,167,123	525,916,502	613,071,132	243,496,694	276,191,049

20,420	1,343	241,747	(345,888)	5,080,853	114,235	1,201,063	314,855

211,254	531,277	100,458	325,624	396,548	898,338	272,923	491,453
—	354,891	—	394,744	—	797,437	—	2,041,618
(60,518)	(53,338)	(46,921)	(54,454)	(1,431,197)	(2,042,576)	(871,331)	(1,238,902)

150,736	832,830	53,537	665,914	(1,034,649)	(346,801)	(598,408)	1,294,169

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	International Equity Index Fund
Six months ended June 30, 2008 (Unaudited) and the Year ended December 31, 2007	2008	2007
From operations:
Net investment income	$6,890,056	8,570,108
Net realized gain (loss)	3,040,788	12,727,719
Change in net unrealized appreciation or depreciation	(52,698,786)	15,932,166

Net change in net assets resulting from operations	(42,767,942)	37,229,993

Distributions to shareholders from:
Net investment income	—	(10,224,403)
Net realized gain	—	(9,215,336)

Total distributions to shareholders	—	(19,439,739)

From Fund share transactions:
Proceeds from shares sold	2,711,388	6,579,131
Reinvestment of distributions	—	19,439,739

	2,711,388	26,018,870
Less payments for shares redeemed	(9,029,764)	(15,920,496)

Net increase (decrease) in net assets from Fund share transactions	(6,318,376)	10,098,374

Total increase (decrease) in net assets	(49,086,318)	27,888,628

Net assets:
Beginning of year	394,476,867	366,588,239

End of year*	$345,390,549	394,476,867

* Including undistributed (distribution in excess of) net investment income	$2,023,306	(4,866,750)

Share Information
Sold	172,310	374,227
Issued in reinvestment of distributions	—	1,128,905
Redeemed	(566,426)	(904,771)

Net increase (decrease)	(394,116)	598,361

See accompanying notes to financial statements.

Stock and Bond Balanced Fund		Bond Fund		Money Market Fund
2008	2007	2008	2007	2008	2007

846,582	2,685,578	4,322,938	8,418,959	645,425	2,289,293
(46,744)	564,480	178,144	(160,986)	—	—
(7,386,989)	2,206,371	(1,816,135)	3,217,565	—	—

(6,587,151)	5,456,429	2,684,947	11,475,538	645,425	2,289,293

—	(2,453,997)	(4,322,938)	(8,418,959)	(645,425)	(2,289,293)
—	(297,964)	—	—	—	—

—	(2,751,961)	(4,322,938)	(8,418,959)	(645,425)	(2,289,293)

1,888,042	3,445,933	3,496,676	7,929,259	5,405,669	8,990,377
—	2,751,961	4,322,938	8,418,959	645,425	2,289,293

1,888,042	6,197,894	7,819,614	16,348,218	6,051,094	11,279,670
(5,035,909)	(6,874,135)	(7,927,622)	(7,603,070)	(4,276,582)	(9,543,832)

(3,147,867)	(676,241)	(108,008)	8,745,148	1,774,512	1,735,838

(9,735,018)	2,028,227	(1,745,999)	11,801,727	1,774,512	1,735,838

98,535,815	96,507,588	190,257,798	178,456,071	49,828,766	48,092,928

88,800,797	98,535,815	188,511,799	190,257,798	51,603,278	49,828,766

3,532,131	2,685,549	—	—	—	—

147,784	257,161	343,502	798,723	5,405,669	8,990,377
—	202,350	426,367	846,025	645,425	2,289,293
(391,466)	(511,629)	(781,479)	(764,753)	(4,276,582)	(9,543,832)

(243,682)	(52,118)	(11,610)	879,995	1,774,512	1,735,838

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of June 30, 2008. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. companies with market capitalizations of at least $1.5 billion.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund invests primarily in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The Fund invests primarily in common stocks of companies located in Europe, Canada, Australia and the Far East. The Fund may also invest in companies located in other countries, including up to 10% of its net assets in companies located in emerging or developing markets. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 . The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (‘Russell’). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

2. Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time as of which the security is to be valued (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of June 30, 2008:

	Investments in Securities				Other Financial Instruments
Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund	$33,965,812	$310,642	$—	$34,276,454	$—	$—	$—	$—
Small/Mid Cap Equity Fund	40,306,801	—	—	40,306,801	—	—	—	—
International Equity Fund	82,440	42,189,125	—	42,271,565	59,692	—	—	59,692
Large Cap Index Fund	517,074,713	8,529,704	—	525,604,417	(549,441)	—	—	(549,441)
Small Cap Index Fund	230,919,134	10,780,390	0	241,699,524	(625,874)	—	—	(625,874)
International Index Fund	—	341,714,300	—	341,714,300	(155,426)	—	—	(155,426)
Balanced Fund	88,476,499	—	—	88,476,499	—	—	—	—
Bond Fund	5,101,586	180,959,551	—	186,061,137	—	—	—	—
Money Market Fund	1,362,913	50,420,377	—	51,783,290	—	—	—	—

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2007. The Small Cap Index Fund did not hold any Level 3 securities valued at other than zero as of June 30, 2008. The remaining Funds did not hold any Level 3 securities as of December 31, 2007 or June 30, 2008.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of June 30, 2008.

Securities transactions and investment income

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Funds. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums on money market instruments and long-term debt instruments. Realized gains and losses from security transactions are reported on an identified cost basis.

Fund share valuation

Fund shares are sold and redeemed on a continuous basis at net asset value. Net asset value per share is determined daily on each day the New York Stock Exchange is open, except that a Fund need not compute a net asset value on any day when no purchase or redemption order has been received by the Fund. The net asset values are determined as of the close of regular session trading on the New York Stock Exchange (usually 3:00 p.m., Central Standard time). The net asset value per share is computed by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Federal income taxes, dividends and distributions to shareholders

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of June 30, 2008, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$44,139,673	$1,792,983	$(11,656,202)	$(9,863,219)
Small/Mid Cap Equity Fund	38,995,802	5,204,076	(3,893,077)	1,310,999
International Equity Fund	42,600,157	4,735,696	(5,064,288)	(328,592)
Large Cap Index Fund	520,209,034	129,498,665	(124,103,282)	5,395,383
Small Cap Index Fund	250,575,905	45,012,752	(53,889,133)	(8,876,381)
International Index Fund	271,865,665	109,541,283	(39,692,648)	69,848,635
Balanced Fund	87,166,805	1,621,144	(311,450)	1,309,694
Bond Fund	185,815,667	2,281,971	(2,036,501)	245,470
Money Market Fund	51,783,290	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

At December 31, 2007, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Expiration year	Bond Fund	Money Market Fund
2011	$294,740	$—
2013	166,544	1,102
2015	160,986	—

Total:	$622,270	$1,102

The Large Cap Index Fund utilized $5,269,805 of capital loss carryforwards to offset realized capital gains in 2007.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

As of December 31, 2007, in accordance with federal tax regulations the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-term Gain	Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
Large Cap Equity Fund	$18,398	$253,396	$(2,655,306)	$—	$(2,383,512)
Small/Mid Cap Equity Fund	590,070	—	2,504,515	(331)	3,094,254
International Equity Fund	116,281	788,447	6,193,572	(153,434)	6,944,866
Large Cap Index Fund	77,589	1,244,715	89,372,953	—	90,695,257
Small Cap Index Fund	65,552	1,452,787	30,728,003	—	32,246,342
International Index Fund	935,786	3,347,472	122,492,257	(1,511,023)	125,264,492
Balanced Fund	2,685,549	567,496	8,705,036	—	11,958,081
Bond Fund	—	—	2,061,605	(622,270)	1,439,335
Money Market Fund	—	—	—	(1,102)	(1,102)

Differences between these amounts and the undistributed net investment income reported on the Statements of Assets and Liabilities as of December 31, 2007 relate to current year estimates for return of capital from Real Estate Investment Trusts (“REITs”), accumulated capital losses, post-October loss deferrals, short term capital gains and mark-to-market of Passive Foreign Investment Companies (“PFICs”), and/or forward foreign currency and futures contract adjustments.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal income tax regulations which may differ from GAAP. These differences are primarily due to differing treatment for futures contracts, the recognition of net realized losses, the timing of fund distributions, and foreign currency transactions. As a result, net investment income and net realized gain or loss on investment transactions for a reporting period may differ from distributions during such period. Accordingly, each Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

As of December 31, 2007, these reclassifications were as follows:

Fund	Paid in Capital	Accumulated Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Undistributed (Accumulated) Net Investment Income (Loss)
Large Cap Equity Fund	$—	$4,937	—	$(4,937)
Small/Mid Cap Equity Fund	—	4,571	—	(4,571)
International Equity Fund	—	(147,972)	—	147,972
Large Cap Index Fund	—	132,785	—	(132,785)
Small Cap Index Fund	2,748	213,233	(2,748)	(213,233)
International Index Fund	—	(423,149)	—	423,149

The Large Cap Equity, Small/Mid Cap Equity, International Equity, Large Cap Index, Small Cap Index, International Index, and Balanced Funds declare and pay dividend and capital gain distributions, if any, at least annually.

The Bond and Money Market Funds declare dividends daily and distribute dividends monthly on the last business day of the month. Capital gain distributions on these Funds, if any, are paid at least annually.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The tax character of distributions for certain Funds was as follows for the year ended December 31, 2007:

2007	Ordinary Income	Long-term Capital Gain	Total
Large Cap Equity Fund	$1,738,103	$1,523,099	$3,261,202
Small/Mid Cap Equity Fund	3,574,757	446,158	4,020,915
International Equity Fund	1,263,296	3,836,799	5,100,095
Small Cap Index Fund	5,142,256	18,724,261	23,866,517
International Index Fund	10,285,127	9,154,612	19,439,739

For the remaining Funds, the tax distributions of ordinary income were the same as the distributions from net investment income reflected in the Statements of Changes in Net Assets for the year ended December 31, 2007. The tax character of distributions made during the six months ended June 30, 2008 were the same as the composition of distributions reflected in the Statement of Changes in Net Assets as of June 30, 2008.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of ($148,522) during 2007 and realized gains of $149,107 during 2007 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of ($231,915) during 2007 and realized gains of $122,193 during 2007 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2007, was $203,279 for the International Equity Fund and $4,250,357 for the International Index Fund.

From November 1, 2007 through December 31, 2007, the Small/Mid Cap Equity Fund incurred $331 in net realized losses. As permitted by tax regulation, the Fund intends to elect to defer these losses and treat them as arising on January 1, 2008.

From November 1, 2007 through December 31, 2007, the International Equity Fund and International Index Fund incurred $153,434 and $1,511,023, respectively, in PFIC and foreign exchange losses. As permitted by tax regulations, the Funds intend to elect to defer these losses and treat them as arising on January 1, 2008.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at June 30, 2008. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Expenses

Expenses arising in connection with a specific Fund are allocated to that Fund. Common Trust expenses are generally allocated between the Funds in proportion to each Fund’s relative net assets.

Use of estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Commitments and contingencies

In the normal course of business, the Trust enters into contracts on behalf of the Funds that may contain provisions for general indemnifications. Each Fund’s maximum exposure under these indemnification provisions is unknown, as this would involve future claims that may be made against each Fund that are not known at this time. However, based on past experience, the Funds believe the risk of loss from these indemnification provisions is improbable.

Financial instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, may enter into stock index futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. These contracts obligate a Fund to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Additionally, the International Equity and International Index Funds may enter into forward foreign currency contracts to purchase or sell foreign currencies. The Funds bear the market risk that arises from changes in the value of financial instruments and securities indices (futures contracts) or from changes in foreign currency rates (forward foreign currency contracts) and the credit risk should a counterparty fail to perform under such contracts.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

The Large Cap Index, Small Cap Index, and International Index Funds and, indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

New accounting pronouncement

In March 2008, Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (SFAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. At this time, the Trust’s management is evaluating the implications of SFAS 161 and their impact in the financial statements, if any, has not yet been determined.

3. Transactions with affiliates

The Trust has entered into an investment advisory and management services agreement with SFIMC pursuant to which each Fund pays SFIMC an annual fee (computed on a daily basis and paid monthly) at the following annual rates:

Large Cap Equity Fund	0.60% of average daily net assets
Small/Mid Cap Equity Fund	0.80% of average daily net assets
International Equity Fund	0.80% of average daily net assets
Large Cap Index Fund	0.26% of average daily net assets
Small Cap Index Fund	0.40% of average daily net assets
International Index Fund	0.55% of average daily net assets
Balanced Fund	None
Bond Fund	0.50% of average daily net assets
Money Market Fund	0.40% of average daily net assets

SFIMC has agreed not to be paid an investment advisory and management services fee for performing its services for the Balanced Fund and has agreed to reimburse any other expenses incurred by that Fund. However, SFIMC receives investment advisory fees from managing the underlying Funds in which the Balanced Fund invests.

With respect to each Fund, other than the Balanced, International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by each Fund, (other than the investment advisory and management services fee, acquired Fund fees and expenses and custody fees in the case of the Large Cap Index Fund and the Small Cap Index Fund) that exceed 0.10% of such Fund’s average daily net assets. With respect to the International Equity and International Index Funds, SFIMC has agreed to reimburse the expenses incurred by these Funds, other than the investment advisory and management services fee and acquired fund fees and expenses, that exceed 0.20% of the Fund’s average daily net assets.

These expense limitation/reimbursement arrangements are voluntary and may be eliminated by SFIMC at any time.

The Funds do not pay any direct or indirect discount, commission or other compensation for transfer agent services provided by SFIMC or for distribution and underwriting services provided by State Farm VP Management Corp.

SFIMC has engaged Capital Guardian Trust Company (“Capital Guardian”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Equity and International Equity Funds; Barclays Global Fund Advisors (“Barclays”) as the investment sub-adviser to provide day-to-day portfolio management for the Large Cap Index, Small Cap Index and International Index Funds; and Bridgeway Capital Management, Inc. (“Bridgeway”) and Rainier Investment Management, Inc. (“Rainier”) as the investment sub-advisers to provide day-to-day portfolio management for the Small/Mid Cap Equity Fund. In accordance with the overall investment objectives of each respective Fund, Capital Guardian, Barclays, Bridgeway and Rainier determine which securities to buy and sell for each of these Funds, selects the brokers and dealers to effect the transactions, and negotiates commissions.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

For the six months ended June 30, 2008, the following fees were earned by Capital Guardian, Barclays, Bridgeway and Rainier for sub-advisory services (not all amounts earned were paid during the period):

	Capital Guardian	Barclays	Bridgeway	Rainier
Large Cap Equity Fund	$47,293	$—	$—	$—
Small/Mid Cap Equity Fund	—	—	57,400	60,088
International Equity Fund	75,421	—	—	—
Large Cap Index Fund	—	139,978	—	—
Small Cap Index Fund	—	125,994	—	—
International Index Fund	—	181,253	—	—

Total Sub-Advisory Fees	$122,714	$447,225	$57,400	$60,088

Certain officers and/or trustees of the Trust are also officers and/or directors of SFIMC. The Trust made no payments to its officers or trustees except for trustees’ fees paid to or accrued for the Trust’s independent trustees.

4. Investment transactions

Investment transactions (exclusive of short-term instruments) were as follows:

	Six months ended June 30, 2008 (Unaudited)
	Purchases	Sales
Large Cap Equity Fund	$11,949,277	$11,014,720
Small/Mid Cap Equity Fund	20,449,640	18,613,698
International Equity Fund	13,914,861	13,430,427
Large Cap Index Fund	7,124,997	20,279,898
Small Cap Index Fund	39,987,017	47,260,338
International Index Fund	12,974,241	12,512,628
Balanced Fund	846,582	3,440,000
Bond Fund	7,969,613	11,504,129

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

(Unaudited)

5. Futures and foreign currency contracts

The International Equity Fund had the following forward foreign currency contracts at June 30, 2008.

Foreign amount Purchase (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchase (Sold)	Unrealized Gain	Unrealized (Loss)
19,036	British Pound	2	07/01/2008-07/03/2008	37,916	$54	$—
(28,100)	British Pound	2	07/02/2008-07/03/2008	(55,969)	20	—
200,267	Canadian Dollar	1	07/03/2008	196,395	—	(1,588)
(748,090)	Canadian Dollar	4	07/02/2008-10/03/2008	(733,093)	661	(1,590)
56,913	Danish Krone	1	07/03/2008	12,015	—	(7)
1,478,411	Euro	7	07/03/2008-12/17/2008	2,320,315	17,770	(234)
(594,856)	Euro	9	07/01/2008-07/09/2008	(936,359)	543	(6,063)
59,002,240	Japanese Yen	1	07/09/2008	555,864	1,752	—
(360,409,504)	Japanese Yen	11	07/01/2008-12/17/2008	(3,411,143)	61,611	(37)
(398,672)	Hong Kong Dollar	2	07/02/2008-07/03/2008	(51,130)	—	(19)
62,592	Swiss Franc	2	07/02/2008	61,271	193	—
(773,829)	Swiss Franc	5	07/02/2008-09/18/2008	(759,869)	1,814	(15,188)

				Total	$84,418	$(24,726)

The International Index Fund had no open forward foreign currency contracts at June 30, 2008.

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at June 30, 2008:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	133	$9,068,756	$8,519,315	Long	September ‘08	$(549,441)

Small Cap Index Fund	Russell 2000 Index Mini	182	13,214,814	12,588,940	Long	September ‘08	$(625,874)

International Index Fund	TOPIX Index	6	784,076	746,285	Long	September ‘08	(37,791)
International Index Fund	DJ Euro Stoxx 50	23	1,292,408	1,224,833	Long	September ‘08	(67,575)
International Index Fund	EMINI MSCI EAFE Index	3	309,060	295,410	Long	September ‘08	(13,650)
International Index Fund	FTSE 100 Index	9	1,048,043	1,011,633	Long	September ‘08	(36,410)

Total							$(155,426)

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of each Fund for the past five years, or if performance information is not available for these periods, since the Fund’s inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,		From commencement of investment operations July 26, 2005 to December 31, 2005
			2007	2006
Net asset value, beginning of period	$9.82		11.43	10.33	10.00

Income from Investment Operations
Net investment income (a)	0.12		0.26	0.20	0.07
Net gain (loss) on investments (both realized and unrealized)	(1.91)		(1.00)	1.45	0.34

Total from investment operations	(1.79)		(0.74)	1.65	0.41

Less Distributions
Net investment income	—		(0.24)	(0.18)	(0.07)
Net realized gain	—		(0.63)	(0.37)	(0.01)

Total distributions	—		(0.87)	(0.55)	(0.08)

Net asset value, end of period	$8.03		9.82	11.43	10.33

Total Return (b)	(18.23)%		(6.55)%	15.91%	4.14%
Net assets, end of period (millions)	$34.4		40.2	36.6	26.9
Ratios to average net assets assuming expense reductions
Expenses	0.70	%(c)	0.70%	0.70%	0.70	%(c)
Net investment income	2.61	%(c)	2.24%	1.83%	1.71	%(c)
Ratios to average net assets absent expense reductions
Expenses	0.70	%(c)	0.70%	0.71%	0.85	%(c)
Net investment income	2.61	%(c)	2.24%	1.82%	1.56	%(c)
Portfolio turnover rate	59	%(c)	40%	34%	15%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,		From commencement of investment operations July 26, 2005 to December 31, 2005
			2007	2006
Net asset value, beginning of period	$11.28		10.79	9.64	10.00

Income from Investment Operations
Net investment income (a) (b)	0.01		—	—	0.01
Net gain (loss) on investments (both realized and unrealized)	(0.77)		1.71	1.41	(0.32)

Total from investment operations	(0.76)		1.71	1.41	(0.31)

Less Distributions
Net investment income (b)	—		—	—	(0.01)
Net realized gain	—		(1.22)	(0.26)	(0.04)

Total distributions	—		(1.22)	(0.26)	(0.05)

Net asset value, end of period	$10.52		11.28	10.79	9.64

Total Return (c)	(6.74)%		15.81%	14.58%	(3.14)%
Net assets, end of period (millions)	$40.0		41.2	30.4	24.6
Ratios to average net assets assuming expense reductions
Expenses	0.90	%(d)	0.90%	0.90%	0.90	%(d)
Net investment income	0.10	%(d)	0.04%	0.00%	0.21	%(d)
Ratios to average net assets absent expense reductions
Expenses	0.94	%(d)	0.97%	0.95%	1.11	%(d)
Net investment income	0.06	%(d)	(0.03)%	(0.05)%	0.00	%(d)
Portfolio turnover rate	96	%(d)	96%	161%	22%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Income and distributions from net investment income represent less than $0.01 per share in 2007 and 2006.
(c)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,			From commencement of investment operations July 26, 2005 to December 31, 2005
			2007	2006
Net asset value, beginning of period	$12.84		12.93	11.63		10.00
Income from Investment Operations
Net investment income (a)	0.16		0.17	0.19		0.02
Net gain (loss) on investments (both realized and unrealized)	(1.53)		1.30	2.05		1.70

Total from investment operations	(1.37)		1.47	2.24		1.72

Less Distributions
Net investment income	—		(0.22)	(0.27)		(0.06)
Net realized gain	—		(1.34)	(0.67)		(0.03)

Total distributions	—		(1.56)	(0.94)		(0.09)

Net asset value, end of period	$11.47		12.84	12.93		11.63

Total Return (b)	(10.67)%		11.10%	19.23	%(c)	17.25%
Net assets, end of period (millions)	$42.8		47.2	38.9		29.8
Ratios to average net assets assuming expense reductions
Expenses	1.00	%(d)	1.00%	1.00%		1.00	%(d)
Net investment income	2.66	%(d)	1.23%	1.48%		0.50	%(d)
Ratios to average net assets absent expense reductions
Expenses	1.25	%(d)	1.23%	1.22%		1.35	%(d)
Net investment income	2.41	%(d)	1.00%	1.26%		0.15	%(d)
Portfolio turnover rate	62	%(d)	49%	30%		10%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(c)	Based upon net asset value of $12.93, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $12.95, which caused the total return for the year ended December 31, 2006 to be equivalent to 19.41%.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,
			2007		2006	2005	2004	2003
Net asset value, beginning of period	$14.83		14.37		12.63	12.26	11.27	8.89
Income from Investment Operations
Net investment income (a)	0.12		0.25		0.22	0.19	0.20	0.14
Net gain (loss) on investments (both realized and unrealized)	(1.91)		0.50		1.74	0.37	0.98	2.38

Total from investment operations	(1.79)		0.75		1.96	0.56	1.18	2.52

Less Distributions
Net investment income	—		(0.25)		(0.22)	(0.19)	(0.19)	(0.14)
Net realized gain	—		(0.04)		—	—	—	—

Total distributions	—		(0.29)		(0.22)	(0.19)	(0.19)	(0.14)

Net asset value, end of period	$13.04		14.83		14.37	12.63	12.26	11.27

Total Return (b)	(12.07)%		5.23%		15.49%	4.57%	10.46%	28.31%
Net assets, end of period (millions)	$525.9		613.1		599.2	522.0	497.4	395.8
Ratios to average net assets
Expenses	0.31	%(c)	0.31	%(d)	0.31%	0.32%	0.30%	0.31%
Net investment income	1.78	%(c)	1.65%		1.64%	1.57%	1.73%	1.47%
Portfolio turnover rate	3	%(c)	4%		3%	4%	3%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.
(d)	The effect of expense reimbursements is less than 0.005%.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,
			2007	2006	2005	2004	2003
Net asset value, beginning of period	$11.57		12.94	11.95	12.31	10.79	7.43
Income from Investment Operations
Net investment income (a)	0.04		0.15	0.11	0.08	0.08	0.06
Net gain (loss) on investments (both realized and unrealized)	(1.14)		(0.43)	2.02	0.45	1.85	3.36

Total from investment operations	(1.10)		(0.28)	2.13	0.53	1.93	3.42

Less Distributions
Net investment income	—		(0.14)	(0.10)	(0.08)	(0.06)	(0.06)
Net realized gain	—		(0.95)	(1.04)	(0.81)	(0.35)	—

Total distributions	—		(1.09)	(1.14)	(0.89)	(0.41)	(0.06)

Net asset value, end of period	$10.47		11.57	12.94	11.95	12.31	10.79

Total Return (b)	(9.51)%		(2.22)%	17.75%	4.25%	17.89%	45.96%
Net assets, end of period (millions)	$243.5		276.2	292.2	253.1	264.0	208.0
Ratios to average net assets assuming expense reductions
Expenses	0.47	%(c)	0.49%	0.49%	0.50%	0.48%	0.50%
Net investment income	0.80	%(c)	1.15%	0.81%	0.64%	0.71%	0.71%
Ratios to average net assets absent expense reductions
Expenses	0.48	%(c)	0.50%	0.49%	0.50%	0.48%	0.51%
Net investment income	0.79	%(c)	1.14%	0.81%	0.64%	0.71%	0.70%
Portfolio turnover rate	33	%(c)	20%	23%	17%	20%	22%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,
			2007	2006		2005	2004	2003
Net asset value, beginning of period	$17.11		16.32	13.57		12.28	10.50	7.75
Income from Investment Operations
Net investment income (a)	0.30		0.38	0.33		0.25	0.19	0.15
Net gain (loss) on investments (both realized and unrealized)	(2.17)		1.30	3.09		1.40	1.83	2.78

Total from investment operations	(1.87)		1.68	3.42		1.65	2.02	2.93

Less Distributions
Net investment income	—		(0.47)	(0.41)		(0.28)	(0.24)	(0.18)
Net realized gain	—		(0.42)	(0.26)		(0.08)	—	—

Total distributions	—		(0.89)	(0.67)		(0.36)	(0.24)	(0.18)

Net asset value, end of period	$15.24		17.11	16.32		13.57	12.28	10.50

Total Return (b)	(10.93)%		10.04%	25.20	%(d)	13.44%	19.26%	37.84%
Net assets, end of period (millions)	$345.4		394.5	366.6		292.6	253.6	203.7
Ratios to average net assets assuming expense reductions
Expenses	0.71	%(c)	0.71%	0.72%		0.74%	0.75%	0.75%
Net investment income	3.80	%(c)	2.19%	2.16%		1.98%	1.76%	1.75%
Ratios to average net assets absent expense reductions
Expenses	0.71	%(c)	0.71%	0.72%		0.74%	0.77%	0.77%
Net investment income	3.80	%(c)	2.19%	2.16%		1.98%	1.74%	1.73%
Portfolio turnover rate	7	%(c)	6%	3%		3%	4%	5%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(c)	Determined on an annualized basis.
(d)	Based upon net asset value of $16.32, as of December 31, 2006 (as calculated for financial reporting purposes, taking into account transactions that occurred on December 29, 2006 and the subsequent fair valuation of the equity securities). For shareholder purchases and redemptions on December 29, 2006, the net asset value was $16.35, which caused the total return for the year ended December 31, 2006 to be equivalent to 25.43%.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,
			2007	2006	2005	2004	2003
Net asset value, beginning of period	$13.33		12.96	11.96	11.87	11.30	9.82
Income from Investment Operations
Net investment income (a)	0.12		0.36	0.33	0.31	0.31	0.27
Net gain (loss) on investments (both realized and unrealized)	(1.03)		0.39	0.98	0.06	0.50	1.51

Total from investment operations	(0.91)		0.75	1.31	0.37	0.81	1.78

Less Distributions
Net investment income	—		(0.34)	(0.31)	(0.28)	(0.23)	(0.27)
Net realized gain	—		(0.04)	—	—	(0.01)	(0.03)

Total distributions	—		(0.38)	(0.31)	(0.28)	(0.24)	(0.30)

Net asset value, end of period	$12.42		13.33	12.96	11.96	11.87	11.30

Total Return (b)	(6.83)%		5.73%	11.03%	3.22%	7.26%	18.30%
Net assets, end of period (millions)	$88.8		98.5	96.5	89.1	84.0	70.3
Ratios to average net assets assuming expense reductions
Expenses (c)	0.00%		0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	1.83	%(d)	2.71%	2.68%	2.63%	2.69%	2.55%
Ratios to average net assets absent expense reductions
Expenses (c)	0.04	%(d)	0.07%	0.06%	0.08%	0.05%	0.06%
Net investment income	1.79	%(d)	2.64%	2.62%	2.55%	2.64%	2.49%
Portfolio turnover rate	2	%(d)	3%	3%	1%	0%	1%

(a)	Average shares outstanding for the period were used to calculate net investment income per share.
(b)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(c)	Expense ratios relate to the Balanced Fund only and do not reflect the Fund’s proportionate share of the expenses of the underlying funds.
(d)	Determined on an annualized basis.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,
			2007		2006	2005	2004	2003
Net asset value, beginning of period	$10.08		9.92		9.94	10.27	10.46	10.50
Income from Investment Operations
Net investment income	0.23		0.46		0.44	0.43	0.44	0.46
Net gain (loss) on investments (both realized and unrealized)	(0.08)		0.16		(0.02)	(0.33)	(0.19)	(0.03)

Total from investment operations	0.15		0.62		0.42	0.10	0.25	0.43

Less Distributions
Net investment income	(0.23)		(0.46)		(0.44)	(0.43)	(0.44)	(0.46)
Net realized gain	—		—		—	—	—	(0.01)

Total distributions	(0.23)		(0.46)		(0.44)	(0.43)	(0.44)	(0.47)

Net asset value, end of period	$10.00		10.08		9.92	9.94	10.27	10.46

Total Return (a)	1.47%		6.37%		4.34%	1.02%	2.40%	4.08%
Net assets, end of period (millions)	$188.5		190.3		178.5	169.8	176.9	162.2
Ratios to average net assets
Expenses	0.56	%(b)	0.58	%(c)	0.57%	0.57%	0.55%	0.56%
Net investment income	4.55	%(b)	4.59%		4.46%	4.28%	4.22%	4.35%
Portfolio turnover rate	9	%(b)	17%		19%	16%	10%	9%

(a)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(b)	Determined on an annualized basis.
(c)	The effect of expense reimbursements is less than 0.005%.

See accompanying notes to financial statements.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

(For a share outstanding throughout each period)

	Six months ended June 30, 2008 (Unaudited)		Year ended December 31,
			2007	2006	2005	2004	2003
Net asset value, beginning of period	$1.00		1.00	1.00	1.00	1.00	1.00

Income from Investment Operations
Net investment income	0.01		0.05	0.04	0.03	0.01	0.01

Total from investment operations	0.01		0.05	0.04	0.03	0.01	0.01

Less Distributions
Net investment income	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Total distributions	(0.01)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net asset value, end of period	$1.00		1.00	1.00	1.00	1.00	1.00

Total Return (a)	1.26%		4.77%	4.59%	2.74%	0.87%	0.67%

Net assets, end of period (millions)	$51.6		49.8	48.1	43.9	55.9	55.1

Ratios to average net assets assuming expense reductions
Expenses	0.49	%(b)	0.50%	0.50%	0.50%	0.48%	0.48%
Net investment income	2.51	%(b)	4.67%	4.51%	2.66%	0.87%	0.67%

Ratios to average net assets absent expense reductions
Expenses	0.49	%(b)	0.55%	0.54%	0.54%	0.48%	0.48%
Net investment income	2.51	%(b)	4.62%	4.47%	2.62%	0.87%	0.67%

(a)	Total return is not annualized for periods that are less than a full year. Effective for the year ended December 31, 2007, total return was calculated based upon net asset values used for shareholder purchases and redemptions at the beginning and end of the period. Total return for periods prior to the year ended December 31, 2007, used net asset values as calculated for financial reporting purposes.
(b)	Determined on an annualized basis.

See accompanying notes to financial statements.

State Farm VP Management Corp
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, IL 61710-0001

FORWARDING SERVICE REQUESTED

U.S. POSTAGE
PAID
CHICAGO, IL
PERMIT NO. 6065

PRESORTED STANDARD

Issued by:
State Farm Life Insurance Company
(Not licensed in MA, NY, or WI)
State Farm Life and Accident Assurance Company
(Licensed in NY and WI)
Home Office, Bloomington, Illinois

State Farm VP Management Corp.
(Underwriter and Distributor of Securities Products)
One State Farm Plaza
Bloomington, Illinois 61710-0001
1-888-702-2307

statefarm.com®

8-2008
Printed in U.S.A.
231-3602.9-CH

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The information is included as part of the report to shareholders under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the State Farm Variable Product Trust Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of principal executive officer and principal financial officer required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b))(as applicable), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350): Attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/26/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward B. Rust, Jr.
Edward B. Rust, Jr.
President

Date 8/26/2008

By	/s/ Michael L. Tipsord
Michael L. Tipsord
Senior Vice President and Treasurer

Date 8/26/2008